Schedule of Investments (unaudited)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	$165	$162,434
4.65%, 10/01/28 (Call 07/01/28)	170	197,793
4.75%, 03/30/30 (Call 12/30/29)	85	99,279
Omnicom Group Inc.
2.60%, 08/01/31 (Call 05/01/31)	155	155,073
4.20%, 06/01/30 (Call 03/01/30)	240	272,707
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	393	435,346
3.65%, 11/01/24 (Call 08/01/24)	65	70,949
WPP Finance 2010, 3.75%, 09/19/24	255	278,945
		1,672,526
Aerospace & Defense — 0.6%
Boeing Co. (The)
1.43%, 02/04/24 (Call 02/04/22)	250	250,797
1.88%, 06/15/23 (Call 04/15/23)	19	19,416
2.20%, 02/04/26 (Call 02/04/23)	275	276,147
2.25%, 06/15/26 (Call 03/15/26)	210	213,522
2.60%, 10/30/25 (Call 07/30/25)	70	73,002
2.70%, 02/01/27 (Call 12/01/26)	240	248,021
2.80%, 03/01/23 (Call 02/01/23)	145	150,423
2.80%, 03/01/27 (Call 12/01/26)	190	197,393
2.85%, 10/30/24 (Call 07/30/24)	88	92,638
2.95%, 02/01/30 (Call 11/01/29)	50	50,495
3.10%, 05/01/26 (Call 03/01/26)	200	212,292
3.20%, 03/01/29 (Call 12/01/28)	88	91,537
3.25%, 03/01/28 (Call 12/01/27)	215	225,326
3.63%, 02/01/31 (Call 11/01/30)	200	212,564
4.88%, 05/01/25 (Call 04/01/25)	761	855,075
5.04%, 05/01/27 (Call 03/01/27)	515	593,898
5.15%, 05/01/30 (Call 02/01/30)	848	995,620
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)(a)	135	135,913
1.88%, 08/15/23 (Call 06/15/23)	96	99,097
2.13%, 08/15/26 (Call 05/15/26)	145	151,957
2.25%, 11/15/22 (Call 08/15/22)	231	236,606
2.25%, 06/01/31 (Call 03/01/31)	45	45,433
2.38%, 11/15/24 (Call 09/15/24)	60	63,532
2.63%, 11/15/27 (Call 08/15/27)	151	162,005
3.38%, 05/15/23 (Call 04/15/23)	210	222,285
3.50%, 05/15/25 (Call 03/15/25)	360	396,198
3.50%, 04/01/27 (Call 02/01/27)	215	239,863
3.63%, 04/01/30 (Call 01/01/30)	247	276,665
3.75%, 05/15/28 (Call 02/15/28)	260	294,250
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	270	258,079
3.83%, 04/27/25 (Call 01/27/25)	265	291,783
3.85%, 12/15/26 (Call 09/15/26)	250	280,557
4.40%, 06/15/28 (Call 03/15/28)	295	338,976
Lockheed Martin Corp.
2.90%, 03/01/25 (Call 12/01/24)	593	638,898
3.10%, 01/15/23 (Call 11/15/22)	182	189,491
3.55%, 01/15/26 (Call 10/15/25)	493	548,033
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	672	719,262
3.20%, 02/01/27 (Call 11/01/26)	279	304,501
3.25%, 08/01/23	200	212,414
3.25%, 01/15/28 (Call 10/15/27)	560	607,253
Security	Par (000)	Value

Aerospace & Defense (continued)
4.40%, 05/01/30 (Call 02/01/30)	$130	$151,733
Raytheon Technologies Corp.
2.25%, 07/01/30 (Call 04/01/30)	210	209,931
2.50%, 12/15/22 (Call 09/15/22)	107	110,053
3.13%, 05/04/27 (Call 02/04/27)	404	440,263
3.20%, 03/15/24 (Call 01/15/24)	235	251,189
3.50%, 03/15/27 (Call 12/15/26)	345	381,677
3.70%, 12/15/23 (Call 09/15/23)	227	243,669
3.95%, 08/16/25 (Call 06/16/25)	552	616,153
4.13%, 11/16/28 (Call 08/16/28)	615	702,035
7.50%, 09/15/29	84	116,354
		14,694,274
Agriculture — 0.4%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	175	183,437
2.45%, 02/04/32 (Call 11/04/31)	430	407,816
2.63%, 09/16/26 (Call 06/16/26)	373	392,277
3.40%, 05/06/30 (Call 02/06/30)	155	162,184
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	418	446,416
3.25%, 03/27/30 (Call 12/27/29)	95	103,929
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	405	399,192
2.73%, 03/25/31 (Call 12/25/30)	200	193,044
2.79%, 09/06/24 (Call 08/06/24)	100	105,390
3.22%, 08/15/24 (Call 06/15/24)	430	457,743
3.22%, 09/06/26 (Call 07/06/26)	286	303,629
3.46%, 09/06/29 (Call 06/06/29)	235	244,868
3.56%, 08/15/27 (Call 05/15/27)	614	653,603
BAT International Finance PLC, 1.67%, 03/25/26 (Call 02/25/26)	460	459,172
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	65	65,956
2.75%, 05/14/31 (Call 02/14/31)	200	200,264
3.00%, 09/25/22 (Call 08/25/22)	15	15,458
3.25%, 08/15/26 (Call 05/15/26)	165	178,484
3.75%, 09/25/27 (Call 06/25/27)	137	151,315
4.35%, 03/15/24 (Call 02/15/24)	180	197,044
Philip Morris International Inc.
1.13%, 05/01/23	20	20,332
1.50%, 05/01/25 (Call 04/01/25)	21	21,506
2.13%, 05/10/23 (Call 03/10/23)	225	232,389
2.38%, 08/17/22 (Call 07/17/22)	235	240,682
2.50%, 08/22/22	237	243,641
2.50%, 11/02/22 (Call 10/02/22)	120	123,641
2.63%, 03/06/23	230	239,639
2.75%, 02/25/26 (Call 11/25/25)	190	204,408
2.88%, 05/01/24 (Call 04/01/24)	185	197,251
3.13%, 08/17/27 (Call 05/17/27)	150	164,241
3.25%, 11/10/24	308	334,851
3.38%, 08/11/25 (Call 05/11/25)	195	213,277
3.38%, 08/15/29 (Call 05/15/29)	36	39,280
3.60%, 11/15/23	210	227,149
Reynolds American Inc.
4.45%, 06/12/25 (Call 03/12/25)	504	560,478
4.85%, 09/15/23	240	262,642
		8,646,628

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines — 0.1%
American Airlines Pass Through Trust
Series 2016-3, Class AA, 3.00%, 04/15/30	$40	$40,038
Series 2017-2, Class AA, 3.35%, 04/15/31	180	182,029
Continental Airlines 2012-2 Class A Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	47	49,549
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	205	207,450
4.75%, 05/04/23	720	776,124
5.13%, 06/15/27 (Call 04/15/27)	510	597,143
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	108	113,356
Series 2014-2, Class A, 3.75%, 03/03/28	228	240,075
Series 2020-1, Class A, 5.88%, 04/15/29	700	773,060
		2,978,824
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	215	229,134
2.75%, 03/27/27 (Call 01/27/27)	298	322,370
2.85%, 03/27/30 (Call 12/27/29)	449	481,319
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	75	84,094
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)	95	105,273
Tapestry Inc.
3.00%, 07/15/22 (Call 06/15/22)	135	137,730
4.13%, 07/15/27 (Call 04/15/27)	95	104,039
VF Corp.
2.80%, 04/23/27 (Call 02/23/27)	90	96,213
2.95%, 04/23/30 (Call 01/23/30)	50	52,376
		1,612,548
Auto Manufacturers — 0.7%
American Honda Finance Corp.
0.55%, 07/12/24	200	200,244
0.88%, 07/07/23	310	313,395
1.95%, 05/10/23	321	331,243
2.00%, 03/24/28	75	76,420
2.20%, 06/27/22	98	100,047
2.30%, 09/09/26	150	158,633
2.35%, 01/08/27	180	190,249
2.40%, 06/27/24	86	90,895
2.60%, 11/16/22	30	31,022
2.90%, 02/16/24	142	151,101
3.45%, 07/14/23	215	229,074
3.50%, 02/15/28	162	180,142
3.55%, 01/12/24	260	280,935
3.63%, 10/10/23	20	21,529
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)	45	48,150
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)	175	195,748
5.00%, 10/01/28 (Call 07/01/28)	272	316,956
5.40%, 10/02/23	79	87,362
6.13%, 10/01/25 (Call 09/01/25)	234	278,338
General Motors Financial Co. Inc.
2.40%, 04/10/28 (Call 02/10/28)	180	182,389
2.75%, 06/20/25 (Call 05/20/25)	395	417,562
2.90%, 02/26/25 (Call 01/26/25)	388	410,977
3.15%, 06/30/22 (Call 05/30/22)	135	138,525
3.25%, 01/05/23 (Call 12/05/22)	225	234,101
3.50%, 11/07/24 (Call 09/07/24)	325	350,860
3.55%, 07/08/22	349	360,835
3.60%, 06/21/30 (Call 03/21/30)	216	231,772
Security	Par (000)	Value

Auto Manufacturers (continued)
3.70%, 05/09/23 (Call 03/09/23)	$485	$510,812
3.85%, 01/05/28 (Call 10/05/27)	105	114,756
3.95%, 04/13/24 (Call 02/13/24)	257	278,264
4.00%, 01/15/25 (Call 10/15/24)	456	498,194
4.00%, 10/06/26 (Call 07/06/26)	335	371,197
4.15%, 06/19/23 (Call 05/19/23)	157	167,494
4.25%, 05/15/23	121	129,258
4.35%, 04/09/25 (Call 02/09/25)	195	216,875
4.35%, 01/17/27 (Call 10/17/26)	442	497,789
5.10%, 01/17/24 (Call 12/17/23)	449	497,056
5.20%, 03/20/23	500	540,545
5.25%, 03/01/26 (Call 12/01/25)	342	396,241
PACCAR Financial Corp.
0.35%, 02/02/24	60	59,944
1.90%, 02/07/23	105	107,892
2.00%, 09/26/22	105	107,424
2.30%, 08/10/22	145	148,628
3.40%, 08/09/23	60	63,989
Stellantis NV, 5.25%, 04/15/23	1,000	1,082,630
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)	300	304,287
2.36%, 07/02/24	200	211,134
2.36%, 03/25/31 (Call 12/25/30)	300	306,726
2.76%, 07/02/29	65	69,101
3.42%, 07/20/23	240	255,739
Toyota Motor Credit Corp.
0.45%, 01/11/24	25	25,045
1.65%, 01/10/31	100	96,121
1.90%, 04/06/28	300	304,458
2.00%, 10/07/24	237	248,153
2.15%, 09/08/22	272	278,713
2.15%, 02/13/30	20	20,211
2.63%, 01/10/23	381	395,710
2.90%, 04/17/24	275	294,104
3.00%, 04/01/25	267	289,214
3.05%, 01/11/28	155	168,638
3.20%, 01/11/27	250	275,760
3.35%, 01/08/24	240	258,420
3.38%, 04/01/30	305	337,254
3.40%, 04/14/25	160	175,746
3.45%, 09/20/23	332	355,582
		16,067,608
Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	269	293,229
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	175	198,056
4.35%, 03/15/29 (Call 12/15/28)	50	57,030
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	93	98,025
3.38%, 03/15/25 (Call 12/15/24)(a)	220	239,316
Lear Corp.
3.80%, 09/15/27 (Call 06/15/27)	30	33,090
4.25%, 05/15/29 (Call 02/15/29)	160	179,106
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	40	43,343
4.15%, 10/01/25 (Call 07/01/25)	278	313,025
		1,454,220

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks — 9.2%
Australia & New Zealand Banking Group Ltd./New York NY, 2.05%, 11/21/22	$510	$523,632
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25	415	412,996
Banco Santander SA
1.85%, 03/25/26	200	203,222
2.71%, 06/27/24	400	423,836
2.75%, 05/28/25	210	222,564
2.75%, 12/03/30	275	269,305
2.96%, 03/25/31	200	203,828
3.13%, 02/23/23	200	208,898
3.31%, 06/27/29	200	214,528
3.49%, 05/28/30	200	213,822
3.85%, 04/12/23	400	424,620
4.25%, 04/11/27	200	225,364
4.38%, 04/12/28	250	282,783
5.18%, 11/19/25	410	470,229
Bank of America Corp.
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(b)	500	502,615
1.20%, 10/24/26 (Call 10/24/25)(b)	760	759,088
1.73%, 07/22/27 (Call 07/22/26)(b)	200	202,732
1.90%, 07/23/31 (Call 07/23/30)(b)	500	478,380
1.92%, 10/24/31 (Call 10/24/30)(b)	400	383,044
2.46%, 10/22/25 (Call 10/22/24)(b)	358	377,321
2.50%, 10/21/22 (Call 10/21/21)	680	685,882
2.50%, 02/13/31 (Call 02/13/30)(b)	500	504,325
2.69%, 04/22/32 (Call 04/22/31)(b)	550	559,031
2.82%, 07/21/23 (Call 07/21/22),(3 mo. LIBOR US + 0.930%)(b)	590	606,337
2.88%, 10/22/30 (Call 10/22/29)(b)	323	336,401
3.00%, 12/20/23 (Call 12/20/22), (3 mo. LIBOR US + 0.790%)(b)	778	809,688
3.09%, 10/01/25 (Call 10/01/24)(b)	270	289,545
3.19%, 07/23/30 (Call 07/23/29)(b)	630	671,542
3.25%, 10/21/27 (Call 10/21/26)	541	588,759
3.30%, 01/11/23	358	375,291
3.37%, 01/23/26 (Call 01/23/25)(b)	350	380,184
3.42%, 12/20/28 (Call 12/20/27)(b)	1,028	1,124,262
3.46%, 03/15/25 (Call 03/15/24)(b)	404	434,518
3.50%, 04/19/26	724	802,395
3.55%, 03/05/24 (Call 03/05/23)(b)	337	355,471
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(b)	413	454,469
3.59%, 07/21/28 (Call 07/21/27)(b)	615	678,111
3.71%, 04/24/28 (Call 04/24/27)(b)	500	554,320
3.82%, 01/20/28 (Call 01/20/27)(b)	320	357,530
3.86%, 07/23/24 (Call 07/23/23)(b)	492	526,533
3.88%, 08/01/25	385	431,219
3.97%, 03/05/29 (Call 03/05/28)(b)	466	522,283
3.97%, 02/07/30 (Call 02/07/29)(b)	652	732,659
4.00%, 04/01/24	560	615,070
4.00%, 01/22/25	706	779,191
4.10%, 07/24/23	412	445,121
4.13%, 01/22/24	615	673,739
4.20%, 08/26/24	731	808,515
4.25%, 10/22/26	445	505,734
4.27%, 07/23/29 (Call 07/23/28)(b)	520	594,058
4.45%, 03/03/26	477	544,057
Series L, 3.95%, 04/21/25	580	640,685
Series L, 4.18%, 11/25/27 (Call 11/25/26)	287	323,245
Series N, 1.66%, 03/11/27 (Call 03/11/26)(b)	600	609,012
Security	Par (000)	Value

Banks (continued)
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(b)	$800	$809,352
Bank of Montreal
0.45%, 12/08/23	425	425,480
2.35%, 09/11/22	595	611,339
2.50%, 06/28/24	206	218,238
2.55%, 11/06/22 (Call 10/06/22)	185	190,750
3.80%, 12/15/32 (Call 12/15/27)(b)	165	182,206
4.34%, 10/05/28 (Call 10/05/23)(b)	265	285,699
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	10	10,008
1.60%, 04/24/25 (Call 03/24/25)	30	30,925
1.65%, 07/14/28 (Call 05/14/28)	325	325,384
1.65%, 01/28/31 (Call 10/28/30)	50	48,588
1.85%, 01/27/23 (Call 01/02/23)	90	92,390
2.10%, 10/24/24	355	373,630
2.45%, 08/17/26 (Call 05/17/26)	283	300,917
2.80%, 05/04/26 (Call 02/04/26)	252	272,475
2.95%, 01/29/23 (Call 12/29/22)	400	417,144
3.00%, 10/30/28 (Call 07/30/28)	20	21,524
3.25%, 09/11/24 (Call 08/11/24)	240	261,031
3.25%, 05/16/27 (Call 02/16/27)	245	270,242
3.30%, 08/23/29 (Call 05/23/29)	109	119,284
3.40%, 05/15/24 (Call 04/15/24)	200	216,700
3.40%, 01/29/28 (Call 10/29/27)	315	348,642
3.44%, 02/07/28 (Call 02/07/27)(b)	66	73,069
3.45%, 08/11/23	224	239,559
3.50%, 04/28/23	155	164,965
3.95%, 11/18/25 (Call 10/18/25)	155	174,801
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	395	427,947
Series G, 3.00%, 02/24/25 (Call 01/24/25)	225	243,707
Bank of Nova Scotia (The)
2.38%, 01/18/23	127	131,407
2.45%, 09/19/22	238	244,942
2.70%, 08/03/26	540	579,361
4.50%, 12/16/25	519	591,733
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	45	51,332
Barclays PLC
3.65%, 03/16/25	210	228,467
3.93%, 05/07/25 (Call 05/07/24)(b)	375	406,639
4.34%, 05/16/24 (Call 05/16/23)(b)	500	534,995
4.34%, 01/10/28 (Call 01/10/27)	300	336,504
4.38%, 09/11/24	315	344,582
4.38%, 01/12/26	700	787,920
4.84%, 05/09/28 (Call 05/07/27)	265	298,024
4.97%, 05/16/29 (Call 05/16/28)(b)	400	464,960
5.09%, 06/20/30 (Call 06/20/29)(b)	315	362,212
5.20%, 05/12/26	770	880,518
BBVA USA, 3.88%, 04/10/25 (Call 03/10/25)	250	275,083
BNP Paribas SA
3.25%, 03/03/23	414	436,021
4.25%, 10/15/24	285	317,470
BPCE SA
3.38%, 12/02/26	250	275,233
4.00%, 04/15/24	265	290,408
Canadian Imperial Bank of Commerce
0.50%, 12/14/23	400	399,788
0.95%, 06/23/23	20	20,216
2.25%, 01/28/25	11	11,543
2.55%, 06/16/22	370	379,035

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.61%, 07/22/23 (Call 07/22/22)(b)	$212	$217,389
3.10%, 04/02/24	70	74,913
3.50%, 09/13/23	554	594,010
Citigroup Inc.
0.98%, 05/01/25 (Call 05/01/24), (SOFR + 0.669%)(b)	195	196,221
1.12%, 01/28/27 (Call 01/28/26)(b)	565	558,949
2.56%, 05/01/32 (Call 05/01/31)(b)	485	487,212
2.57%, 06/03/31 (Call 06/03/30)(b)	600	606,978
2.67%, 01/29/31 (Call 01/29/30)(b)	415	423,661
2.70%, 10/27/22 (Call 09/27/22)	441	454,980
2.98%, 11/05/30 (Call 11/05/29)(b)	220	230,648
3.11%, 04/08/26 (Call 04/08/25)(b)	773	830,774
3.20%, 10/21/26 (Call 07/21/26)	515	560,387
3.30%, 04/27/25	419	457,636
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(b)	537	577,141
3.40%, 05/01/26	443	487,158
3.50%, 05/15/23	337	356,890
3.52%, 10/27/28 (Call 10/27/27)(b)	475	522,215
3.67%, 07/24/28 (Call 07/24/27)(b)	496	548,913
3.70%, 01/12/26	398	442,297
3.75%, 06/16/24	272	297,576
3.88%, 10/25/23	206	223,537
3.88%, 03/26/25	280	308,946
3.89%, 01/10/28 (Call 01/10/27)(b)	570	637,477
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(b)	460	518,429
4.05%, 07/30/22	196	204,426
4.08%, 04/23/29 (Call 04/23/28)(b)	346	390,423
4.13%, 07/25/28	230	259,074
4.30%, 11/20/26	327	370,324
4.40%, 06/10/25	606	680,483
4.41%, 03/31/31 (Call 03/31/30)(b)	700	806,540
4.45%, 09/29/27	787	900,493
4.60%, 03/09/26	385	441,068
5.50%, 09/13/25	409	481,180
Citizens Bank N.A./Providence RI
3.70%, 03/29/23 (Call 02/28/23)	250	264,288
3.75%, 02/18/26 (Call 11/18/25)	250	277,863
Citizens Financial Group Inc., 2.50%, 02/06/30 (Call 11/06/29)	342	347,612
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	450	480,708
4.00%, 02/01/29 (Call 11/03/28)	150	170,210
Cooperatieve Rabobank U.A.
3.75%, 07/21/26	315	346,799
3.95%, 11/09/22	360	378,094
4.63%, 12/01/23	440	481,994
Cooperatieve Rabobank U.A./New York, 2.75%, 01/10/23	350	364,137
Credit Suisse AG/New York NY
1.00%, 05/05/23	500	505,595
2.95%, 04/09/25	440	472,991
3.63%, 09/09/24	705	770,551
Credit Suisse Group AG
3.75%, 03/26/25	390	424,066
3.80%, 06/09/23	260	276,237
4.55%, 04/17/26	490	555,366
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22	450	469,278
Deutsche Bank AG, 4.10%, 01/13/26	226	249,206
Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG/London, 3.70%, 05/30/24	$340	$367,173
Deutsche Bank AG/New York NY
0.90%, 05/28/24	150	150,149
2.13%, 11/24/26 (Call 11/24/25)(b)	395	401,924
3.04%, 05/28/32 (Call 05/28/31)(b)	170	170,258
3.30%, 11/16/22	200	207,586
3.55%, 09/18/31 (Call 09/18/30)(b)	235	247,314
3.70%, 05/30/24	250	269,160
3.95%, 02/27/23	200	210,928
3.96%, 11/26/25 (Call 11/26/24)(b)	490	532,468
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	460	472,057
3.35%, 02/06/23 (Call 01/06/23)	250	261,675
3.45%, 07/27/26 (Call 04/27/26)	250	273,335
4.68%, 08/09/28 (Call 08/09/23)(b)	350	372,621
Fifth Third Bancorp.
2.55%, 05/05/27 (Call 04/05/27)	65	68,604
3.65%, 01/25/24 (Call 12/25/23)	520	559,879
3.95%, 03/14/28 (Call 02/14/28)	375	429,517
4.30%, 01/16/24 (Call 12/16/23)	234	255,369
Fifth Third Bank NA
1.80%, 01/30/23 (Call 12/30/22)	260	266,253
2.25%, 02/01/27 (Call 01/01/27)	250	262,685
3.95%, 07/28/25 (Call 06/28/25)	200	225,110
Goldman Sachs Group Inc. (The)
0.48%, 01/27/23 (Call 01/27/22)	25	25,024
1.09%, 12/09/26 (Call 12/09/25)(b)	15	14,851
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(b)	500	500,540
1.99%, 01/27/32 (Call 01/27/31)(b)	705	675,510
2.60%, 02/07/30 (Call 11/07/29)	449	461,563
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(b)	420	423,994
2.91%, 07/24/23 (Call 07/24/22)(b)	465	478,146
3.20%, 02/23/23 (Call 01/23/23)	394	412,431
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(b)	638	687,636
3.50%, 01/23/25 (Call 10/23/24)	663	719,859
3.50%, 04/01/25 (Call 03/01/25)	822	896,490
3.50%, 11/16/26 (Call 11/16/25)	615	672,945
3.63%, 01/22/23	531	559,462
3.63%, 02/20/24 (Call 01/20/24)	335	361,830
3.69%, 06/05/28 (Call 06/05/27)(b)	440	487,177
3.75%, 05/22/25 (Call 02/22/25)	411	452,614
3.75%, 02/25/26 (Call 11/25/25)	197	218,997
3.80%, 03/15/30 (Call 12/15/29)	341	380,621
3.81%, 04/23/29 (Call 04/23/28)(b)	522	579,216
3.85%, 07/08/24 (Call 04/08/24)	488	530,939
3.85%, 01/26/27 (Call 01/26/26)	616	683,243
4.00%, 03/03/24	744	813,378
4.22%, 05/01/29 (Call 05/01/28)(b)	552	627,392
4.25%, 10/21/25	586	658,986
5.95%, 01/15/27	25	30,590
HSBC Holdings PLC
1.65%, 04/18/26 (Call 04/18/25)(b)	575	584,930
2.80%, 05/24/32 (Call 05/24/31)(b)	200	202,414
3.60%, 05/25/23	700	744,856
3.80%, 03/11/25 (Call 03/11/24)(b)	610	659,825
3.90%, 05/25/26	600	669,804
3.95%, 05/18/24 (Call 05/18/23), (3 mo. LIBOR US + 0.987%)(b)	400	426,928
3.97%, 05/22/30 (Call 05/22/29)(b)	450	497,601

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.04%, 03/13/28 (Call 03/13/27)(b)	$445	$494,836
4.25%, 03/14/24	480	524,256
4.25%, 08/18/25	450	501,435
4.29%, 09/12/26 (Call 09/12/25)(b)	450	502,902
4.30%, 03/08/26	750	851,557
4.38%, 11/23/26	275	310,910
4.58%, 06/19/29 (Call 06/19/28)(b)	485	555,243
4.95%, 03/31/30	890	1,056,305
HSBC USA Inc., 3.50%, 06/23/24	300	326,028
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 11/04/29)	158	162,231
2.63%, 08/06/24 (Call 07/06/24)	234	247,645
4.00%, 05/15/25 (Call 04/15/25)	185	206,519
Huntington National Bank (The), 2.50%, 08/07/22 (Call 07/07/22)	360	368,849
Industrial & Commercial Bank of China Ltd./New York NY, 3.54%, 11/08/27	250	277,380
ING Groep NV
2.73%, 04/01/32 (Call 04/01/31)(b)	200	203,478
3.95%, 03/29/27	350	394,149
4.05%, 04/09/29	215	242,772
4.10%, 10/02/23	720	779,933
JPMorgan Chase & Co.
0.82%, 06/01/25 (Call 06/01/24)(b)	700	701,414
1.51%, 06/01/24 (Call 06/01/23)(b)	10	10,211
2.07%, 06/01/29 (Call 06/01/28)(b)	1,000	1,004,610
2.08%, 04/22/26 (Call 04/22/25)(b)	880	913,950
2.18%, 06/01/28 (Call 06/01/27)(b)	260	266,965
2.52%, 04/22/31 (Call 04/22/30)(b)	800	812,736
2.58%, 04/22/32 (Call 04/22/31)(b)	735	742,578
2.70%, 05/18/23 (Call 03/18/23)	658	686,577
2.74%, 10/15/30 (Call 10/15/29)(b)	800	829,624
2.95%, 10/01/26 (Call 07/01/26)	679	734,264
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(b)	500	518,215
2.97%, 01/15/23 (Call 01/15/22)	621	631,445
3.13%, 01/23/25 (Call 10/23/24)	61	65,808
3.20%, 01/25/23	651	682,684
3.20%, 06/15/26 (Call 03/15/26)	350	383,358
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(b)	656	700,601
3.25%, 09/23/22	790	821,284
3.30%, 04/01/26 (Call 01/01/26)	543	596,681
3.38%, 05/01/23	481	508,330
3.51%, 01/23/29 (Call 01/23/28)(b)	593	650,539
3.54%, 05/01/28 (Call 05/01/27)(b)	525	579,332
3.56%, 04/23/24 (Call 04/23/23), (3 mo. LIBOR US + 0.730%)(b)	484	512,091
3.63%, 05/13/24	510	556,634
3.63%, 12/01/27 (Call 12/01/26)	411	453,723
3.70%, 05/06/30 (Call 05/06/29)(b)	760	843,167
3.78%, 02/01/28 (Call 02/01/27)(b)	697	776,646
3.80%, 07/23/24 (Call 07/23/23)(b)	563	601,903
3.88%, 02/01/24	294	320,525
3.88%, 09/10/24	665	728,707
3.90%, 07/15/25 (Call 04/15/25)	575	639,452
3.96%, 01/29/27 (Call 01/29/26)(b)	528	590,784
4.01%, 04/23/29 (Call 04/23/28)(b)	552	622,524
4.02%, 12/05/24 (Call 12/05/23), (3 mo. LIBOR US + 1.000%)(b)	479	519,193
4.13%, 12/15/26	609	691,349
Security	Par (000)	Value

Banks (continued)
4.20%, 07/23/29 (Call 07/23/28)(b)	$317	$363,082
4.25%, 10/01/27	545	627,611
4.45%, 12/05/29 (Call 12/05/28)(b)	477	552,752
4.49%, 03/24/31 (Call 03/24/30)(b)	535	625,180
KeyBank N.A./Cleveland OH
2.30%, 09/14/22	250	256,450
3.40%, 05/20/26	250	273,765
3.90%, 04/13/29 (Call 03/13/29)	250	277,993
KeyCorp.
2.25%, 04/06/27	270	281,000
2.55%, 10/01/29	150	155,424
4.15%, 10/29/25	308	348,730
KfW
0.38%, 07/18/25	1,000	989,230
1.38%, 08/05/24	620	638,860
1.63%, 02/15/23	2,165	2,218,367
1.75%, 09/14/29	538	548,631
2.00%, 09/29/22	90	92,216
2.00%, 10/04/22	605	620,034
2.00%, 05/02/25	1,188	1,251,843
2.13%, 01/17/23	650	670,637
2.38%, 12/29/22	1,010	1,045,148
2.50%, 11/20/24	726	776,050
2.63%, 02/28/24	169	179,644
2.88%, 04/03/28	652	721,236
Korea Development Bank (The)
2.00%, 09/12/26	225	235,364
2.13%, 10/01/24	325	341,777
3.00%, 09/14/22	300	309,900
3.00%, 01/13/26	200	217,762
Landwirtschaftliche Rentenbank
1.75%, 07/27/26	105	109,455
2.00%, 01/13/25	550	578,578
2.38%, 06/10/25	465	496,727
3.13%, 11/14/23	220	235,268
Series 40, 0.50%, 05/27/25	410	407,778
Lloyds Banking Group PLC
1.33%, 06/15/23 (Call 06/15/22)(b)	200	201,870
2.44%, 02/05/26 (Call 02/05/25)(b)	200	209,476
2.91%, 11/07/23 (Call 11/07/22)(b)	450	465,511
3.57%, 11/07/28 (Call 11/07/27)(b)	280	305,460
3.75%, 01/11/27	250	277,325
3.87%, 07/09/25 (Call 07/09/24)(b)	290	315,975
4.05%, 08/16/23	225	242,386
4.38%, 03/22/28	415	473,702
4.45%, 05/08/25	200	225,412
4.50%, 11/04/24	315	350,601
4.55%, 08/16/28	200	231,748
4.58%, 12/10/25	260	293,145
4.65%, 03/24/26	440	499,418
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	190	202,705
Manufacturers & Traders Trust Co., 2.90%, 02/06/25 (Call 01/06/25)	250	268,150
Mitsubishi UFJ Financial Group Inc.
2.19%, 02/25/25	235	245,711
2.56%, 02/25/30.	300	306,834
2.62%, 07/18/22	410	420,890
2.67%, 07/25/22	635	652,316
2.76%, 09/13/26	250	266,600
2.80%, 07/18/24	215	229,024

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.20%, 07/18/29	$265	$283,539
3.41%, 03/07/24	380	408,929
3.46%, 03/02/23	364	383,700
3.68%, 02/22/27	170	191,027
3.74%, 03/07/29	245	273,589
3.76%, 07/26/23	322	344,791
3.78%, 03/02/25	329	362,561
3.85%, 03/01/26	475	533,900
3.96%, 03/02/28	216	243,419
4.05%, 09/11/28	500	569,785
Mizuho Financial Group Inc.
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(b)	440	446,345
2.20%, 07/10/31 (Call 07/10/30)(b)	300	294,681
2.23%, 05/25/26 (Call 05/25/25)(b)	225	233,341
2.56%, 09/13/25 (Call 09/13/24)(b)	200	210,318
2.60%, 09/11/22	500	514,660
2.84%, 07/16/25 (Call 07/16/24), (SOFR + 1.242%)(b)	240	254,494
2.84%, 09/13/26	203	218,430
3.17%, 09/11/27	285	311,003
3.55%, 03/05/23	250	264,105
3.66%, 02/28/27	245	272,509
3.92%, 09/11/24 (Call 09/11/23)(b)	200	214,786
4.02%, 03/05/28	300	337,545
4.25%, 09/11/29 (Call 09/11/28)(b)	250	284,290
Morgan Stanley
0.53%, 01/25/24 (Call 01/25/23), (SOFR + 0.455%)(b)	850	850,493
0.56%, 11/10/23 (Call 11/10/22), (SOFR + 0.466%)(b)	410	410,849
0.99%, 12/10/26 (Call 12/10/25)(b)	350	346,129
1.79%, 02/13/32 (Call 02/13/31)(b)	410	387,647
1.93%, 04/28/32 (Call 04/28/31)(b)	1,300	1,242,787
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(b)	525	549,087
2.70%, 01/22/31 (Call 01/22/30)(b)	395	407,976
3.13%, 01/23/23	548	573,076
3.13%, 07/27/26	479	521,454
3.59%, 07/22/28 (Call 07/22/27)(b)	466	515,745
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(b)	480	529,032
3.63%, 01/20/27	568	633,382
3.70%, 10/23/24	306	335,988
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(b)	342	363,180
3.75%, 02/25/23	304	321,830
3.77%, 01/24/29 (Call 01/24/28)(b)	361	402,111
3.88%, 01/27/26	489	547,978
3.95%, 04/23/27	399	449,557
4.00%, 07/23/25	660	738,355
4.10%, 05/22/23	386	412,978
4.35%, 09/08/26	543	618,472
4.43%, 01/23/30 (Call 01/23/29)(b)	515	598,039
4.88%, 11/01/22	365	387,331
5.00%, 11/24/25	370	429,263
Series F, 3.88%, 04/29/24	541	590,869
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/10/25)	405	434,119
National Australia Bank Ltd./New York
2.50%, 07/12/26	275	293,147
3.38%, 01/14/26	250	276,388
3.63%, 06/20/23	250	266,810
National Bank of Canada, 2.10%, 02/01/23	250	257,145
Natwest Group PLC
3.07%, 05/22/28 (Call 05/22/27)(b)	260	274,269
Security	Par (000)	Value

Banks (continued)
3.75%, 11/01/29 (Call 11/01/24)(b)	$305	$325,813
4.27%, 03/22/25 (Call 03/22/24)(b)	735	801,900
4.45%, 05/08/30 (Call 05/08/29)(b)	235	266,290
4.52%, 06/25/24 (Call 06/25/23)(b)	565	608,957
4.80%, 04/05/26	270	310,662
4.89%, 05/18/29 (Call 05/18/28)(b)	400	463,300
5.08%, 01/27/30 (Call 01/27/29)(b)	405	475,029
6.00%, 12/19/23	430	484,442
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	165	180,032
3.65%, 08/03/28 (Call 05/03/28)	16	17,985
3.95%, 10/30/25	258	292,845
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	900	929,682
2.88%, 03/13/23	195	204,190
PNC Bank N.A.
3.25%, 06/01/25 (Call 05/02/25)	475	518,524
3.25%, 01/22/28 (Call 12/23/27)	250	274,270
4.05%, 07/26/28.	250	285,703
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32 (Call 04/23/31)(b)	300	301,086
2.55%, 01/22/30 (Call 10/24/29)	433	449,636
3.15%, 05/19/27 (Call 04/19/27)	265	290,620
3.45%, 04/23/29 (Call 01/23/29)	359	397,908
3.50%, 01/23/24 (Call 12/23/23)	414	446,255
3.90%, 04/29/24 (Call 03/29/24)	444	485,367
Regions Financial Corp., 3.80%, 08/14/23 (Call 07/14/23)	536	573,429
Royal Bank of Canada
0.43%, 01/19/24	185	184,961
1.60%, 04/17/23	40	41,001
1.95%, 01/17/23	494	507,842
2.25%, 11/01/24	67	70,567
3.70%, 10/05/23	647	697,485
4.65%, 01/27/26	280	322,652
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	403	431,113
3.40%, 01/18/23 (Call 12/18/22)	243	253,274
3.50%, 06/07/24 (Call 05/07/24)	220	236,328
4.40%, 07/13/27 (Call 04/14/27)	284	318,935
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(b)	325	326,797
3.37%, 01/05/24 (Call 01/05/23)(b)	200	208,948
3.82%, 11/03/28 (Call 11/03/27)(b)	200	220,674
Santander UK PLC
2.88%, 06/18/24	200	213,082
4.00%, 03/13/24	445	487,400
State Street Corp.
2.40%, 01/24/30	261	268,895
2.65%, 05/19/26	375	404,636
3.10%, 05/15/23	230	242,726
3.15%, 03/30/31 (Call 03/30/30)(b)	250	269,260
3.30%, 12/16/24	261	286,437
3.55%, 08/18/25	340	378,780
3.70%, 11/20/23	279	302,908
3.78%, 12/03/24 (Call 12/03/23)(b)	158	171,063
4.14%, 12/03/29 (Call 12/03/28)(b)	10	11,550
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	250	275,678
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	400	381,192
2.14%, 09/23/30	50	48,153

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.35%, 01/15/25	$200	$209,844
2.45%, 09/27/24	615	648,333
2.63%, 07/14/26	58	61,618
2.70%, 07/16/24	600	635,796
2.72%, 09/27/29	240	248,981
2.75%, 01/15/30	310	322,316
2.78%, 10/18/22	345	356,820
3.01%, 10/19/26	305	330,092
3.04%, 07/16/29	330	350,005
3.10%, 01/17/23	365	381,494
3.20%, 09/17/29	200	209,494
3.35%, 10/18/27	185	202,912
3.36%, 07/12/27	260	285,587
3.45%, 01/11/27	217	238,989
3.54%, 01/17/28	135	148,542
3.75%, 07/19/23	215	230,308
3.78%, 03/09/26	465	518,880
3.94%, 10/16/23	250	270,675
3.94%, 07/19/28	10	11,237
4.31%, 10/16/28	205	235,945
SVB Financial Group
1.80%, 02/02/31 (Call 11/02/30)	125	117,573
3.50%, 01/29/25	220	238,957
Svenska Handelsbanken AB, 3.90%, 11/20/23	250	271,938
Synovus Financial Corp., 3.13%, 11/01/22 (Call 10/01/22)	230	237,411
Toronto-Dominion Bank (The)
0.45%, 09/11/23	60	60,157
0.55%, 03/04/24	500	501,480
0.75%, 01/06/26	900	892,125
1.15%, 06/12/25	25	25,265
1.90%, 12/01/22	176	180,497
2.65%, 06/12/24	142	151,209
3.25%, 03/11/24	222	239,098
3.50%, 07/19/23	235	251,126
3.63%, 09/15/31 (Call 09/15/26)(b)	225	249,728
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	535	548,386
2.25%, 03/11/30 (Call 12/11/29)	280	278,748
2.45%, 08/01/22 (Call 07/01/22)	321	328,794
2.64%, 09/17/29 (Call 09/17/24)(b)	305	320,375
2.75%, 05/01/23 (Call 04/01/23)	200	209,196
3.00%, 02/02/23 (Call 01/02/23)	180	187,904
3.20%, 04/01/24 (Call 03/01/24)	141	151,620
3.30%, 05/15/26 (Call 04/15/26)	260	286,268
3.69%, 08/02/24 (Call 08/02/23)(b)	135	144,347
4.05%, 11/03/25 (Call 09/03/25)	50	56,442
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	641	626,462
2.85%, 10/26/24 (Call 09/26/24)	288	310,355
3.05%, 06/20/22 (Call 05/20/22)	167	171,589
3.70%, 06/05/25 (Call 05/05/25)	100	110,641
3.75%, 12/06/23 (Call 11/06/23)	395	426,794
3.88%, 03/19/29 (Call 02/16/29)	110	123,995
4.00%, 05/01/25 (Call 03/01/25)	484	539,529
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	65	61,407
2.40%, 07/30/24 (Call 06/28/24)	160	169,213
2.95%, 07/15/22 (Call 06/15/22)	473	486,433
3.00%, 07/30/29 (Call 04/30/29)	5	5,348
3.10%, 04/27/26 (Call 03/27/26)	298	325,756
Security	Par (000)	Value

Banks (continued)
3.38%, 02/05/24 (Call 01/05/24)	$169	$181,819
3.60%, 09/11/24 (Call 08/11/24)	397	435,160
3.70%, 01/30/24 (Call 12/29/23)	252	273,269
3.90%, 04/26/28 (Call 03/24/28)	207	237,323
3.95%, 11/17/25 (Call 10/17/25)	294	332,285
Series V, 2.38%, 07/22/26 (Call 06/22/26)	570	603,790
Series X, 3.15%, 04/27/27 (Call 03/27/27)	523	572,957
U.S. Bank N.A./Cincinnati OH
2.80%, 01/27/25 (Call 12/27/24)	250	268,920
2.85%, 01/23/23 (Call 12/23/22)	350	364,298
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	70	76,708
Wells Fargo & Co.
1.65%, 06/02/24 (Call 06/02/23)(b)	447	457,929
2.16%, 02/11/26 (Call 02/11/25)(b)	841	877,306
2.39%, 06/02/28 (Call 06/02/27)(b)	647	672,738
2.41%, 10/30/25 (Call 10/30/24)(b)	599	630,364
2.57%, 02/11/31 (Call 02/11/30)(b)	700	716,310
2.88%, 10/30/30 (Call 10/30/29)(b)	525	550,746
3.00%, 02/19/25	620	666,866
3.00%, 04/22/26	639	692,158
3.00%, 10/23/26	751	814,752
3.20%, 06/17/27 (Call 06/17/26)(b)	530	576,094
3.30%, 09/09/24	520	564,210
3.55%, 09/29/25	583	643,947
3.58%, 05/22/28 (Call 05/22/27)(b)	689	761,834
3.75%, 01/24/24 (Call 12/24/23)	681	736,815
4.10%, 06/03/26	571	642,820
4.13%, 08/15/23	100	108,006
4.15%, 01/24/29 (Call 10/24/28)	387	442,852
4.30%, 07/22/27	584	667,880
4.48%, 01/16/24	350	385,486
4.48%, 04/04/31 (Call 04/04/30)(b)	315	367,640
Series M, 3.45%, 02/13/23	556	584,956
Wells Fargo Bank N.A., 3.55%, 08/14/23 (Call 07/14/23)	325	347,597
Westpac Banking Corp.
1.15%, 06/03/26	500	500,080
2.00%, 01/13/23	120	123,428
2.15%, 06/03/31	500	499,850
2.35%, 02/19/25	12	12,662
2.50%, 06/28/22	297	304,386
2.65%, 01/16/30	365	386,787
2.67%, 11/15/35 (Call 11/15/30)(b)	50	48,552
2.70%, 08/19/26	240	258,235
2.75%, 01/11/23	294	305,901
2.85%, 05/13/26	465	502,907
2.89%, 02/04/30 (Call 02/04/25)(b)	666	691,148
3.30%, 02/26/24	225	242,597
3.35%, 03/08/27	398	441,903
3.40%, 01/25/28	177	196,854
3.65%, 05/15/23	285	303,730
4.11%, 07/24/34 (Call 07/24/29)(b)	200	217,386
		213,928,431
Beverages — 0.6%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26 (Call 11/01/25)	728	806,806
Anheuser-Busch InBev Finance Inc., 3.65%, 02/01/26 (Call 11/01/25)	345	382,343
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	50	54,864
4.00%, 04/13/28 (Call 01/13/28)	630	715,233

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
4.15%, 01/23/25 (Call 06/29/21)	$638	$713,558
4.75%, 01/23/29 (Call 10/23/28)	902	1,064,982
4.90%, 01/23/31 (Call 10/23/30)	15	18,179
Coca-Cola Co. (The)
1.00%, 03/15/28 (Call 01/15/28)	90	87,026
1.75%, 09/06/24	235	245,561
2.00%, 03/05/31	230	228,678
2.13%, 09/06/29	275	279,125
2.25%, 01/05/32	300	301,788
2.88%, 10/27/25	285	310,126
2.90%, 05/25/27	180	196,967
3.38%, 03/25/27	318	356,271
3.45%, 03/25/30	428	477,173
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	125	138,904
Constellation Brands Inc.
3.20%, 02/15/23 (Call 01/15/23)	290	303,180
3.60%, 02/15/28 (Call 11/15/27)	125	137,609
3.70%, 12/06/26 (Call 09/06/26)	469	521,537
4.25%, 05/01/23	395	423,021
4.40%, 11/15/25 (Call 09/15/25)	150	170,571
4.75%, 11/15/24	125	141,394
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	230	239,223
3.50%, 09/18/23 (Call 08/18/23)	200	213,944
3.88%, 05/18/28 (Call 02/18/28)	200	226,602
Keurig Dr Pepper Inc.
2.25%, 03/15/31 (Call 12/15/30)	500	495,475
2.55%, 09/15/26 (Call 06/15/26)	135	143,793
3.13%, 12/15/23 (Call 10/15/23)	144	152,824
3.20%, 05/01/30 (Call 02/01/30)	70	74,745
3.43%, 06/15/27 (Call 03/15/27)	25	27,568
4.06%, 05/25/23 (Call 04/25/23)	190	203,230
4.42%, 05/25/25 (Call 03/25/25)	240	270,718
4.60%, 05/25/28 (Call 02/25/28)	335	390,818
Molson Coors Beverage Co., 3.00%, 07/15/26 (Call 04/15/26)	440	472,608
PepsiCo Inc.
0.40%, 10/07/23	150	150,480
1.40%, 02/25/31 (Call 11/25/30)(a)	405	385,706
1.63%, 05/01/30 (Call 02/01/30)	254	247,439
2.25%, 03/19/25 (Call 02/19/25)	368	389,499
2.38%, 10/06/26 (Call 07/06/26)	343	367,044
2.63%, 03/19/27 (Call 01/19/27)	205	221,254
2.63%, 07/29/29 (Call 04/29/29)	265	281,226
2.75%, 04/30/25 (Call 01/30/25)	250	269,018
2.75%, 03/19/30 (Call 12/19/29)	305	325,462
2.85%, 02/24/26 (Call 11/24/25)	190	207,030
3.00%, 10/15/27 (Call 07/15/27)	123	135,552
3.50%, 07/17/25 (Call 04/17/25)	205	226,541
3.60%, 03/01/24 (Call 12/01/23)	217	234,429
		14,427,124
Biotechnology — 0.3%
Amgen Inc.
2.25%, 08/19/23 (Call 06/19/23)	71	73,805
2.45%, 02/21/30 (Call 11/21/29)	340	346,392
2.60%, 08/19/26 (Call 05/19/26)	385	409,501
3.13%, 05/01/25 (Call 02/01/25)	353	381,551
3.20%, 11/02/27 (Call 08/02/27)	27	29,608
3.63%, 05/22/24 (Call 02/22/24)	659	714,791
Security	Par (000)	Value

Biotechnology (continued)
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	$440	$488,910
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	420	413,876
3.63%, 09/15/22	86	89,586
4.05%, 09/15/25 (Call 06/15/25)	235	262,168
Gilead Sciences Inc.
0.75%, 09/29/23 (Call 09/30/21)	280	280,370
1.20%, 10/01/27 (Call 08/01/27)	205	200,137
1.65%, 10/01/30 (Call 07/01/30)	340	322,531
2.50%, 09/01/23 (Call 07/01/23)	36	37,572
2.95%, 03/01/27 (Call 12/01/26)	402	434,011
3.25%, 09/01/22 (Call 07/01/22)	332	342,631
3.50%, 02/01/25 (Call 11/01/24)	385	419,619
3.65%, 03/01/26 (Call 12/01/25)	423	468,244
3.70%, 04/01/24 (Call 01/01/24)	389	420,186
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	305	303,643
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	448	420,605
Royalty Pharma PLC
0.75%, 09/02/23(c)	275	275,140
1.20%, 09/02/25 (Call 08/02/25)(c)	45	44,676
		7,179,553
Building Materials — 0.1%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	370	386,957
2.49%, 02/15/27 (Call 12/15/26)	526	552,647
2.72%, 02/15/30 (Call 11/15/29)	380	391,134
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	230	245,934
4.00%, 09/21/23 (Call 08/21/23)	88	94,625
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(d)	69	74,558
3.90%, 02/14/26 (Call 11/14/25)	86	95,848
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)	140	133,025
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	130	136,885
Martin Marietta Materials Inc., 3.50%, 12/15/27 (Call 09/15/27)	369	406,679
Masco Corp.
2.00%, 02/15/31 (Call 11/15/30)	320	307,130
3.50%, 11/15/27 (Call 08/15/27)	10	10,951
Owens Corning
3.95%, 08/15/29 (Call 05/15/29)	30	33,519
4.20%, 12/01/24 (Call 09/01/24)	275	303,110
Vulcan Materials Co., 3.90%, 04/01/27 (Call 01/01/27)	45	50,901
		3,223,903
Chemicals — 0.5%
Air Products and Chemicals Inc.
1.85%, 05/15/27 (Call 03/15/27)	290	298,436
2.05%, 05/15/30 (Call 02/15/30)	272	273,134
3.35%, 07/31/24 (Call 04/30/24)	267	289,041
Albemarle Corp., 4.15%, 12/01/24 (Call 09/01/24)	75	82,574
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	143	152,886
Celanese U.S. Holdings LLC, 3.50%, 05/08/24 (Call 04/08/24)	185	199,134
Dow Chemical Co. (The)
3.50%, 10/01/24 (Call 06/02/21)	375	409,136
4.55%, 11/30/25 (Call 09/30/25)	310	353,970
4.80%, 11/30/28 (Call 08/30/28)	293	347,322

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
7.38%, 11/01/29.	$315	$432,675
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	621	675,480
4.49%, 11/15/25 (Call 09/15/25)	601	685,338
4.73%, 11/15/28 (Call 08/15/28)	620	731,736
Eastman Chemical Co.
3.80%, 03/15/25 (Call 12/15/24)	497	544,290
4.50%, 12/01/28 (Call 09/01/28)	55	63,867
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)	503	466,849
2.70%, 11/01/26 (Call 08/01/26)	135	145,160
3.25%, 01/14/23 (Call 11/14/22)	117	121,962
EI du Pont de Nemours and Co.
1.70%, 07/15/25 (Call 06/15/25)	125	128,691
2.30%, 07/15/30 (Call 04/15/30)	289	292,653
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	90	97,516
3.45%, 10/01/29 (Call 07/01/29)	138	149,204
4.10%, 02/01/24 (Call 11/01/23)	90	96,990
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	75	75,617
4.50%, 05/01/29 (Call 02/01/29)	160	180,890
5.13%, 11/15/22 (Call 06/23/21)	100	105,194
International Flavors & Fragrances Inc., 4.45%, 09/26/28 (Call 06/26/28)	25	28,622
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	499	462,678
2.70%, 02/21/23 (Call 11/21/22)	135	139,699
LYB International Finance BV, 4.00%, 07/15/23	186	199,297
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	252	275,776
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	145	145,448
2.25%, 10/01/30 (Call 07/01/30)	340	334,897
Mosaic Co. (The)
3.25%, 11/15/22 (Call 10/15/22)	50	51,873
4.05%, 11/15/27 (Call 08/15/27)	85	94,767
4.25%, 11/15/23 (Call 08/15/23)	255	274,882
Nutrien Ltd.
2.95%, 05/13/30 (Call 02/13/30)	120	125,647
3.00%, 04/01/25 (Call 01/01/25)	190	203,129
3.50%, 06/01/23 (Call 03/01/23)	145	152,456
3.63%, 03/15/24 (Call 12/15/23)	170	182,481
4.00%, 12/15/26 (Call 09/15/26)	200	225,900
4.20%, 04/01/29 (Call 01/01/29)	135	154,216
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	210	209,544
2.55%, 06/15/30 (Call 03/15/30)	45	46,222
3.20%, 03/15/23 (Call 02/15/23)	125	130,659
RPM International Inc.
3.75%, 03/15/27 (Call 12/15/26)	64	70,558
4.55%, 03/01/29 (Call 12/01/28)	130	147,988
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	135	135,609
2.95%, 08/15/29 (Call 05/15/29)	60	63,709
3.13%, 06/01/24 (Call 04/01/24)	105	112,566
3.45%, 06/01/27 (Call 03/01/27)	315	348,192
Westlake Chemical Corp., 3.60%, 08/15/26 (Call 05/15/26)	339	371,741
		12,088,301
Security	Par (000)	Value

Commercial Services — 0.3%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	$350	$329,742
1.70%, 05/15/28 (Call 03/15/28)	120	121,016
3.38%, 09/15/25 (Call 06/15/25)	334	368,526
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	110	125,655
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	320	359,914
Equifax Inc.
2.60%, 12/15/25 (Call 11/15/25)	29	30,730
3.30%, 12/15/22 (Call 09/15/22)	420	435,742
3.95%, 06/15/23 (Call 05/15/23)	260	277,599
Global Payments Inc.
2.65%, 02/15/25 (Call 01/15/25)	64	67,596
2.90%, 05/15/30 (Call 02/15/30)	340	349,081
3.20%, 08/15/29 (Call 05/15/29)	202	213,229
3.75%, 06/01/23 (Call 03/01/23)	22	23,241
4.00%, 06/01/23 (Call 05/01/23)	226	240,853
4.45%, 06/01/28 (Call 03/01/28)	50	57,218
4.80%, 04/01/26 (Call 01/01/26)	68	78,186
J Paul Getty Trust (The), Series 2021, 0.39%, 01/01/24 (Call 10/01/23)	70	69,624
Moody's Corp.
2.63%, 01/15/23 (Call 12/15/22)	550	569,206
3.25%, 01/15/28 (Call 10/15/27)	107	116,000
4.25%, 02/01/29 (Call 11/01/28)	50	57,274
4.88%, 02/15/24 (Call 11/15/23)	251	277,169
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	372	384,380
2.20%, 09/26/22	225	230,679
2.30%, 06/01/30 (Call 03/01/30)	235	238,407
2.65%, 10/01/26 (Call 08/01/26)	135	144,639
2.85%, 10/01/29 (Call 07/01/29)	375	398,175
RELX Capital Inc.
3.50%, 03/16/23 (Call 02/16/23)	297	312,426
4.00%, 03/18/29 (Call 12/18/28)	245	275,172
S&P Global Inc.
1.25%, 08/15/30 (Call 05/15/30)	330	306,382
2.50%, 12/01/29 (Call 09/01/29)	124	128,235
2.95%, 01/22/27 (Call 10/22/26)	229	247,609
4.00%, 06/15/25 (Call 03/15/25)	75	83,879
Verisk Analytics Inc.
4.00%, 06/15/25 (Call 03/15/25)	290	321,772
4.13%, 03/15/29 (Call 12/15/28)	55	61,949
Yale University, Series 2020, 1.48%, 04/15/30 (Call 01/15/30)	50	48,604
		7,349,909
Computers — 0.9%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,260	1,250,096
0.70%, 02/08/26 (Call 01/08/26)	250	247,930
0.75%, 05/11/23	250	252,555
1.13%, 05/11/25 (Call 04/11/25)	365	370,544
1.25%, 08/20/30 (Call 05/20/30)	240	226,630
1.65%, 05/11/30 (Call 02/11/30)	270	263,642
1.65%, 02/08/31 (Call 11/08/30)	255	246,815
1.70%, 09/11/22	55	56,049
2.05%, 09/11/26 (Call 07/11/26)	100	104,889
2.10%, 09/12/22 (Call 08/12/22)	71	72,645
2.20%, 09/11/29 (Call 06/11/29)	239	245,489
2.40%, 01/13/23 (Call 12/13/22)	280	289,548
2.40%, 05/03/23	722	751,653

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
2.45%, 08/04/26 (Call 05/04/26)	$378	$403,307
2.50%, 02/09/25	575	612,818
2.75%, 01/13/25 (Call 11/13/24)	391	419,695
2.85%, 02/23/23 (Call 12/23/22)	769	800,698
2.85%, 05/11/24 (Call 03/11/24)	248	264,948
2.90%, 09/12/27 (Call 06/12/27)	251	273,321
3.00%, 02/09/24 (Call 12/09/23)	351	374,566
3.00%, 11/13/27 (Call 08/13/27)	390	427,553
3.20%, 05/13/25	140	153,247
3.20%, 05/11/27 (Call 02/11/27)	770	851,235
3.25%, 02/23/26 (Call 11/23/25)	654	720,257
3.35%, 02/09/27 (Call 11/09/26)	512	569,190
3.45%, 05/06/24	478	520,293
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(c)	228	248,192
4.90%, 10/01/26 (Call 08/01/26)(c)	427	491,208
5.30%, 10/01/29 (Call 07/01/29)(c)	342	404,542
6.02%, 06/15/26 (Call 03/15/26)(c)	908	1,083,480
6.20%, 07/15/30 (Call 04/15/30)(c)	210	263,466
DXC Technology Co.
4.13%, 04/15/25 (Call 03/15/25)	235	258,789
4.25%, 04/15/24 (Call 02/15/24)	350	381,258
4.75%, 04/15/27 (Call 01/15/27)	80	91,656
Fortinet Inc.
1.00%, 03/15/26 (Call 02/15/26)	265	261,974
2.20%, 03/15/31 (Call 12/15/30)	210	205,435
Hewlett Packard Enterprise Co.
4.40%, 10/15/22 (Call 08/15/22)	423	442,983
4.45%, 10/02/23 (Call 09/02/23)	655	711,002
4.90%, 10/15/25 (Call 07/15/25)	466	532,256
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	120	125,488
3.40%, 06/17/30 (Call 03/17/30)	260	277,259
4.05%, 09/15/22	234	244,813
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	600	609,438
1.95%, 05/15/30 (Call 02/15/30)	150	147,368
3.00%, 05/15/24	608	651,989
3.30%, 05/15/26	735	809,433
3.38%, 08/01/23	200	213,216
3.45%, 02/19/26	300	331,950
3.50%, 05/15/29.	500	551,940
3.63%, 02/12/24	328	355,440
7.00%, 10/30/25	106	133,616
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)(c)	200	192,262
4.38%, 05/15/30 (Call 02/15/30)(c)	35	39,307
NetApp Inc.
2.38%, 06/22/27 (Call 04/22/27)	365	380,801
3.30%, 09/29/24 (Call 07/29/24)	239	257,346
		21,467,520
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
2.10%, 05/01/23	22	22,788
2.25%, 11/15/22	255	262,675
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31 (Call 12/15/30)	250	245,417
2.00%, 12/01/24 (Call 11/01/24)	190	200,220
2.38%, 12/01/29 (Call 09/01/29)	100	103,165
3.15%, 03/15/27 (Call 12/15/26)	190	210,404
Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Procter & Gamble Co. (The)
0.55%, 10/29/25	$315	$312,549
1.00%, 04/23/26	60	60,487
1.20%, 10/29/30	350	329,374
1.95%, 04/23/31	100	100,272
2.15%, 08/11/22	30	30,704
2.45%, 11/03/26	280	300,740
2.70%, 02/02/26	262	284,194
2.80%, 03/25/27	10	10,897
2.85%, 08/11/27	261	286,226
3.00%, 03/25/30	444	484,657
3.10%, 08/15/23	28	29,839
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	325	309,761
2.00%, 07/28/26	275	287,353
2.60%, 05/05/24 (Call 03/05/24)	210	222,913
2.90%, 05/05/27 (Call 02/05/27)	250	271,855
3.25%, 03/07/24 (Call 02/07/24)	240	258,506
		4,624,996
Diversified Financial Services — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24 (Call 07/14/24)	545	568,413
3.88%, 01/23/28 (Call 10/23/27)	300	317,601
4.13%, 07/03/23 (Call 06/03/23)	330	350,074
4.45%, 10/01/25 (Call 08/01/25)	160	175,685
6.50%, 07/15/25 (Call 06/15/25)	400	467,316
Affiliated Managers Group Inc.
3.50%, 08/01/25	125	136,373
4.25%, 02/15/24	140	153,171
Air Lease Corp.
2.25%, 01/15/23	110	113,024
2.30%, 02/01/25 (Call 01/01/25)	115	118,762
2.63%, 07/01/22 (Call 06/01/22)	245	250,248
2.75%, 01/15/23 (Call 12/15/22)	225	232,574
3.00%, 09/15/23 (Call 07/15/23)	178	186,555
3.00%, 02/01/30 (Call 11/01/29)	125	124,765
3.25%, 03/01/25 (Call 01/01/25)	155	164,562
3.25%, 10/01/29 (Call 07/01/29)	200	205,132
3.63%, 04/01/27 (Call 01/01/27)	140	150,016
3.63%, 12/01/27 (Call 09/01/27)	430	457,464
3.88%, 07/03/23 (Call 06/03/23)	190	201,913
4.25%, 09/15/24 (Call 06/15/24)	226	247,262
4.63%, 10/01/28 (Call 07/01/28)	100	111,787
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	50	53,239
4.25%, 06/15/26 (Call 04/15/26)	200	216,608
4.40%, 09/25/23 (Call 08/25/23)	154	165,060
5.00%, 04/01/23	70	74,975
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	50	50,778
3.88%, 05/21/24 (Call 04/21/24)	455	493,247
4.63%, 03/30/25	105	118,133
5.80%, 05/01/25 (Call 04/01/25)	89	104,022
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	324	331,867
2.50%, 07/30/24 (Call 06/30/24)	521	552,870
2.65%, 12/02/22	415	430,064
3.00%, 10/30/24 (Call 09/29/24)	292	315,667
3.13%, 05/20/26 (Call 04/20/26)	275	301,306
3.40%, 02/27/23 (Call 01/27/23)	428	449,867

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.40%, 02/22/24 (Call 01/22/24)	$94	$101,178
3.63%, 12/05/24 (Call 11/04/24)	230	252,344
4.20%, 11/06/25 (Call 10/06/25)	398	452,251
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	210	233,499
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	262	282,685
4.00%, 10/15/23	275	298,174
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	19	20,145
5.38%, 07/24/23	185	200,483
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)	300	302,184
3.90%, 01/25/28 (Call 10/25/27)	135	149,344
4.00%, 04/01/24 (Call 02/01/24)	38	41,271
4.25%, 06/02/26 (Call 03/02/26)	100	112,823
4.35%, 04/15/30 (Call 01/15/30)	44	50,145
4.85%, 03/29/29 (Call 12/29/28)	255	296,973
Capital One Financial Corp.
2.60%, 05/11/23 (Call 04/11/23)	425	442,429
3.20%, 01/30/23 (Call 12/30/22)	295	308,384
3.20%, 02/05/25 (Call 01/05/25)	295	318,358
3.30%, 10/30/24 (Call 09/30/24)	265	286,855
3.50%, 06/15/23	360	382,403
3.65%, 05/11/27 (Call 04/11/27)	271	301,618
3.75%, 04/24/24 (Call 03/24/24)	215	233,997
3.75%, 07/28/26 (Call 06/28/26)	269	298,248
3.75%, 03/09/27 (Call 02/09/27)	325	364,231
3.80%, 01/31/28 (Call 12/31/27)	260	291,798
3.90%, 01/29/24 (Call 12/29/23)	165	178,822
4.20%, 10/29/25 (Call 09/29/25)	220	247,366
4.25%, 04/30/25 (Call 03/31/25)	200	224,130
Cboe Global Markets Inc., 1.63%, 12/15/30 (Call 09/15/30)	535	508,352
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	205	204,606
1.15%, 05/13/26 (Call 04/13/26)	300	301,227
1.65%, 03/11/31 (Call 12/11/30)	200	190,458
2.00%, 03/20/28 (Call 01/20/28)	100	101,994
2.30%, 05/13/31 (Call 02/13/31)	200	200,796
2.65%, 01/25/23 (Call 12/25/22)	306	317,328
3.00%, 03/10/25 (Call 12/10/24)	120	129,098
3.20%, 03/02/27 (Call 12/02/26)	199	218,414
3.20%, 01/25/28 (Call 10/25/27)	200	218,860
3.55%, 02/01/24 (Call 01/01/24)	115	124,332
3.85%, 05/21/25 (Call 03/21/25)	150	166,838
4.63%, 03/22/30 (Call 12/22/29)	250	300,055
CME Group Inc.
3.00%, 09/15/22	434	449,446
3.00%, 03/15/25 (Call 12/15/24)	245	264,230
3.75%, 06/15/28 (Call 03/15/28)	103	116,753
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	20	21,891
3.85%, 11/21/22	334	350,904
4.10%, 02/09/27 (Call 11/09/26)	34	38,193
4.50%, 01/30/26 (Call 11/30/25)	23	26,107
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	125	136,786
Franklin Resources Inc.
2.80%, 09/15/22	185	190,883
2.85%, 03/30/25	140	150,035
Security	Par (000)	Value

Diversified Financial Services (continued)
GE Capital Funding LLC
3.45%, 05/15/25 (Call 04/15/25)	$250	$272,422
4.40%, 05/15/30 (Call 02/15/30)	690	794,086
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	575	628,952
Intercontinental Exchange Inc.
2.10%, 06/15/30 (Call 03/15/30)	400	393,556
3.10%, 09/15/27 (Call 06/15/27)	170	185,596
3.45%, 09/21/23 (Call 08/21/23)	230	245,168
3.75%, 12/01/25 (Call 09/01/25)	557	619,740
3.75%, 09/21/28 (Call 06/21/28)	10	11,174
4.00%, 10/15/23	253	273,941
International Lease Finance Corp., 5.88%, 08/15/22	104	110,519
Invesco Finance PLC
3.13%, 11/30/22	155	161,330
3.75%, 01/15/26	65	72,201
4.00%, 01/30/24	140	152,400
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	130	147,871
Jefferies Financial Group Inc., 5.50%, 10/18/23 (Call 01/18/23)	155	167,042
Jefferies Group LLC
5.13%, 01/20/23	238	255,455
6.45%, 06/08/27	25	31,247
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
4.15%, 01/23/30	180	199,946
4.85%, 01/15/27	465	541,869
Lazard Group LLC
3.75%, 02/13/25	160	175,106
4.38%, 03/11/29 (Call 12/11/28)	160	180,381
4.50%, 09/19/28 (Call 06/19/28)	140	162,257
Legg Mason Inc., 4.75%, 03/15/26	78	90,605
Mastercard Inc.
1.90%, 03/15/31 (Call 12/15/30)	245	243,574
2.00%, 03/03/25 (Call 02/03/25)	37	38,820
2.95%, 11/21/26 (Call 08/21/26)	328	357,858
2.95%, 06/01/29 (Call 03/01/29)	245	264,784
3.30%, 03/26/27 (Call 01/26/27)	130	144,478
3.35%, 03/26/30 (Call 12/26/29)	322	358,470
3.38%, 04/01/24	273	295,741
3.50%, 02/26/28 (Call 11/26/27)	110	122,791
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	360	336,413
3.85%, 06/30/26 (Call 03/30/26)	160	178,880
Nomura Holdings Inc.
1.85%, 07/16/25	212	215,837
2.65%, 01/16/25	425	446,462
3.10%, 01/16/30	230	237,443
ORIX Corp.
2.90%, 07/18/22	170	174,678
3.25%, 12/04/24	255	275,515
3.70%, 07/18/27	50	55,922
4.05%, 01/16/24	200	217,508
Private Export Funding Corp., Series EE, 2.80%, 05/15/22	90	92,102
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)	50	59,308
Stifel Financial Corp., 4.25%, 07/18/24	193	213,290
Synchrony Financial
2.85%, 07/25/22 (Call 06/25/22)	92	94,231
3.70%, 08/04/26 (Call 05/04/26)	104	113,940
3.95%, 12/01/27 (Call 09/01/27)	250	276,437

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.25%, 08/15/24 (Call 05/15/24)	$385	$422,018
4.38%, 03/19/24 (Call 02/19/24)	233	255,293
4.50%, 07/23/25 (Call 04/23/25)	285	319,687
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)	750	697,935
1.90%, 04/15/27 (Call 02/15/27)	10	10,365
2.05%, 04/15/30 (Call 01/15/30)	4	4,057
2.15%, 09/15/22 (Call 08/15/22)	56	57,314
2.75%, 09/15/27 (Call 06/15/27)	171	185,159
2.80%, 12/14/22 (Call 10/14/22)	525	543,543
3.15%, 12/14/25 (Call 09/14/25)	659	723,187
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	300	298,875
2.75%, 03/15/31 (Call 12/15/30)	300	294,816
		34,289,719
Electric — 1.7%
Alabama Power Co., Series 20-A, 1.45%, 09/15/30 (Call 06/15/30)	260	245,099
Ameren Corp.
2.50%, 09/15/24 (Call 08/15/24)	38	40,069
3.65%, 02/15/26 (Call 11/15/25)	140	154,113
Ameren Illinois Co.
2.70%, 09/01/22 (Call 06/01/22)	150	153,620
3.25%, 03/01/25 (Call 12/01/24)	46	49,630
3.80%, 05/15/28 (Call 02/15/28)	15	16,800
American Electric Power Co. Inc.
2.30%, 03/01/30 (Call 12/01/29)	268	266,336
Series J, 4.30%, 12/01/28 (Call 09/01/28)	214	244,448
Arizona Public Service Co.
2.95%, 09/15/27 (Call 06/15/27)	155	168,104
3.15%, 05/15/25 (Call 02/15/25)	30	32,347
Atlantic City Electric Co., 4.00%, 10/15/28 (Call 07/15/28)	160	180,984
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	266	286,245
3.80%, 06/01/29 (Call 03/01/29)	101	112,535
Baltimore Gas & Electric Co., 3.35%, 07/01/23 (Call 04/01/23)	165	173,958
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (Call 02/15/31)	240	227,892
3.25%, 04/15/28 (Call 01/15/28)	35	38,225
3.50%, 02/01/25 (Call 11/01/24)	70	76,047
3.75%, 11/15/23 (Call 08/15/23)	39	41,876
4.05%, 04/15/25 (Call 03/15/25)	21	23,433
Black Hills Corp.
3.05%, 10/15/29 (Call 07/15/29)	105	110,536
4.25%, 11/30/23 (Call 08/30/23)	335	361,964
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (Call 05/01/22)	190	193,412
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	100	108,253
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)	50	50,268
2.50%, 09/01/22 (Call 08/01/22)	105	107,574
2.50%, 09/01/24 (Call 08/01/24)	61	64,160
2.65%, 06/01/31 (Call 03/01/31)	85	85,613
4.25%, 11/01/28 (Call 08/01/28)	130	147,437
Cleco Corporate Holdings LLC, 3.74%, 05/01/26 (Call 02/01/26)	170	186,942
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	60	63,989
3.70%, 08/15/28 (Call 05/15/28)	165	186,777
Security	Par (000)	Value

Electric (continued)
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	$140	$151,848
Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/27 (Call 12/15/26)	10	10,989
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28 (Call 02/15/28)	150	167,392
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	70	76,231
Series B, 3.13%, 11/15/27 (Call 08/15/27)	25	27,195
Series D, 4.00%, 12/01/28 (Call 09/01/28)	176	199,589
Consumers Energy Co.
3.38%, 08/15/23 (Call 05/15/23)	205	216,988
3.80%, 11/15/28 (Call 08/15/28)	213	240,287
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	35	37,439
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	204	226,642
4.25%, 06/01/28 (Call 03/01/28)	229	261,571
Series D, 2.85%, 08/15/26 (Call 05/15/26)	224	239,344
DTE Electric Co., Series A, 1.90%, 04/01/28 (Call 02/01/28)	200	202,908
DTE Energy Co.
2.25%, 11/01/22	150	153,968
2.85%, 10/01/26 (Call 07/01/26)	255	273,472
3.80%, 03/15/27 (Call 12/15/26)	230	257,584
Series B, 3.30%, 06/15/22 (Call 04/15/22)	122	125,198
Series C, 3.40%, 06/15/29 (Call 03/15/29)	128	138,628
Series C, 3.50%, 06/01/24 (Call 03/01/24)	265	284,419
Series D, 3.70%, 08/01/23 (Call 07/01/23)	180	192,022
Series F, 1.05%, 06/01/25 (Call 05/01/25)	305	304,884
Duke Energy Carolinas LLC
2.45%, 08/15/29 (Call 05/15/29)	150	154,120
2.45%, 02/01/30 (Call 11/01/29)	200	205,220
2.50%, 03/15/23 (Call 01/15/23)	225	233,111
2.55%, 04/15/31 (Call 01/15/31)	200	205,824
3.05%, 03/15/23 (Call 02/15/23)	167	174,953
3.95%, 11/15/28 (Call 08/15/28)	60	68,471
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	212	210,527
2.45%, 06/01/30 (Call 03/01/30)	290	290,186
2.65%, 09/01/26 (Call 06/01/26)	204	216,014
3.05%, 08/15/22 (Call 05/15/22)	155	158,897
3.15%, 08/15/27 (Call 05/15/27)	160	173,926
3.40%, 06/15/29 (Call 03/15/29)	125	135,584
3.75%, 04/15/24 (Call 01/15/24)	495	534,882
Duke Energy Florida LLC
2.50%, 12/01/29 (Call 09/01/29)	105	109,033
3.20%, 01/15/27 (Call 10/15/26)	40	43,836
3.80%, 07/15/28 (Call 04/15/28)	185	207,485
Duke Energy Ohio Inc., 2.13%, 06/01/30 (Call 03/01/30)	180	179,093
Duke Energy Progress LLC
3.45%, 03/15/29 (Call 12/15/28)	136	149,459
3.70%, 09/01/28 (Call 06/01/28)	115	128,563
Edison International
2.40%, 09/15/22 (Call 08/15/22)	228	232,692
2.95%, 03/15/23 (Call 01/15/23)	125	129,373
3.13%, 11/15/22 (Call 10/15/22)	49	50,563
3.55%, 11/15/24 (Call 10/15/24)	202	217,160
4.13%, 03/15/28 (Call 12/15/27)	242	257,713
5.75%, 06/15/27 (Call 04/15/27)	162	186,982
Emera U.S. Finance LP
2.64%, 06/15/31 (Call 03/15/31)(c)	300	298,716
3.55%, 06/15/26 (Call 03/15/26)	195	213,324

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	$100	$115,239
Entergy Arkansas LLC
3.50%, 04/01/26 (Call 01/01/26)	140	154,787
3.70%, 06/01/24 (Call 03/01/24)	225	243,835
Entergy Corp.
2.40%, 06/15/31 (Call 03/05/31)	200	197,378
2.80%, 06/15/30 (Call 03/15/30)	150	154,002
2.95%, 09/01/26 (Call 06/01/26)	277	296,997
4.00%, 07/15/22 (Call 05/15/22)	83	85,871
Entergy Louisiana LLC
1.60%, 12/15/30 (Call 09/15/30)	260	246,223
3.25%, 04/01/28 (Call 01/01/28)	200	217,664
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)	118	132,036
Evergy Inc.
2.45%, 09/15/24 (Call 08/15/24)	124	130,025
2.90%, 09/15/29 (Call 06/15/29)	160	165,627
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)	35	37,046
3.10%, 04/01/27 (Call 01/01/27)	130	141,073
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)	160	175,906
Eversource Energy
2.80%, 05/01/23 (Call 02/01/23)	60	62,309
Series L, 2.90%, 10/01/24 (Call 08/01/24)	140	149,085
Series M, 3.30%, 01/15/28 (Call 10/15/27)	85	92,221
Series N, 3.80%, 12/01/23 (Call 11/01/23)	212	228,320
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	240	237,552
Series R, 1.65%, 08/15/30 (Call 05/15/30)	379	357,628
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	270	295,105
3.95%, 06/15/25 (Call 03/15/25)	132	145,852
4.05%, 04/15/30 (Call 01/15/30)	284	319,202
Exelon Generation Co. LLC
3.25%, 06/01/25 (Call 05/01/25)	25	26,965
4.25%, 06/15/22 (Call 03/15/22)	111	114,236
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	250	268,582
3.25%, 06/01/24 (Call 12/01/23)	260	278,538
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	235	253,088
Georgia Power Co.
3.25%, 03/30/27 (Call 12/30/26)	125	135,598
Series A, 2.10%, 07/30/23	27	27,974
Series A, 2.20%, 09/15/24 (Call 08/15/24)	65	67,950
Series B, 2.65%, 09/15/29 (Call 06/15/29)	169	175,834
Gulf Power Co., Series A, 3.30%, 05/30/27 (Call 02/28/27)	130	143,263
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	160	172,779
4.10%, 09/26/28 (Call 06/26/28)	110	125,499
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)	20	22,326
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	125	128,815
3.25%, 06/30/26 (Call 03/30/26)	55	59,808
3.35%, 11/15/27 (Call 08/15/27)	160	174,986
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	8	8,778
3.50%, 10/15/24 (Call 07/15/24)	134	145,859
3.65%, 04/15/29 (Call 01/15/29)	359	403,462
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (Call 12/15/29)	185	188,961
2.70%, 02/15/23 (Call 12/15/22)	150	155,512
2.85%, 01/27/25 (Call 10/27/24)	47	50,172
Security	Par (000)	Value

Electric (continued)
2.95%, 02/07/24 (Call 12/07/23)	$40	$42,415
3.05%, 04/25/27 (Call 01/25/27)	36	39,105
3.25%, 11/01/25 (Call 08/01/25)	150	163,543
3.40%, 11/15/23 (Call 08/15/23)	50	53,320
3.70%, 03/15/29 (Call 12/15/28)	125	139,083
3.90%, 11/01/28 (Call 08/01/28)	50	56,385
Nevada Power Co.
Series CC, 3.70%, 05/01/29 (Call 02/01/29)	59	65,742
Series DD, 2.40%, 05/01/30 (Call 02/01/30)	307	310,939
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	425	423,750
2.75%, 11/01/29 (Call 08/01/29)	364	380,216
3.15%, 04/01/24 (Call 03/01/24)	750	803,115
3.50%, 04/01/29 (Call 01/01/29)	105	115,177
3.55%, 05/01/27 (Call 02/01/27)	356	394,793
4.80%, 12/01/77 (Call 12/01/27)(b)	160	178,466
Northern States Power Co./MN
2.15%, 08/15/22 (Call 02/15/22)	198	200,661
2.25%, 04/01/31 (Call 10/01/30)	190	193,103
NSTAR Electric Co.
2.38%, 10/15/22 (Call 07/15/22)	180	184,109
3.20%, 05/15/27 (Call 02/15/27)	195	213,640
3.25%, 05/15/29 (Call 02/15/29)	170	185,346
Ohio Power Co.
Series P, 2.60%, 04/01/30 (Call 01/01/30)	200	207,014
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	300	283,860
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	120	133,216
Oncor Electric Delivery Co. LLC
2.75%, 06/01/24 (Call 05/01/24)	76	80,836
2.75%, 05/15/30 (Call 02/15/30)	20	21,101
2.95%, 04/01/25 (Call 01/01/25)	50	53,544
3.70%, 11/15/28 (Call 08/15/28)	55	61,853
5.75%, 03/15/29 (Call 12/15/28)	10	12,522
7.00%, 09/01/22	385	417,201
Series WI, 0.55%, 10/01/25 (Call 09/01/25)	335	328,471
Pacific Gas & Electric Co.
2.10%, 08/01/27 (Call 06/01/27)	222	214,277
2.50%, 02/01/31 (Call 11/01/30)	303	280,899
3.15%, 01/01/26	368	381,682
4.55%, 07/01/30 (Call 01/01/30)	625	658,687
Pacific Gas and Electric Co., 3.25%, 06/01/31 (Call 03/01/31)	600	587,808
Potomac Electric Power Co., 3.60%, 03/15/24 (Call 12/15/23)	190	204,476
PPL Capital Funding Inc.
3.10%, 05/15/26 (Call 02/15/26)	247	266,622
3.95%, 03/15/24 (Call 12/15/23)	168	181,692
4.13%, 04/15/30 (Call 01/15/30)	236	267,692
4.20%, 06/15/22 (Call 03/15/22)	254	261,153
PSEG Power LLC, 3.85%, 06/01/23 (Call 05/01/23)	292	310,901
Public Service Co. of Colorado
3.70%, 06/15/28 (Call 12/15/27)	105	117,453
Series 35, 1.90%, 01/15/31 (Call 07/15/30)	275	270,836
Public Service Co. of New Hampshire, 3.50%, 11/01/23 (Call 08/01/23)	125	133,444
Public Service Electric & Gas Co.
2.25%, 09/15/26 (Call 06/15/26)	171	180,253
2.38%, 05/15/23 (Call 02/15/23)	160	165,965
3.00%, 05/15/27 (Call 02/15/27)	100	108,700

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.25%, 09/01/23 (Call 08/01/23)	$166	$176,254
3.70%, 05/01/28 (Call 02/01/28)	125	140,529
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	90	89,348
2.65%, 11/15/22 (Call 10/15/22)	25	25,803
2.88%, 06/15/24 (Call 05/15/24)	135	143,475
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	270	292,029
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	250	239,242
Sempra Energy
2.88%, 10/01/22 (Call 07/01/22)	104	106,727
3.25%, 06/15/27 (Call 03/15/27)	233	253,746
3.40%, 02/01/28 (Call 11/01/27)	214	233,737
3.75%, 11/15/25 (Call 08/15/25)	160	176,482
Sierra Pacific Power Co., 2.60%, 05/01/26 (Call 02/01/26)	158	168,354
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	60	58,891
2.85%, 08/01/29 (Call 05/01/29)	114	117,719
Series A, 4.20%, 03/01/29 (Call 12/01/28)	150	168,141
Series B, 3.65%, 03/01/28 (Call 12/01/27)	33	36,070
Series D, 3.40%, 06/01/23 (Call 05/01/23)	195	205,382
Series E, 3.70%, 08/01/25 (Call 06/01/25)	40	43,861
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	733	767,084
3.25%, 07/01/26 (Call 04/01/26)	470	511,054
Series A, 3.70%, 04/30/30 (Call 01/30/30)	74	81,077
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)	205	230,449
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28 (Call 06/15/28)	180	202,788
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)	100	107,481
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)	30	32,437
2.95%, 03/15/30 (Call 12/15/29)	6	6,365
3.50%, 04/15/24 (Call 01/15/24)	75	80,545
3.50%, 03/15/29 (Call 12/15/28)	73	80,556
Virginia Electric & Power Co.
3.45%, 02/15/24 (Call 11/15/23)	200	214,432
Series A, 2.88%, 07/15/29 (Call 04/15/29)	175	186,377
Series A, 3.10%, 05/15/25 (Call 02/15/25)	225	241,945
Series A, 3.15%, 01/15/26 (Call 10/15/25)	290	316,976
Series A, 3.50%, 03/15/27 (Call 12/15/26)	115	127,803
Series A, 3.80%, 04/01/28 (Call 01/01/28)	210	235,836
Series B, 2.95%, 11/15/26 (Call 08/15/26)	200	216,906
Series C, 2.75%, 03/15/23 (Call 12/15/22)	215	223,198
WEC Energy Group Inc., 3.55%, 06/15/25 (Call 03/15/25)	29	31,745
Wisconsin Electric Power Co., 2.05%, 12/15/24 (Call 11/15/24)	111	116,542
Wisconsin Power & Light Co., 3.05%, 10/15/27 (Call 07/15/27)	155	168,452
Xcel Energy Inc.
2.60%, 12/01/29 (Call 06/01/29)	235	242,877
3.35%, 12/01/26 (Call 06/01/26)	267	292,560
		38,389,300
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	120	118,099
2.63%, 02/15/23 (Call 11/15/22)	315	325,867
Security	Par (000)	Value

Electrical Components & Equipment (continued)
3.15%, 06/01/25 (Call 03/01/25)	$140	$152,088
		596,054
Electronics — 0.3%
Agilent Technologies Inc.
2.30%, 03/12/31 (Call 12/12/30)	275	271,326
3.88%, 07/15/23 (Call 04/15/23)	465	494,216
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	250	268,482
Amphenol Corp., 2.80%, 02/15/30 (Call 11/15/29)	320	332,387
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)	311	333,305
4.00%, 04/01/25 (Call 01/01/25)	125	136,329
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	200	196,612
4.63%, 04/15/26 (Call 01/15/26)	124	140,353
4.88%, 12/01/22	121	128,432
Flex Ltd.
4.88%, 06/15/29 (Call 03/15/29)	100	114,342
4.88%, 05/12/30 (Call 02/12/30)	15	17,271
5.00%, 02/15/23	245	262,206
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	340	370,607
Honeywell International Inc.
1.35%, 06/01/25 (Call 05/01/25)	185	189,277
2.50%, 11/01/26 (Call 08/01/26)	415	444,544
2.70%, 08/15/29 (Call 05/15/29)	230	243,890
3.35%, 12/01/23	150	161,173
Hubbell Inc.
3.35%, 03/01/26 (Call 12/01/25)	140	152,037
3.50%, 02/15/28 (Call 11/15/27)	165	179,065
Jabil Inc.
3.00%, 01/15/31 (Call 10/15/30)	110	112,063
3.60%, 01/15/30 (Call 10/15/29)	96	103,283
3.95%, 01/12/28 (Call 10/12/27)	105	116,705
4.70%, 09/15/22	67	70,692
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	242	252,796
4.55%, 10/30/24 (Call 07/30/24)	172	192,053
4.60%, 04/06/27 (Call 01/06/27)	119	137,726
Legrand France SA, 8.50%, 02/15/25	315	401,779
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	40	42,612
4.90%, 06/15/28 (Call 03/15/28)	160	184,986
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	100	108,061
3.70%, 02/15/26 (Call 11/15/25)	165	181,231
		6,339,841
Environmental Control — 0.1%
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)	330	304,243
2.30%, 03/01/30 (Call 12/01/29)	174	174,320
2.50%, 08/15/24 (Call 07/15/24)	172	181,639
2.90%, 07/01/26 (Call 04/01/26)	40	43,092
3.20%, 03/15/25 (Call 12/15/24)	100	107,991
3.38%, 11/15/27 (Call 08/15/27)	35	38,520
3.95%, 05/15/28 (Call 02/15/28)	131	147,663
4.75%, 05/15/23 (Call 02/15/23)	101	108,452
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	129	131,890
3.50%, 05/01/29 (Call 02/01/29)	222	242,182
4.25%, 12/01/28 (Call 09/01/28)	95	108,834

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control (continued)
Waste Management Inc.
1.15%, 03/15/28 (Call 01/15/28)	$125	$120,652
2.00%, 06/01/29 (Call 04/01/29)	130	130,654
2.40%, 05/15/23 (Call 03/15/23)	210	217,789
2.90%, 09/15/22 (Call 06/15/22)	145	148,889
3.15%, 11/15/27 (Call 08/15/27)	295	321,919
		2,528,729
Food — 0.5%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)	203	219,390
3.65%, 03/15/23 (Call 02/15/23)	226	238,448
3.95%, 03/15/25 (Call 01/15/25)	180	198,871
4.15%, 03/15/28 (Call 12/15/27)	251	284,478
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	25	24,363
3.20%, 01/25/23 (Call 10/25/22)	92	95,541
4.30%, 05/01/24 (Call 04/01/24)	298	329,201
4.60%, 11/01/25 (Call 09/01/25)	314	359,624
4.85%, 11/01/28 (Call 08/01/28)	225	265,768
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)	50	49,561
General Mills Inc.
2.60%, 10/12/22 (Call 09/12/22)	284	292,037
2.88%, 04/15/30 (Call 01/15/30)	40	41,880
3.20%, 02/10/27 (Call 11/10/26)	287	314,299
3.65%, 02/15/24 (Call 11/15/23)	285	307,931
4.00%, 04/17/25 (Call 02/17/25)	273	303,284
4.20%, 04/17/28 (Call 01/17/28)	345	395,001
Hershey Co. (The)
2.05%, 11/15/24 (Call 10/15/24)	105	110,446
2.30%, 08/15/26 (Call 05/15/26)	176	187,234
2.45%, 11/15/29 (Call 08/15/29)	50	51,912
3.38%, 05/15/23 (Call 04/15/23)	213	225,201
Hormel Foods Corp.
1.70%, 06/03/28 (Call 04/03/28)	300	300,045
1.80%, 06/11/30 (Call 03/11/30)	40	39,098
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	150	163,042
JM Smucker Co. (The)
3.38%, 12/15/27 (Call 09/15/27)	50	55,149
3.50%, 03/15/25	410	448,384
Kellogg Co.
2.65%, 12/01/23	211	222,508
3.25%, 04/01/26	175	191,466
3.40%, 11/15/27 (Call 08/15/27)	230	253,074
4.30%, 05/15/28 (Call 02/15/28)	125	143,744
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	420	397,148
2.65%, 10/15/26 (Call 07/15/26)	165	175,613
2.80%, 08/01/22 (Call 07/01/22)	184	188,961
3.50%, 02/01/26 (Call 11/01/25)	24	26,440
3.70%, 08/01/27 (Call 05/01/27)	85	95,029
3.85%, 08/01/23 (Call 05/01/23)	195	207,907
4.00%, 02/01/24 (Call 11/01/23)	125	135,453
4.50%, 01/15/29 (Call 10/15/28)	140	163,709
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	480	473,290
1.85%, 02/15/31 (Call 11/15/30)	170	162,178
2.70%, 08/15/22 (Call 07/15/22)	120	123,187
3.40%, 08/15/27 (Call 05/15/27)	252	277,681
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	368	376,298
Security	Par (000)	Value

Food (continued)
1.50%, 02/04/31 (Call 11/04/30)	$185	$172,326
2.75%, 04/13/30 (Call 01/13/30)	410	425,391
Sysco Corp.
2.60%, 06/12/22	150	153,399
3.25%, 07/15/27 (Call 04/15/27)	186	202,614
3.30%, 07/15/26 (Call 04/15/26)	396	432,907
3.55%, 03/15/25 (Call 01/15/25)	160	174,904
3.75%, 10/01/25 (Call 07/01/25)	265	293,162
5.65%, 04/01/25 (Call 03/01/25)	130	151,847
5.95%, 04/01/30 (Call 01/01/30)	25	31,894
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	413	457,397
3.90%, 09/28/23 (Call 08/28/23)	98	105,385
3.95%, 08/15/24 (Call 05/15/24)	324	354,650
4.00%, 03/01/26 (Call 01/01/26)	330	370,217
4.35%, 03/01/29 (Call 12/01/28)	167	193,147
4.50%, 06/15/22 (Call 03/15/22)	241	248,835
		12,681,949
Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	55	63,183
Georgia-Pacific LLC, 8.00%, 01/15/24	270	321,915
International Paper Co., 3.80%, 01/15/26 (Call 10/15/25)	192	214,779
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)	325	384,709
		984,586
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/31 (Call 10/15/30)	35	32,687
2.63%, 09/15/29 (Call 06/15/29)	70	72,585
3.00%, 06/15/27 (Call 03/15/27)	60	65,080
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	180	169,164
3.55%, 04/01/23 (Call 03/01/23)	190	200,425
4.00%, 04/01/28 (Call 01/01/28)	135	151,019
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	90	98,382
Series A, 2.50%, 11/15/24 (Call 10/15/24)	203	214,549
Series B, 3.00%, 11/15/29 (Call 08/15/29)	139	145,689
National Fuel Gas Co.
3.75%, 03/01/23 (Call 12/01/22)	200	209,274
4.75%, 09/01/28 (Call 06/01/28)	110	123,278
5.20%, 07/15/25 (Call 04/15/25)	130	146,655
NiSource Inc.
1.70%, 02/15/31 (Call 11/15/30)	255	238,886
2.95%, 09/01/29 (Call 06/01/29)	287	301,112
3.49%, 05/15/27 (Call 02/15/27)	340	375,020
ONE Gas Inc., 3.61%, 02/01/24 (Call 11/01/23)	60	63,692
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29 (Call 03/01/29)	217	236,868
Southern California Gas Co.
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	185	196,596
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	225	230,958
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	300	312,615
Series 2020-A, 1.75%, 01/15/31 (Call 10/15/30)	285	267,213
Southwest Gas Corp., 3.70%, 04/01/28 (Call 01/01/28)	70	76,733
		3,928,480

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Hand & Machine Tools — 0.0%
Kennametal Inc.
2.80%, 03/01/31 (Call 12/01/30)	$125	$124,560
4.63%, 06/15/28 (Call 03/15/28)	100	112,787
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	155	158,449
3.40%, 03/01/26 (Call 01/01/26)	185	204,863
4.00%, 03/15/60 (Call 03/15/25)(b)	125	132,866
4.25%, 11/15/28 (Call 08/15/28)	60	69,421
		802,946
Health Care - Products — 0.4%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)	20	19,548
1.40%, 06/30/30 (Call 03/30/30)	156	148,796
2.95%, 03/15/25 (Call 12/15/24)	300	323,631
3.40%, 11/30/23 (Call 09/30/23)	353	377,957
3.75%, 11/30/26 (Call 08/30/26)	360	407,923
3.88%, 09/15/25 (Call 06/15/25)	50	55,941
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)	430	460,293
3.95%, 04/01/30 (Call 01/01/30)	90	102,244
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	330	341,741
2.65%, 06/01/30 (Call 03/01/30)	130	132,461
3.45%, 03/01/24 (Call 02/01/24)	545	585,286
3.75%, 03/01/26 (Call 01/01/26)	242	269,414
3.85%, 05/15/25	164	181,848
4.00%, 03/01/29 (Call 12/01/28)	196	220,843
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	24	26,345
DH Europe Finance II Sarl
2.05%, 11/15/22	29	29,712
2.20%, 11/15/24 (Call 10/15/24)	390	409,438
2.60%, 11/15/29 (Call 08/15/29)	130	134,614
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	104	119,098
Medtronic Global Holdings SCA, 3.35%, 04/01/27 (Call 01/01/27)	175	194,017
Medtronic Inc., 3.50%, 03/15/25	454	501,329
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	175	187,304
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	425	408,604
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31 (Call 12/15/30)	350	352,076
Stryker Corp.
1.95%, 06/15/30 (Call 03/15/30)	215	209,367
3.38%, 05/15/24 (Call 02/15/24)	313	338,403
3.38%, 11/01/25 (Call 08/01/25)	292	320,047
3.50%, 03/15/26 (Call 12/15/25)	188	207,659
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	25	25,929
2.95%, 09/19/26 (Call 06/19/26)	632	684,064
3.20%, 08/15/27 (Call 05/15/27)	180	196,819
3.65%, 12/15/25 (Call 09/15/25)	175	193,779
4.13%, 03/25/25 (Call 02/25/25)	40	44,629
4.50%, 03/25/30 (Call 12/25/29)	334	393,856
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25 (Call 01/01/25)	310	338,204
3.55%, 03/20/30 (Call 12/20/29)	215	233,200
3.70%, 03/19/23 (Call 02/19/23)	155	163,434
		9,339,853
Security	Par (000)	Value

Health Care - Services — 0.6%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28 (Call 05/15/28)	$160	$179,790
Aetna Inc.
2.75%, 11/15/22 (Call 08/15/22)	443	455,785
2.80%, 06/15/23 (Call 04/15/23)	430	448,877
3.50%, 11/15/24 (Call 08/15/24)	244	265,357
Anthem Inc.
1.50%, 03/15/26 (Call 02/15/26)	350	354,928
2.25%, 05/15/30 (Call 02/15/30)	234	232,949
2.55%, 03/15/31 (Call 12/15/30)	225	228,998
2.88%, 09/15/29 (Call 06/15/29)	314	330,325
2.95%, 12/01/22 (Call 11/01/22)	290	300,742
3.30%, 01/15/23	250	261,823
3.35%, 12/01/24 (Call 10/01/24)	215	233,434
3.50%, 08/15/24 (Call 05/15/24)	250	270,925
4.10%, 03/01/28 (Call 12/01/27)	320	362,989
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)	131	136,510
Banner Health, 2.34%, 01/01/30 (Call 10/01/29)	175	177,210
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30 (Call 05/15/30)	80	77,332
CommonSpirit Health
2.76%, 10/01/24 (Call 07/01/24)	45	47,695
2.78%, 10/01/30 (Call 04/01/30)	72	73,863
2.95%, 11/01/22	55	56,853
3.35%, 10/01/29 (Call 04/01/29)	282	302,755
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	442	495,800
4.50%, 02/15/27 (Call 08/15/26)	149	169,097
4.75%, 05/01/23	383	412,859
5.00%, 03/15/24	69	76,945
5.25%, 04/15/25	622	717,166
5.25%, 06/15/26 (Call 12/15/25)	465	541,265
Humana Inc.
2.90%, 12/15/22 (Call 11/15/22)	97	100,419
3.13%, 08/15/29 (Call 05/15/29)	155	164,629
3.15%, 12/01/22 (Call 09/01/22)	246	254,426
3.85%, 10/01/24 (Call 07/01/24)	385	420,158
3.95%, 03/15/27 (Call 12/15/26)	240	270,439
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	21	23,108
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	35	35,141
2.30%, 12/01/24 (Call 11/01/24)	120	126,098
2.70%, 06/01/31 (Call 03/01/31)	75	75,466
2.95%, 12/01/29 (Call 09/01/29)	66	68,975
3.25%, 09/01/24 (Call 07/01/24)	78	83,870
3.60%, 02/01/25 (Call 11/01/24)	295	320,833
3.60%, 09/01/27 (Call 06/01/27)	123	136,141
3.75%, 08/23/22 (Call 06/11/21)	330	340,626
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	15	15,505
Quest Diagnostics Inc.
2.95%, 06/30/30 (Call 03/30/30)	185	193,110
3.45%, 06/01/26 (Call 03/01/26)	112	123,366
4.20%, 06/30/29 (Call 03/30/29)	120	137,280
Rush Obligated Group, Series 2020, 3.92%, 11/15/29 (Call 08/15/29)	31	35,091
Toledo Hospital (The), Series B, 5.33%, 11/15/28	20	23,115

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)	$180	$180,641
1.25%, 01/15/26	185	187,194
2.00%, 05/15/30	230	228,944
2.30%, 05/15/31 (Call 02/15/31)	430	433,926
2.38%, 10/15/22	325	334,545
2.38%, 08/15/24	150	158,712
2.75%, 02/15/23 (Call 11/15/22)	180	186,545
2.88%, 08/15/29	204	218,354
2.95%, 10/15/27	103	112,381
3.10%, 03/15/26	275	300,889
3.35%, 07/15/22	241	249,421
3.38%, 04/15/27	260	289,409
3.45%, 01/15/27	200	222,956
3.50%, 06/15/23	165	175,832
3.50%, 02/15/24	185	200,229
3.75%, 07/15/25	421	469,697
3.85%, 06/15/28	240	273,631
3.88%, 12/15/28	196	224,336
		14,607,710
Holding Companies - Diversified — 0.1%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	218	229,615
3.50%, 02/10/23 (Call 01/10/23)	163	169,650
4.20%, 06/10/24 (Call 05/10/24)	265	285,569
4.25%, 03/01/25 (Call 01/01/25)	275	298,964
FS KKR Capital Corp.
3.40%, 01/15/26 (Call 12/15/25)	50	51,660
4.63%, 07/15/24 (Call 06/15/24)	160	172,075
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)	35	36,427
Main Street Capital Corp., 3.00%, 07/14/26 (Call 06/14/26)	95	97,478
Oaktree Specialty Lending Corp., 2.70%, 01/15/27
(Call 12/15/26)	200	201,240
Owl Rock Capital Corp.
3.40%, 07/15/26 (Call 06/15/26)	25	26,162
3.75%, 07/22/25 (Call 06/22/25)	135	143,743
4.00%, 03/30/25 (Call 02/28/25)	165	176,657
		1,889,240
Home Builders — 0.1%
DR Horton Inc.
2.50%, 10/15/24 (Call 09/15/24)	213	224,747
2.60%, 10/15/25 (Call 09/15/25)	60	63,509
5.75%, 08/15/23 (Call 05/15/23)	161	176,979
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	75	82,083
4.75%, 11/29/27 (Call 05/29/27)	765	884,715
NVR Inc.
3.00%, 05/15/30 (Call 11/15/29)	135	141,125
3.95%, 09/15/22 (Call 06/15/22)	216	223,554
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	71	83,115
5.50%, 03/01/26 (Call 12/01/25)	70	82,237
		1,962,064
Home Furnishings — 0.0%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	80	86,944
3.80%, 11/15/24 (Call 08/15/24)	50	54,415
4.40%, 03/15/29 (Call 12/15/28)	218	247,057
	Par
Security	(000)	Value

Home Furnishings (continued)
Whirlpool Corp.
2.40%, 05/15/31 (Call 02/15/31)	$140	$139,727
4.75%, 02/26/29 (Call 11/26/28)	125	147,054
		675,197
Household Products & Wares — 0.1%
Avery Dennison Corp., 2.65%, 04/30/30 (Call 02/01/30)	135	137,742
Church & Dwight Co. Inc., 3.15%, 08/01/27 (Call 05/01/27)	120	131,444
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)	30	32,698
3.50%, 12/15/24 (Call 09/15/24)	200	219,194
3.90%, 05/15/28 (Call 02/15/28)	200	226,196
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	20	19,639
2.75%, 02/15/26	170	184,125
3.05%, 08/15/25	100	108,712
3.10%, 03/26/30 (Call 12/26/29)	70	76,462
3.20%, 04/25/29 (Call 01/25/29)	140	153,778
3.95%, 11/01/28 (Call 08/01/28)	150	172,142
		1,462,132
Insurance — 1.0%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(b)	200	226,114
Aflac Inc.
2.88%, 10/15/26 (Call 07/15/26)	9	9,725
3.60%, 04/01/30 (Call 01/01/30)	235	261,569
3.63%, 11/15/24	465	510,812
Alleghany Corp., 4.95%, 06/27/22	300	314,244
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25
(Call 07/29/25)	100	108,949
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	40	39,794
3.15%, 06/15/23	92	97,250
3.28%, 12/15/26 (Call 09/15/26)	107	118,341
American Equity Investment Life Holding Co., 5.00%,
06/15/27 (Call 03/15/27)	75	85,379
American Financial Group Inc./OH, 3.50%, 08/15/26
(Call 05/15/26)	210	229,398
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)	335	354,906
3.75%, 07/10/25 (Call 04/10/25)	351	387,178
3.90%, 04/01/26 (Call 01/01/26)	490	547,075
4.13%, 02/15/24	531	580,702
4.20%, 04/01/28 (Call 01/01/28)	261	297,256
4.25%, 03/15/29 (Call 12/15/28)	75	85,739
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(b)	60	67,964
Aon Corp.
2.20%, 11/15/22	207	212,659
2.80%, 05/15/30 (Call 02/15/30)	304	315,406
3.75%, 05/02/29 (Call 02/02/29)	236	263,452
4.50%, 12/15/28 (Call 09/15/28)	135	156,654
Aon PLC, 3.88%, 12/15/25 (Call 09/15/25)	137	152,677
Arch Capital Finance LLC, 4.01%, 12/15/26 (Call 09/15/26)	96	108,709
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	85	92,834
Assurant Inc., 4.00%, 03/15/23	50	53,074
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31 (Call 03/15/31)	50	50,928
5.00%, 07/01/24(a)	85	95,294
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)	240	266,030
AXIS Specialty Finance LLC, 3.90%, 07/15/29
(Call 04/15/29)	159	173,865

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	$185	$206,166
Berkshire Hathaway Finance Corp., 1.45%, 10/15/30
(Call 07/15/30)	590	568,076
Berkshire Hathaway Inc.
2.75%, 03/15/23 (Call 01/15/23)	548	570,139
3.00%, 02/11/23	325	340,314
3.13%, 03/15/26 (Call 12/15/25)	321	352,240
Brighthouse Financial Inc., 3.70%, 06/22/27 (Call 03/22/27)	253	276,995
Brown & Brown Inc.
4.20%, 09/15/24 (Call 06/15/24)	50	55,020
4.50%, 03/15/29 (Call 12/15/28)	100	113,798
Chubb INA Holdings Inc.
2.70%, 03/13/23	300	313,353
2.88%, 11/03/22 (Call 09/03/22)	85	87,896
3.35%, 05/03/26 (Call 02/03/26)	45	49,531
Cincinnati Financial Corp., 6.92%, 05/15/28	74	96,332
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/10/27)	111	122,181
3.90%, 05/01/29 (Call 02/01/29)	106	118,325
3.95%, 05/15/24 (Call 02/15/24)	175	190,561
4.50%, 03/01/26 (Call 12/01/25)	280	319,018
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	75	88,349
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	168	191,997
Equitable Holdings Inc.
3.90%, 04/20/23 (Call 03/20/23)	169	179,412
4.35%, 04/20/28 (Call 01/20/28)	370	419,351
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (Call 01/29/30)	25	27,989
4.85%, 04/17/28 (Call 01/17/28)	74	83,989
Fidelity National Financial Inc., 5.50%, 09/01/22	230	243,945
First American Financial Corp., 4.60%, 11/15/24	125	139,277
Globe Life Inc.
2.15%, 08/15/30 (Call 05/15/30)	260	253,960
4.55%, 09/15/28 (Call 06/15/28)	155	179,902
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30
(Call 06/01/30)	149	148,329
Hartford Financial Services Group Inc. (The), 2.80%,
08/19/29 (Call 05/19/29)	210	218,868
Lincoln National Corp.
3.35%, 03/09/25	142	154,451
3.63%, 12/12/26 (Call 09/15/26)	195	216,378
3.80%, 03/01/28 (Call 12/01/27)	70	78,037
Loews Corp.
3.20%, 05/15/30 (Call 02/15/30)	230	246,985
3.75%, 04/01/26 (Call 01/01/26)	215	239,501
Manulife Financial Corp., 4.15%, 03/04/26	582	659,173
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	50	54,428
3.50%, 11/01/27 (Call 08/01/27)	90	99,279
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	245	245,875
3.30%, 03/14/23 (Call 01/14/23)	145	152,070
3.50%, 06/03/24 (Call 03/03/24)	190	205,546
3.50%, 03/10/25 (Call 12/10/24)	222	242,362
3.75%, 03/14/26 (Call 12/14/25)	200	222,948
3.88%, 03/15/24 (Call 02/15/24)	212	231,360
4.38%, 03/15/29 (Call 12/15/28)	375	437,524
Mercury General Corp., 4.40%, 03/15/27 (Call 12/15/26)	115	130,438
	Par
Security	(000)	Value

Insurance (continued)
MetLife Inc.
3.00%, 03/01/25	$248	$267,895
3.05%, 12/15/22	135	140,467
3.60%, 04/10/24	135	146,888
3.60%, 11/13/25 (Call 08/13/25)	151	167,510
4.55%, 03/23/30 (Call 12/23/29)	159	188,410
Series D, 4.37%, 09/15/23	260	283,085
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)	142	159,131
4.88%, 10/01/24 (Call 09/01/24)	165	185,049
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	145	159,980
Primerica Inc., 4.75%, 07/15/22	200	209,350
Principal Financial Group Inc.
2.13%, 06/15/30 (Call 03/15/30)	35	34,567
3.10%, 11/15/26 (Call 08/15/26)	125	135,839
3.40%, 05/15/25 (Call 02/15/25)	175	189,859
3.70%, 05/15/29 (Call 02/15/29)	106	117,706
Progressive Corp. (The)
2.45%, 01/15/27	260	276,687
4.00%, 03/01/29 (Call 12/01/28)	30	34,326
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	172	175,552
2.10%, 03/10/30 (Call 12/10/29)(a)	50	50,399
3.50%, 05/15/24	439	478,677
3.70%, 10/01/50 (Call 07/01/30)(b)	25	25,988
3.88%, 03/27/28 (Call 12/27/27)	460	523,613
4.50%, 09/15/47 (Call 09/15/27)(b)	50	54,000
5.20%, 03/15/44 (Call 03/15/24)(b)	200	214,868
5.63%, 06/15/43 (Call 06/15/23)(b)	20	21,619
5.70%, 09/15/48 (Call 09/15/28)(a)(b)	200	231,488
5.88%, 09/15/42 (Call 09/15/22)(b)	250	264,605
Prudential PLC, 3.13%, 04/14/30	6	6,418
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	225	249,453
3.95%, 09/15/26 (Call 06/15/26)	25	27,976
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29
(Call 01/15/29)	185	202,421
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	200	226,938
Unum Group
4.00%, 03/15/24	225	243,949
4.00%, 06/15/29 (Call 03/15/29)	40	44,160
Voya Financial Inc.
3.65%, 06/15/26	185	205,970
4.70%, 01/23/48 (Call 01/23/28)(b)	100	104,621
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	98	102,996
3.60%, 05/15/24 (Call 03/15/24)	57	61,656
4.50%, 09/15/28 (Call 06/15/28)	225	259,308
XLIT Ltd., 4.45%, 03/31/25	215	242,544
		22,551,613
Internet — 0.7%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (Call 09/06/27)	395	431,798
3.60%, 11/28/24 (Call 08/28/24)	700	760,312
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	200	198,308
0.80%, 08/15/27 (Call 06/15/27)	460	448,137
1.10%, 08/15/30 (Call 05/15/30)	305	285,312
2.00%, 08/15/26 (Call 05/15/26)	393	412,902
3.38%, 02/25/24	137	148,730

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Internet (continued)
Amazon.com Inc.
0.40%, 06/03/23	$520	$522,002
0.45%, 05/12/24	770	771,571
1.00%, 05/12/26 (Call 04/12/26)	800	799,912
1.50%, 06/03/30 (Call 03/03/30)	510	493,134
1.65%, 05/12/28 (Call 03/12/28)	900	906,264
2.10%, 05/12/31 (Call 02/12/31)	900	902,934
2.40%, 02/22/23 (Call 01/22/23)	263	272,273
2.50%, 11/29/22 (Call 08/29/22)	290	298,201
2.80%, 08/22/24 (Call 06/22/24)	356	381,315
3.15%, 08/22/27 (Call 05/22/27)	560	618,279
3.80%, 12/05/24 (Call 09/05/24)	339	374,697
5.20%, 12/03/25 (Call 09/03/25)	436	516,154
Baidu Inc.
3.50%, 11/28/22	330	342,989
3.63%, 07/06/27	375	412,339
3.88%, 09/29/23 (Call 08/29/23)	200	213,360
4.13%, 06/30/25	225	248,301
Booking Holdings Inc.
2.75%, 03/15/23 (Call 02/15/23)	195	202,956
3.55%, 03/15/28 (Call 12/15/27)	110	121,246
3.60%, 06/01/26 (Call 03/01/26)	293	324,363
3.65%, 03/15/25 (Call 12/15/24)	90	98,575
4.63%, 04/13/30 (Call 01/13/30)	144	168,896
E*TRADE Financial Corp.
2.95%, 08/24/22 (Call 07/24/22)	184	189,461
3.80%, 08/24/27 (Call 05/24/27)	46	51,191
4.50%, 06/20/28 (Call 03/20/28)	210	241,137
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	40	40,148
1.90%, 03/11/25 (Call 02/11/25)	161	167,046
2.60%, 05/10/31 (Call 02/10/31)	145	144,855
2.70%, 03/11/30 (Call 12/11/29)	60	61,391
2.75%, 01/30/23 (Call 12/30/22)	468	485,854
3.45%, 08/01/24 (Call 05/01/24)	187	201,870
3.60%, 06/05/27 (Call 03/05/27)	146	162,186
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)(c)	190	189,791
3.25%, 02/15/30 (Call 11/15/29)	395	405,989
3.80%, 02/15/28 (Call 11/15/27)	55	59,289
5.00%, 02/15/26 (Call 11/15/25)	210	239,557
JD.com Inc., 3.38%, 01/14/30 (Call 10/14/29)	290	304,416
TD Ameritrade Holding Corp.
2.75%, 10/01/29 (Call 07/01/29)	6	6,373
3.30%, 04/01/27 (Call 01/01/27)	226	249,009
3.75%, 04/01/24 (Call 03/01/24)	200	217,916
VeriSign Inc., 2.70%, 06/15/31 (Call 03/15/31)	255	255,426
		15,348,165
Iron & Steel — 0.1%
Nucor Corp.
3.95%, 05/01/28 (Call 02/01/28)	157	177,859
4.00%, 08/01/23 (Call 05/01/23)	260	277,808
Reliance Steel & Aluminum Co., 4.50%, 04/15/23
(Call 01/15/23)	170	180,635
Steel Dynamics Inc.
2.40%, 06/15/25 (Call 05/15/25)	164	172,080
3.45%, 04/15/30 (Call 01/15/30)	107	115,729
Vale Overseas Ltd., 6.25%, 08/10/26	503	608,469
		1,532,580
	Par
Security	(000)	Value

Leisure Time — 0.0%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	$55	$59,094

Lodging — 0.2%
Choice Hotels International Inc., 3.70%, 12/01/29
(Call 09/01/29)	70	75,042
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	158	165,391
4.38%, 09/15/28 (Call 06/15/28)	195	212,923
4.85%, 03/15/26 (Call 12/15/25)	90	101,258
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	41	42,793
3.20%, 08/08/24 (Call 07/08/24)	430	452,300
3.50%, 08/18/26 (Call 06/18/26)	191	202,422
3.90%, 08/08/29 (Call 05/08/29)	215	225,752
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)	75	80,800
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	382	443,410
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	365	412,731
Series R, 3.13%, 06/15/26 (Call 03/15/26)	240	255,024
Sands China Ltd.
3.80%, 01/08/26 (Call 12/08/25)	400	428,996
4.60%, 08/08/23 (Call 07/08/23)	200	213,002
5.13%, 08/08/25 (Call 06/08/25)	200	223,940
5.40%, 08/08/28 (Call 05/08/28)	300	343,140
		3,878,924
Machinery — 0.4%
Caterpillar Financial Services Corp.
2.15%, 11/08/24	220	231,895
3.30%, 06/09/24	236	255,937
3.45%, 05/15/23	290	307,870
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	420	414,107
2.60%, 09/19/29 (Call 06/19/29)	254	268,374
2.60%, 04/09/30 (Call 01/09/30)	315	331,415
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	90	89,868
4.20%, 01/15/24	46	50,089
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	112	124,919
4.50%, 08/15/23	154	166,870
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)	85	90,532
3.15%, 11/15/25 (Call 08/15/25)	130	140,417
Flowserve Corp., 4.00%, 11/15/23 (Call 08/15/23)	40	42,610
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	50	50,320
John Deere Capital Corp.
0.70%, 07/05/23	125	126,201
0.70%, 01/15/26	350	347,287
1.45%, 01/15/31	310	294,333
1.50%, 03/06/28	500	496,405
1.95%, 06/13/22	111	113,006
2.05%, 01/09/25	290	304,146
2.25%, 09/14/26	140	148,386
2.45%, 01/09/30	160	166,181
2.65%, 06/24/24	155	165,338
2.80%, 03/06/23	575	601,369
2.80%, 09/08/27	145	157,377
3.05%, 01/06/28	110	119,667
3.35%, 06/12/24	175	190,050
3.45%, 06/07/23	320	340,330

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Machinery (continued)
3.45%, 03/13/25	$240	$264,007
3.45%, 03/07/29	150	167,118
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	110	119,004
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	60	63,060
4.60%, 05/15/28 (Call 02/15/28)	65	74,456
Otis Worldwide Corp.
2.29%, 04/05/27 (Call 02/05/27)	30	31,236
2.57%, 02/15/30 (Call 11/15/29)	474	484,717
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	160	170,754
3.50%, 03/01/29 (Call 12/01/28)	145	161,839
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	155	167,009
4.40%, 03/15/24 (Call 02/15/24)	325	354,191
4.95%, 09/15/28 (Call 06/15/28)	283	326,525
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	110	111,117
3.25%, 11/01/26 (Call 08/01/26)	115	126,241
		8,756,573
Manufacturing — 0.3%
3M Co.
1.75%, 02/14/23 (Call 01/14/23)	79	80,966
2.00%, 06/26/22	158	161,072
2.00%, 02/14/25 (Call 01/14/25)	118	123,632
2.25%, 03/15/23 (Call 02/15/23)	263	272,060
2.25%, 09/19/26 (Call 06/19/26)	223	236,534
2.38%, 08/26/29 (Call 05/26/29)	238	246,868
2.88%, 10/15/27 (Call 07/15/27)	66	71,831
3.00%, 08/07/25	150	163,659
3.05%, 04/15/30 (Call 01/15/30)(a)	257	279,829
3.25%, 02/14/24 (Call 01/14/24)	260	279,185
3.38%, 03/01/29 (Call 12/01/28)	116	128,830
3.63%, 09/14/28 (Call 06/14/28)	213	240,045
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	175	179,714
3.75%, 11/15/22 (Call 08/15/22)	128	132,909
3.75%, 12/01/27 (Call 09/01/27)	95	105,882
Eaton Corp.
2.75%, 11/02/22	480	496,776
3.10%, 09/15/27 (Call 06/15/27)	135	147,199
General Electric Co.
2.70%, 10/09/22	314	323,888
3.38%, 03/11/24	230	247,627
3.45%, 05/15/24 (Call 02/13/24)	370	399,596
3.63%, 05/01/30 (Call 02/01/30)	408	448,710
5.55%, 01/05/26	35	41,697
Illinois Tool Works Inc., 2.65%, 11/15/26 (Call 08/15/26)	480	517,834
Parker-Hannifin Corp.
2.70%, 06/14/24 (Call 05/14/24)	100	106,053
3.25%, 03/01/27 (Call 12/01/26)	232	253,427
3.25%, 06/14/29 (Call 03/14/29)	119	128,817
3.30%, 11/21/24 (Call 08/21/24)	195	210,645
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	100	117,290
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)	400	396,012
3.65%, 03/15/27 (Call 12/15/26)	100	110,584
3.90%, 09/17/29 (Call 06/17/29)	98	108,763
4.00%, 03/15/26 (Call 12/15/25)	83	92,255
4.30%, 03/01/24 (Call 12/01/23)	60	65,327
	Par
Security	(000)	Value

Manufacturing (continued)
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	$65	$72,558
4.25%, 06/15/23	380	409,230
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	110	120,862
3.80%, 03/21/29 (Call 12/21/28)	333	372,144
		7,890,310
Media — 0.8%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30%, 02/01/32 (Call 11/01/31)	350	329,256
3.75%, 02/15/28 (Call 11/15/27)	79	85,972
4.20%, 03/15/28 (Call 12/15/27)	220	245,430
4.46%, 07/23/22 (Call 05/23/22)	811	842,337
4.50%, 02/01/24 (Call 01/01/24)	544	594,532
4.91%, 07/23/25 (Call 04/23/25)	406	461,760
5.05%, 03/30/29 (Call 12/30/28)	356	414,993
Comcast Cable Communications Holdings Inc., 9.46%,
11/15/22	225	254,975
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	875	815,299
1.95%, 01/15/31 (Call 10/15/30)	305	295,524
2.35%, 01/15/27 (Call 10/15/26)	591	620,727
2.65%, 02/01/30 (Call 11/01/29)	35	36,277
3.00%, 02/01/24 (Call 06/24/21)	430	458,401
3.10%, 04/01/25 (Call 03/01/25)	370	401,187
3.15%, 03/01/26 (Call 12/01/25)	501	546,867
3.15%, 02/15/28 (Call 11/15/27)	77	83,946
3.30%, 02/01/27 (Call 11/01/26)	15	16,506
3.38%, 02/15/25 (Call 11/15/24)	290	316,726
3.38%, 08/15/25 (Call 05/15/25)	262	287,356
3.40%, 04/01/30 (Call 01/01/30)	293	319,648
3.55%, 05/01/28 (Call 02/01/28)	375	416,918
3.60%, 03/01/24	365	396,580
3.70%, 04/15/24 (Call 03/15/24)	344	374,740
3.95%, 10/15/25 (Call 08/15/25)	516	579,850
4.15%, 10/15/28 (Call 07/15/28)	589	679,871
4.25%, 10/15/30 (Call 07/15/30)	10	11,617
Discovery Communications LLC
2.95%, 03/20/23 (Call 02/20/23)	102	106,267
3.45%, 03/15/25 (Call 12/15/24)	155	166,730
3.63%, 05/15/30 (Call 02/15/30)	337	361,143
3.90%, 11/15/24 (Call 08/15/24)	155	169,086
3.95%, 03/20/28 (Call 12/20/27)	232	254,574
4.13%, 05/15/29 (Call 02/15/29)	190	209,545
4.90%, 03/11/26 (Call 12/11/25)	95	108,665
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	65	69,680
4.03%, 01/25/24 (Call 12/25/23)	298	323,807
4.71%, 01/25/29 (Call 10/25/28)	500	581,085
Grupo Televisa SAB, 6.63%, 03/18/25	100	119,059
Thomson Reuters Corp.
3.35%, 05/15/26 (Call 02/15/26)	208	227,937
4.30%, 11/23/23 (Call 08/23/23)	90	97,358
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	290	329,646
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	288	296,470
2.35%, 12/01/22	282	290,860
2.95%, 06/15/27	195	213,389
3.00%, 02/13/26	146	158,718

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
3.15%, 09/17/25	$119	$129,824
ViacomCBS Inc.
2.90%, 01/15/27 (Call 10/15/26)	188	199,032
3.38%, 02/15/28 (Call 11/15/27)	110	118,634
3.50%, 01/15/25 (Call 10/15/24)	244	263,764
3.70%, 08/15/24 (Call 05/15/24)	215	233,434
3.70%, 06/01/28 (Call 03/01/28)	45	49,381
3.88%, 04/01/24 (Call 01/01/24)	156	168,556
4.00%, 01/15/26 (Call 10/15/25)	215	239,000
4.75%, 05/15/25 (Call 04/15/25)	360	408,532
4.95%, 01/15/31 (Call 10/15/30)	35	41,463
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	353	365,754
1.75%, 01/13/26	430	442,977
2.00%, 09/01/29 (Call 06/01/29)	536	534,231
2.20%, 01/13/28	505	520,342
2.65%, 01/13/31	110	113,807
3.00%, 09/15/22	310	321,002
3.35%, 03/24/25	315	343,722
3.38%, 11/15/26 (Call 08/15/26)	115	127,198
3.70%, 09/15/24 (Call 06/15/24)	56	61,241
3.70%, 10/15/25 (Call 07/15/25)	172	190,626
3.80%, 03/22/30	280	315,106
		19,158,940
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	485	528,475
Timken Co. (The)
3.88%, 09/01/24 (Call 06/01/24)	160	172,264
4.50%, 12/15/28 (Call 09/15/28)	100	110,374
		811,113
Mining — 0.1%
BHP Billiton Finance USA Ltd., 3.85%, 09/30/23	40	43,220
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	244	280,620
5.95%, 03/15/24 (Call 12/15/23)	185	208,060
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	254	251,206
2.80%, 10/01/29 (Call 07/01/29)	71	74,003
3.70%, 03/15/23 (Call 12/15/22)	30	31,447
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	765	850,175
7.13%, 07/15/28	90	121,536
Southern Copper Corp., 3.88%, 04/23/25	135	147,597
		2,007,864
Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	290	338,242

Oil & Gas — 1.5%
BP Capital Markets America Inc.
1.75%, 08/10/30 (Call 05/10/30)	300	288,654
2.52%, 09/19/22 (Call 08/19/22)	180	185,054
2.75%, 05/10/23	339	354,994
2.94%, 04/06/23	85	89,015
3.02%, 01/16/27 (Call 10/16/26)	280	302,621
3.12%, 05/04/26 (Call 02/04/26)	225	245,387
3.19%, 04/06/25 (Call 03/06/25)	325	352,186
3.22%, 11/28/23 (Call 09/28/23)	350	372,799
3.22%, 04/14/24 (Call 02/14/24)	363	389,514
3.41%, 02/11/26 (Call 12/11/25)	43	47,401
	Par
Security	(000)	Value

Oil & Gas (continued)
3.54%, 04/06/27 (Call 02/06/27)	$20	$22,193
3.59%, 04/14/27 (Call 01/14/27)	138	153,434
3.63%, 04/06/30 (Call 01/06/30)	260	288,603
3.80%, 09/21/25 (Call 07/21/25)	308	343,528
3.94%, 09/21/28 (Call 06/21/28)	310	351,869
4.23%, 11/06/28 (Call 08/06/28)	26	29,899
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	165	181,096
3.51%, 03/17/25	230	253,430
3.54%, 11/04/24	328	359,340
3.72%, 11/28/28 (Call 08/28/28)	118	131,775
3.81%, 02/10/24	209	227,695
3.99%, 09/26/23	392	424,826
Canadian Natural Resources Ltd.
2.95%, 01/15/23 (Call 12/15/22)	180	187,101
3.80%, 04/15/24 (Call 01/15/24)	236	254,266
3.85%, 06/01/27 (Call 03/01/27)	333	368,395
3.90%, 02/01/25 (Call 11/01/24)	236	256,976
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	200	204,400
3.80%, 09/15/23 (Call 06/15/23)	315	332,813
4.00%, 04/15/24 (Call 01/15/24)	214	229,900
4.40%, 04/15/29 (Call 01/15/29)	145	161,578
5.38%, 07/15/25 (Call 04/15/25)	340	388,076
Chevron Corp.
1.14%, 05/11/23	211	214,572
2.00%, 05/11/27 (Call 03/11/27)	280	291,035
2.24%, 05/11/30 (Call 02/11/30)	373	380,039
2.36%, 12/05/22 (Call 09/05/22)	142	145,791
2.57%, 05/16/23 (Call 03/16/23)	170	177,007
2.90%, 03/03/24 (Call 01/03/24)	259	275,843
2.95%, 05/16/26 (Call 02/16/26)	555	603,457
3.33%, 11/17/25 (Call 08/17/25)	229	252,518
Chevron USA Inc.
1.02%, 08/12/27 (Call 06/12/27)	360	352,228
3.25%, 10/15/29 (Call 07/15/29)	135	148,293
3.85%, 01/15/28 (Call 10/15/27)	142	161,879
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	205	225,849
4.38%, 06/01/24 (Call 03/01/24)	208	227,704
4.38%, 03/15/29 (Call 12/15/28)	84	94,578
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29 (Call 06/30/29)	250	254,488
3.00%, 05/09/23	500	518,390
CNOOC Finance 2014 ULC, 4.25%, 04/30/24	560	607,359
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	200	222,436
ConocoPhillips
2.40%, 02/15/31 (Call 11/15/30)(c)	115	115,635
3.75%, 10/01/27 (Call 07/01/27)(c)	285	320,129
4.30%, 08/15/28 (Call 05/15/28)(c)	87	99,980
ConocoPhillips Co.
3.35%, 11/15/24 (Call 08/15/24)	10	10,857
4.95%, 03/15/26 (Call 12/15/25)	550	641,949
6.95%, 04/15/29	312	420,205
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)	168	198,764
Diamondback Energy Inc.
2.88%, 12/01/24 (Call 11/01/24)	183	194,547
3.25%, 12/01/26 (Call 10/01/26)	421	453,413
3.50%, 12/01/29 (Call 09/01/29)	257	272,872
4.75%, 05/31/25 (Call 04/30/25)	155	175,355

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
Ecopetrol SA
4.13%, 01/16/25	$227	$238,464
5.38%, 06/26/26 (Call 03/26/26)	275	302,148
5.88%, 09/18/23	405	438,117
6.88%, 04/29/30 (Call 01/29/30)	300	356,112
Eni USA Inc., 7.30%, 11/15/27	94	123,057
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	77	79,757
4.15%, 01/15/26 (Call 10/15/25)	400	452,192
4.38%, 04/15/30 (Call 01/15/30)	211	246,421
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	363	370,100
2.45%, 01/17/23	119	123,245
2.65%, 01/15/24	247	260,980
3.00%, 04/06/27 (Call 02/06/27)	98	106,545
3.13%, 04/06/30 (Call 01/06/30)	500	538,775
3.25%, 11/10/24	330	358,786
3.63%, 09/10/28 (Call 06/10/28)	140	155,933
Exxon Mobil Corp.
1.57%, 04/15/23	608	622,872
2.28%, 08/16/26 (Call 06/16/26)	300	317,901
2.44%, 08/16/29 (Call 05/16/29)	168	174,009
2.61%, 10/15/30 (Call 07/15/30)	20	20,752
2.71%, 03/06/25 (Call 12/06/24)	400	427,624
2.73%, 03/01/23 (Call 01/01/23)	252	261,969
2.99%, 03/19/25 (Call 02/19/25)	515	555,942
3.04%, 03/01/26 (Call 12/01/25)	475	517,926
3.18%, 03/15/24 (Call 12/15/23)	221	236,742
3.29%, 03/19/27 (Call 01/19/27)	262	291,475
3.48%, 03/19/30 (Call 12/19/29)	701	775,614
Helmerich & Payne Inc., 4.65%, 03/15/25 (Call 12/15/24)	30	33,122
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	225	239,672
4.30%, 04/01/27 (Call 01/01/27)	262	291,674
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	310	358,143
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	242	264,024
4.40%, 07/15/27 (Call 04/15/27)	352	396,028
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	227	245,596
3.80%, 04/01/28 (Call 01/01/28)	100	110,348
4.50%, 05/01/23 (Call 04/01/23)	237	253,694
4.70%, 05/01/25 (Call 04/01/25)	156	176,884
4.75%, 12/15/23 (Call 10/15/23)	273	299,227
5.13%, 12/15/26 (Call 09/15/26)	142	168,442
Phillips 66, 3.90%, 03/15/28 (Call 12/15/27)	195	216,776
Pioneer Natural Resources Co.
1.90%, 08/15/30 (Call 05/15/30)	215	203,108
4.45%, 01/15/26 (Call 10/15/25)	210	237,947
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)	320	334,762
2.25%, 01/06/23	240	247,764
2.38%, 08/21/22	187	191,948
2.38%, 11/07/29 (Call 08/07/29)	346	355,536
2.50%, 09/12/26	247	264,947
2.75%, 04/06/30 (Call 01/06/30)	280	294,960
2.88%, 05/10/26	445	483,626
3.25%, 05/11/25	553	604,219
3.40%, 08/12/23	255	272,309
3.50%, 11/13/23 (Call 10/13/23)	422	453,042
	Par
Security	(000)	Value

Oil & Gas (continued)
3.88%, 11/13/28 (Call 08/13/28)	$222	$252,734
Suncor Energy Inc., 3.60%, 12/01/24 (Call 09/01/24)	236	256,608
Total Capital Canada Ltd., 2.75%, 07/15/23	231	243,118
Total Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	112	118,388
2.70%, 01/25/23	378	393,222
2.83%, 01/10/30 (Call 10/10/29)	220	233,110
3.46%, 02/19/29 (Call 11/19/28)	240	264,754
3.70%, 01/15/24	405	438,980
3.75%, 04/10/24	389	425,453
Total Capital SA, 3.88%, 10/11/28	97	110,058
Valero Energy Corp.
1.20%, 03/15/24	35	35,429
2.70%, 04/15/23	96	99,962
2.85%, 04/15/25 (Call 03/15/25)	46	48,854
3.40%, 09/15/26 (Call 06/15/26)	713	769,306
3.65%, 03/15/25	195	212,277
4.00%, 04/01/29 (Call 01/01/29)	375	411,323
WPX Energy Inc., 4.50%, 01/15/30 (Call 01/15/25)	55	59,435
		35,560,257
Oil & Gas Services — 0.1%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	22	22,808
3.14%, 11/07/29 (Call 08/07/29)	50	53,104
3.34%, 12/15/27 (Call 09/15/27)	459	503,059
Halliburton Co.
3.50%, 08/01/23 (Call 05/01/23)	416	440,428
3.80%, 11/15/25 (Call 08/15/25)	314	348,154
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	152	158,392
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25
(Call 08/17/25)	45	45,873
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	140	144,406
3.65%, 12/01/23 (Call 09/01/23)	470	503,793
		2,220,017
Packaging & Containers — 0.1%
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)	237	240,366
2.69%, 05/25/31 (Call 02/25/31)	75	75,513
Berry Global Inc., 1.57%, 01/15/26 (Call 12/15/25)(c)	102	102,179
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	125	131,796
3.65%, 09/15/24 (Call 06/15/24)	61	66,281
4.50%, 11/01/23 (Call 08/01/23)	265	287,424
WestRock MWV LLC, 8.20%, 01/15/30	29	40,704
WestRock RKT LLC, 4.00%, 03/01/23 (Call 12/01/22)	75	78,825
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	165	175,788
3.38%, 09/15/27 (Call 06/15/27)	105	114,982
3.75%, 03/15/25 (Call 01/15/25)	148	162,696
3.90%, 06/01/28 (Call 03/01/28)	175	196,411
4.65%, 03/15/26 (Call 01/15/26)	202	232,011
4.90%, 03/15/29 (Call 12/15/28)	340	404,311
		2,309,287
Pharmaceuticals — 2.0%
AbbVie Inc.
2.30%, 11/21/22	744	765,702
2.60%, 11/21/24 (Call 10/21/24)	642	680,340
2.85%, 05/14/23 (Call 03/14/23)	386	403,088

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
2.90%, 11/06/22	$718	$743,956
2.95%, 11/21/26 (Call 09/21/26)	755	811,202
3.20%, 05/14/26 (Call 02/14/26)	395	429,112
3.20%, 11/21/29 (Call 08/21/29)	876	941,805
3.25%, 10/01/22 (Call 07/01/22)	425	438,315
3.60%, 05/14/25 (Call 02/14/25)	855	935,558
3.75%, 11/14/23 (Call 10/14/23)	65	70,051
3.80%, 03/15/25 (Call 12/15/24)	595	653,584
3.85%, 06/15/24 (Call 03/15/24)	275	299,332
4.25%, 11/14/28 (Call 08/14/28)	313	361,678
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	305	310,798
3.25%, 03/01/25 (Call 12/01/24)	122	131,649
3.40%, 05/15/24 (Call 02/15/24)	176	189,290
3.45%, 12/15/27 (Call 09/15/27)	205	225,453
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	1,000	1,002,110
1.75%, 05/28/28 (Call 03/28/28)	620	620,527
2.25%, 05/28/31 (Call 02/28/31)	110	110,326
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)	570	558,617
1.38%, 08/06/30 (Call 05/06/30)	477	447,292
3.13%, 06/12/27 (Call 03/12/27)	75	82,012
3.38%, 11/16/25	322	354,245
3.50%, 08/17/23 (Call 07/17/23)	223	237,794
4.00%, 01/17/29 (Call 10/17/28)	133	151,881
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	405	389,355
2.82%, 05/20/30 (Call 02/20/30)	163	169,007
2.89%, 06/06/22 (Call 05/06/22)	311	318,489
3.36%, 06/06/24 (Call 04/06/24)	421	453,135
3.70%, 06/06/27 (Call 03/06/27)	259	288,959
3.73%, 12/15/24 (Call 09/15/24)	228	249,475
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (Call 08/13/30)	15	14,262
2.00%, 08/01/22	230	234,768
2.90%, 07/26/24 (Call 06/26/24)	476	510,315
3.20%, 06/15/26 (Call 04/15/26)	425	467,912
3.25%, 08/15/22	282	292,217
3.25%, 02/20/23 (Call 01/20/23)	29	30,412
3.25%, 11/01/23	200	214,226
3.25%, 02/27/27	221	245,288
3.40%, 07/26/29 (Call 04/26/29)	870	965,265
3.45%, 11/15/27 (Call 08/15/27)	191	213,767
3.55%, 08/15/22	270	280,851
3.88%, 08/15/25 (Call 05/15/25)	170	190,691
3.90%, 02/20/28 (Call 11/20/27)	310	352,926
Cardinal Health Inc.
2.62%, 06/15/22 (Call 05/15/22)	180	183,755
3.08%, 06/15/24 (Call 04/15/24)	365	389,207
3.41%, 06/15/27 (Call 03/15/27)	315	344,979
3.50%, 11/15/24 (Call 08/15/24)	200	217,068
3.75%, 09/15/25 (Call 06/15/25)	40	44,236
Cigna Corp.
2.38%, 03/15/31 (Call 12/15/30)	135	134,942
2.40%, 03/15/30 (Call 12/15/29)	544	549,652
3.00%, 07/15/23 (Call 05/16/23)	196	205,871
3.05%, 11/30/22 (Call 10/31/22)	185	192,082
3.05%, 10/15/27 (Call 07/15/27)	260	280,951
3.25%, 04/15/25 (Call 01/15/25)	190	205,857
	Par
Security	(000)	Value

Pharmaceuticals (continued)
3.40%, 03/01/27 (Call 12/01/26)	$165	$181,441
3.50%, 06/15/24 (Call 03/17/24)	200	216,030
3.75%, 07/15/23 (Call 06/15/23)	108	115,329
4.13%, 11/15/25 (Call 09/15/25)	324	365,303
4.38%, 10/15/28 (Call 07/15/28)	595	687,219
4.50%, 02/25/26 (Call 11/27/25)	276	315,899
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	525	512,946
1.75%, 08/21/30 (Call 05/21/30)	495	471,517
1.88%, 02/28/31 (Call 11/28/30)	400	382,136
2.75%, 12/01/22 (Call 09/01/22)	413	425,758
2.88%, 06/01/26 (Call 03/01/26)	425	456,399
3.25%, 08/15/29 (Call 05/15/29)	417	449,026
3.38%, 08/12/24 (Call 05/12/24)	225	243,292
3.75%, 04/01/30 (Call 01/01/30)	293	324,761
4.10%, 03/25/25 (Call 01/25/25)	65	72,507
4.30%, 03/25/28 (Call 12/25/27)	1,142	1,309,486
Eli Lilly & Co.
3.10%, 05/15/27 (Call 02/15/27)	115	126,115
3.38%, 03/15/29 (Call 12/15/28)	390	433,001
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	572	598,083
3.38%, 05/15/23	476	504,569
3.63%, 05/15/25	118	130,788
3.88%, 05/15/28	390	443,641
GlaxoSmithKline Capital PLC
2.88%, 06/01/22 (Call 05/01/22)	259	265,454
3.00%, 06/01/24 (Call 05/01/24)	274	294,117
3.38%, 06/01/29 (Call 03/01/29)	55	60,555
Johnson & Johnson
2.05%, 03/01/23 (Call 01/01/23)	225	231,646
2.45%, 03/01/26 (Call 12/01/25)	752	805,362
2.63%, 01/15/25 (Call 11/15/24)	75	80,318
2.90%, 01/15/28 (Call 10/15/27)	185	202,440
2.95%, 03/03/27 (Call 12/03/26)	250	274,492
3.38%, 12/05/23	304	328,752
McKesson Corp.
2.70%, 12/15/22 (Call 09/15/22)	245	252,286
2.85%, 03/15/23 (Call 12/15/22)	160	165,774
3.80%, 03/15/24 (Call 12/15/23)	395	428,038
3.95%, 02/16/28 (Call 11/16/27)	90	101,604
4.75%, 05/30/29 (Call 02/28/29)	54	63,932
Mead Johnson Nutrition Co., 4.13%, 11/15/25
(Call 08/15/25)	270	305,008
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	15	14,928
2.40%, 09/15/22 (Call 06/15/22)	30	30,680
2.75%, 02/10/25 (Call 11/10/24)	695	744,567
2.80%, 05/18/23	588	617,106
2.90%, 03/07/24 (Call 02/07/24)	162	172,977
3.40%, 03/07/29 (Call 12/07/28)	400	445,132
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	82	88,232
4.55%, 04/15/28 (Call 01/15/28)	135	154,275
Novartis Capital Corp.
2.00%, 02/14/27 (Call 12/14/26)	376	391,457
2.40%, 09/21/22	375	385,961
3.00%, 11/20/25 (Call 08/20/25)	9	9,795
3.10%, 05/17/27 (Call 02/17/27)	318	349,142
3.40%, 05/06/24	571	621,682

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
Perrigo Finance Unlimited Co., 4.38%, 03/15/26
(Call 12/15/25)	$250	$276,520
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	320	321,930
1.70%, 05/28/30 (Call 02/28/30)	227	222,455
2.63%, 04/01/30 (Call 01/01/30)	56	59,027
2.75%, 06/03/26	195	211,577
2.95%, 03/15/24 (Call 02/15/24)	90	96,385
3.00%, 06/15/23	315	332,505
3.00%, 12/15/26	348	382,685
3.20%, 09/15/23 (Call 08/15/23)	141	150,039
3.40%, 05/15/24	385	420,020
3.45%, 03/15/29 (Call 12/15/28)	202	225,062
3.60%, 09/15/28 (Call 06/15/28)	555	623,903
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	280	296,996
3.63%, 06/19/28 (Call 03/19/28)	245	277,137
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	438	460,176
3.20%, 09/23/26 (Call 06/23/26)	690	754,591
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30 (Call 12/31/29)	335	326,983
4.40%, 11/26/23 (Call 10/26/23)	290	316,390
5.00%, 11/26/28 (Call 08/26/28)	300	358,650
Utah Acquisition Sub Inc., 3.95%, 06/15/26 (Call 03/15/26)	514	568,690
Viatris Inc.
1.13%, 06/22/22(c)	400	402,892
1.65%, 06/22/25 (Call 05/22/25)(c)	320	324,602
2.30%, 06/22/27 (Call 04/22/27)(c)	30	30,634
2.70%, 06/22/30 (Call 03/22/30)(c)	230	229,915
Wyeth LLC, 6.45%, 02/01/24	15	17,385
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	25	24,480
3.00%, 09/12/27 (Call 06/12/27)	160	172,576
3.25%, 02/01/23 (Call 11/01/22)	321	334,161
3.90%, 08/20/28 (Call 05/20/28)	223	251,754
4.50%, 11/13/25 (Call 08/13/25)	116	132,159
		45,838,874
Pipelines — 1.1%
Boardwalk Pipelines LP
3.38%, 02/01/23 (Call 11/01/22)	165	171,237
4.45%, 07/15/27 (Call 04/15/27)	15	17,061
4.80%, 05/03/29 (Call 02/03/29)	115	131,300
4.95%, 12/15/24 (Call 09/15/24)	130	146,188
5.95%, 06/01/26 (Call 03/01/26)	65	77,339
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	405	436,618
5.13%, 06/30/27 (Call 01/01/27)	299	347,169
5.88%, 03/31/25 (Call 10/02/24)	374	430,040
Columbia Pipeline Group Inc., 4.50%, 06/01/25
(Call 03/01/25)	227	256,204
Enable Midstream Partners LP
3.90%, 05/15/24 (Call 02/15/24)	165	176,608
4.15%, 09/15/29 (Call 06/15/29)	135	145,477
4.40%, 03/15/27 (Call 12/15/26)	102	112,788
4.95%, 05/15/28 (Call 02/15/28)	151	171,246
Enbridge Energy Partners LP, 5.88%, 10/15/25
(Call 07/15/25)	130	154,394
Enbridge Inc.
3.50%, 06/10/24 (Call 03/10/24)	225	241,477
	Par
Security	(000)	Value

Pipelines (continued)
3.70%, 07/15/27 (Call 04/15/27)	$230	$253,752
4.25%, 12/01/26 (Call 09/01/26)	251	283,592
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	215	226,685
3.45%, 01/15/23 (Call 10/15/22)	110	113,973
3.60%, 02/01/23 (Call 11/01/22)	257	267,062
4.05%, 03/15/25 (Call 12/15/24)	291	316,538
4.20%, 04/15/27 (Call 01/15/27)	277	305,573
4.25%, 03/15/23 (Call 12/15/22)	215	226,490
4.25%, 04/01/24 (Call 01/01/24)	77	83,418
4.50%, 04/15/24 (Call 03/15/24)	287	314,647
4.75%, 01/15/26 (Call 10/15/25)	340	382,194
4.90%, 02/01/24 (Call 11/01/23)	120	131,138
4.95%, 06/15/28 (Call 03/15/28)	334	383,806
5.25%, 04/15/29 (Call 01/15/29)	421	491,134
5.50%, 06/01/27 (Call 03/01/27)	243	284,529
5.95%, 12/01/25 (Call 09/01/25)	24	28,274
Series 5Y, 4.20%, 09/15/23 (Call 08/15/23)	102	109,378
Energy Transfer Partners LP/Regency Energy Finance
Corp., 5.00%, 10/01/22 (Call 07/01/22)	235	245,876
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	415	432,559
3.13%, 07/31/29 (Call 04/30/29)	235	250,682
3.35%, 03/15/23 (Call 12/15/22)	399	416,923
3.70%, 02/15/26 (Call 11/15/25)	110	122,389
3.75%, 02/15/25 (Call 11/15/24)	344	376,979
3.90%, 02/15/24 (Call 11/15/23)	360	389,826
3.95%, 02/15/27 (Call 11/15/26)	190	213,562
4.15%, 10/16/28 (Call 07/16/28)	100	113,797
5.38%, 02/15/78 (Call 02/15/28)(b)	200	202,634
Series E, 5.25%, 08/16/77 (Call 08/16/27)(b)	100	102,578
Kinder Morgan Energy Partners LP
3.45%, 02/15/23 (Call 11/15/22)	213	222,244
3.50%, 09/01/23 (Call 06/01/23)	184	195,055
4.25%, 09/01/24 (Call 06/01/24)	100	110,402
4.30%, 05/01/24 (Call 02/01/24)	155	169,885
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)	207	196,329
3.15%, 01/15/23 (Call 12/15/22)	253	263,684
4.30%, 03/01/28 (Call 12/01/27)	355	402,201
Magellan Midstream Partners LP, 5.00%, 03/01/26
(Call 12/01/25)	60	69,401
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	326	330,613
2.65%, 08/15/30 (Call 05/15/30)	295	293,838
3.38%, 03/15/23 (Call 02/15/23)	128	134,211
3.50%, 12/01/22 (Call 11/01/22)	295	307,242
4.00%, 02/15/25 (Call 11/15/24)	60	65,786
4.00%, 03/15/28 (Call 12/15/27)	250	277,587
4.13%, 03/01/27 (Call 12/01/26)	350	392,532
4.50%, 07/15/23 (Call 04/15/23)	105	112,633
4.88%, 12/01/24 (Call 09/01/24)	259	292,173
4.88%, 06/01/25 (Call 03/01/25)	455	514,195
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	5	5,153
2.75%, 09/01/24 (Call 08/01/24)	95	100,451
3.10%, 03/15/30 (Call 12/15/29)	50	51,461
3.40%, 09/01/29 (Call 06/01/29)	156	164,337
4.00%, 07/13/27 (Call 04/13/27)	116	128,328
4.35%, 03/15/29 (Call 12/15/28)	165	184,633

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
4.55%, 07/15/28 (Call 04/15/28)	$160	$180,851
5.85%, 01/15/26 (Call 12/15/25)	410	487,215
6.35%, 01/15/31 (Call 10/15/30)	30	38,126
7.50%, 09/01/23 (Call 06/01/23)	110	124,734
ONEOK Partners LP
3.38%, 10/01/22 (Call 07/01/22)	288	296,911
4.90%, 03/15/25 (Call 12/15/24)	122	136,957
5.00%, 09/15/23 (Call 06/15/23)	100	108,533
Phillips 66 Partners LP
2.45%, 12/15/24 (Call 11/15/24)	138	144,322
3.15%, 12/15/29 (Call 09/15/29)	25	25,963
3.55%, 10/01/26 (Call 07/01/26)	90	98,472
3.61%, 02/15/25 (Call 11/15/24)	10	10,798
3.75%, 03/01/28 (Call 12/01/27)	160	174,014
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	440	473,176
3.80%, 09/15/30 (Call 06/15/30)	50	52,589
3.85%, 10/15/23 (Call 07/15/23)	195	206,684
4.50%, 12/15/26 (Call 09/15/26)	261	292,482
4.65%, 10/15/25 (Call 07/15/25)	387	432,697
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	94	105,046
4.50%, 05/15/30 (Call 11/15/29)	252	286,189
5.00%, 03/15/27 (Call 09/15/26)	329	381,012
5.63%, 04/15/23 (Call 01/15/23)	275	296,926
5.63%, 03/01/25 (Call 12/01/24)	460	528,706
5.75%, 05/15/24 (Call 02/15/24)	500	564,640
5.88%, 06/30/26 (Call 12/31/25)	285	338,435
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	151	164,077
3.50%, 03/15/25 (Call 12/15/24)	155	167,961
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	110	121,547
4.38%, 03/13/25 (Call 12/13/24)	80	88,631
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	110	141,325
TransCanada PipeLines Ltd.
2.50%, 08/01/22	360	369,306
3.75%, 10/16/23 (Call 07/16/23)	256	273,546
4.10%, 04/15/30 (Call 01/15/30)	220	250,098
4.25%, 05/15/28 (Call 02/15/28)	260	296,699
4.88%, 01/15/26 (Call 10/15/25)	105	121,487
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)	255	286,747
7.85%, 02/01/26 (Call 11/01/25)	195	248,953
Valero Energy Partners LP, 4.38%, 12/15/26
(Call 09/15/26)	30	34,119
Williams Companies Inc. (The)
3.35%, 08/15/22 (Call 05/15/22)	265	272,441
3.50%, 11/15/30 (Call 08/15/30)	55	59,213
3.70%, 01/15/23 (Call 10/15/22)	30	31,316
3.75%, 06/15/27 (Call 03/15/27)	624	692,815
3.90%, 01/15/25 (Call 10/15/24)	388	425,729
4.00%, 09/15/25 (Call 06/15/25)	80	89,037
4.30%, 03/04/24 (Call 12/04/23)	160	175,058
4.55%, 06/24/24 (Call 03/24/24)	43	47,608
		25,212,699
	Par
Security	(000)	Value

Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	$400	$397,644
4.88%, 03/01/26 (Call 12/01/25)	45	52,206
		449,850
Real Estate Investment Trusts — 1.8%
Agree LP, 2.90%, 10/01/30 (Call 07/01/30)	86	88,785
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)	70	72,448
3.45%, 04/30/25 (Call 02/28/25)	235	257,168
3.80%, 04/15/26 (Call 02/15/26)	179	199,959
3.95%, 01/15/27 (Call 10/15/26)	100	112,194
3.95%, 01/15/28 (Call 10/15/27)	100	112,406
4.90%, 12/15/30 (Call 09/15/30)	60	72,353
American Campus Communities Operating Partnership LP
2.85%, 02/01/30 (Call 11/01/29)	190	193,378
3.30%, 07/15/26 (Call 05/15/26)	200	216,204
3.63%, 11/15/27 (Call 08/15/27)	25	27,442
3.75%, 04/15/23 (Call 01/15/23)	10	10,516
American Homes 4 Rent LP, 4.25%, 02/15/28
(Call 11/15/27)	170	189,509
American Tower Corp.
0.60%, 01/15/24	350	349,989
1.50%, 01/31/28 (Call 11/30/27)	300	290,493
1.88%, 10/15/30 (Call 07/15/30)	470	447,196
2.10%, 06/15/30 (Call 03/15/30)	35	33,820
2.40%, 03/15/25 (Call 02/15/25)	175	183,214
2.75%, 01/15/27 (Call 11/15/26)	390	411,052
2.95%, 01/15/25 (Call 12/15/24)	172	183,232
3.13%, 01/15/27 (Call 10/15/26)	178	190,925
3.38%, 05/15/24 (Call 04/15/24)	207	222,500
3.38%, 10/15/26 (Call 07/15/26)	211	230,252
3.50%, 01/31/23	384	403,369
3.55%, 07/15/27 (Call 04/15/27)	205	224,534
3.60%, 01/15/28 (Call 10/15/27)	65	71,066
3.80%, 08/15/29 (Call 05/15/29)	174	191,750
3.95%, 03/15/29 (Call 12/15/28)	124	137,753
4.00%, 06/01/25 (Call 03/01/25)	170	187,984
4.40%, 02/15/26 (Call 11/15/25)	186	210,450
5.00%, 02/15/24	150	167,292
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	250	251,745
2.45%, 01/15/31 (Call 10/15/30)	420	424,255
3.35%, 05/15/27 (Call 02/15/27)	50	54,814
3.45%, 06/01/25 (Call 03/03/25)	281	307,498
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)	300	293,715
2.75%, 10/01/26 (Call 07/01/26)	295	315,980
2.90%, 03/15/30 (Call 12/15/29)	147	150,160
3.13%, 09/01/23 (Call 06/01/23)	171	179,605
3.20%, 01/15/25 (Call 10/15/24)	240	257,681
3.40%, 06/21/29 (Call 03/21/29)	190	203,313
3.65%, 02/01/26 (Call 11/03/25)	243	268,578
3.80%, 02/01/24 (Call 11/01/23)	209	224,805
3.85%, 02/01/23 (Call 11/01/22)	288	301,844
Brandywine Operating Partnership LP, 3.95%, 11/15/27
(Call 08/15/27)	110	119,690
Brixmor Operating Partnership LP
3.25%, 09/15/23 (Call 07/15/23)	265	279,490
3.65%, 06/15/24 (Call 04/15/24)	230	248,658
3.90%, 03/15/27 (Call 12/15/26)	160	176,115

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
4.13%, 06/15/26 (Call 03/15/26)	$230	$257,225
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	280	290,744
2.95%, 12/15/22 (Call 09/15/22)	55	56,879
4.10%, 10/15/28 (Call 07/15/28)	118	133,772
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%,
04/15/23	231	245,456
Columbia Property Trust Operating Partnership LP
3.65%, 08/15/26 (Call 05/15/26)	180	188,114
4.15%, 04/01/25 (Call 01/01/25)	27	28,781
Corporate Office Properties LP, 5.00%, 07/01/25
(Call 04/01/25)	110	124,280
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	423	414,806
2.10%, 04/01/31 (Call 01/01/31)	520	496,922
3.20%, 09/01/24 (Call 07/01/24)	342	366,846
3.65%, 09/01/27 (Call 06/01/27)	180	198,056
3.70%, 06/15/26 (Call 03/15/26)	263	290,297
3.80%, 02/15/28 (Call 11/15/27)	364	401,878
4.00%, 03/01/27 (Call 12/01/26)	239	267,635
4.45%, 02/15/26 (Call 11/15/25)	304	344,353
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	30	32,258
4.00%, 11/15/25 (Call 08/15/25)	135	149,625
4.38%, 12/15/23 (Call 09/15/23)	100	108,543
4.38%, 02/15/29 (Call 11/15/28)	100	113,228
CyrusOne LP/CyrusOne Finance Corp.
2.90%, 11/15/24 (Call 10/15/24)	280	296,974
3.45%, 11/15/29 (Call 08/15/29)	216	227,316
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	351	387,006
3.70%, 08/15/27 (Call 05/15/27)	186	208,536
4.45%, 07/15/28 (Call 04/15/28)	156	179,445
4.75%, 10/01/25 (Call 07/01/25)	59	67,463
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	140	132,744
1.75%, 02/01/31 (Call 11/01/30)	130	123,087
2.88%, 11/15/29 (Call 08/15/29)	115	119,637
3.38%, 12/15/27 (Call 09/15/27)	165	181,048
3.75%, 12/01/24 (Call 09/01/24)	35	38,280
4.00%, 09/15/28 (Call 06/15/28)	95	106,723
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	260	258,625
1.45%, 05/15/26 (Call 04/15/26)	295	296,876
1.55%, 03/15/28 (Call 01/15/28)	235	229,226
1.80%, 07/15/27 (Call 05/15/27)	285	285,285
2.00%, 05/15/28 (Call 03/15/28)	215	215,458
2.50%, 05/15/31 (Call 02/15/31)	245	244,895
2.90%, 11/18/26 (Call 09/18/26)	326	348,008
3.20%, 11/18/29 (Call 08/18/29)	318	336,660
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	339	363,506
3.00%, 04/15/23 (Call 01/15/23)	280	292,415
3.00%, 07/01/29 (Call 04/01/29)	178	188,867
3.25%, 08/01/27 (Call 05/01/27)	60	65,462
4.15%, 12/01/28 (Call 09/01/28)	174	197,828
Essex Portfolio LP
1.65%, 01/15/31 (Call 10/15/30)	99	91,605
2.55%, 06/15/31 (Call 03/15/31)	100	100,219
3.25%, 05/01/23 (Call 02/01/23)	130	135,988
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.38%, 04/15/26 (Call 01/15/26)	$275	$299,590
3.50%, 04/01/25 (Call 01/01/25)	125	135,732
3.63%, 05/01/27 (Call 02/01/27)	25	27,636
3.88%, 05/01/24 (Call 02/01/24)	425	460,356
4.00%, 03/01/29 (Call 12/01/28)	35	39,218
Extra Space Storage LP, 2.55%, 06/01/31 (Call 03/01/31)	300	299,517
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)	150	158,820
3.50%, 06/01/30 (Call 03/01/30)	50	53,805
3.95%, 01/15/24 (Call 10/15/23)	60	64,696
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	54	61,007
5.30%, 01/15/29 (Call 10/15/28)	100	115,331
5.38%, 11/01/23 (Call 08/01/23)	305	334,027
5.38%, 04/15/26 (Call 01/15/26)	520	594,313
5.75%, 06/01/28 (Call 03/03/28)	296	347,152
Healthcare Realty Trust Inc., 3.63%, 01/15/28
(Call 10/15/27)	65	70,786
Healthcare Trust of America Holdings LP
3.10%, 02/15/30 (Call 11/15/29)	75	78,531
3.50%, 08/01/26 (Call 05/01/26)	135	148,997
3.75%, 07/01/27 (Call 04/01/27)	150	167,593
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	205	214,639
3.40%, 02/01/25 (Call 11/01/24)	2	2,161
4.00%, 06/01/25 (Call 03/01/25)	253	280,344
Highwoods Realty LP, 4.20%, 04/15/29 (Call 01/15/29)	185	206,110
Host Hotels & Resorts LP
Series D, 3.75%, 10/15/23 (Call 07/15/23)	275	290,524
Series E, 4.00%, 06/15/25 (Call 03/15/25)	250	270,882
Hudson Pacific Properties LP
3.95%, 11/01/27 (Call 08/01/27)	10	10,895
4.65%, 04/01/29 (Call 01/01/29)	155	176,888
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)	210	225,361
4.25%, 08/15/29 (Call 05/15/29)	55	61,366
4.38%, 10/01/25 (Call 07/01/25)	65	72,342
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	50	49,791
2.80%, 10/01/26 (Call 07/01/26)	151	160,650
3.13%, 06/01/23 (Call 03/01/23)	128	134,067
3.30%, 02/01/25 (Call 12/01/24)	150	162,549
3.80%, 04/01/27 (Call 01/01/27)	50	55,535
Life Storage LP
3.88%, 12/15/27 (Call 09/15/27)	30	33,674
4.00%, 06/15/29 (Call 03/15/29)	175	193,336
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	225	246,465
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)	75	70,081
3.60%, 06/01/27 (Call 03/01/27)	300	332,874
3.75%, 06/15/24 (Call 03/15/24)	31	33,636
3.95%, 03/15/29 (Call 12/15/28)	115	128,822
4.30%, 10/15/23 (Call 07/15/23)	325	349,960
National Retail Properties Inc.
3.50%, 10/15/27 (Call 07/15/27)	155	168,240
4.30%, 10/15/28 (Call 07/15/28)	82	92,576
Office Properties Income Trust
4.25%, 05/15/24 (Call 02/15/24)	110	117,454
4.50%, 02/01/25 (Call 11/01/24)	125	135,156

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Omega Healthcare Investors Inc.
3.63%, 10/01/29 (Call 07/01/29)	$125	$131,879
4.50%, 04/01/27 (Call 01/01/27)	175	194,974
4.75%, 01/15/28 (Call 10/15/27)	199	222,759
4.95%, 04/01/24 (Call 01/01/24)	150	163,935
5.25%, 01/15/26 (Call 10/15/25)	10	11,454
Physicians Realty LP
3.95%, 01/15/28 (Call 10/15/27)	55	59,636
4.30%, 03/15/27 (Call 12/15/26)	75	84,737
Piedmont Operating Partnership LP
3.40%, 06/01/23 (Call 03/01/23)	175	182,266
4.45%, 03/15/24 (Call 12/15/23)	100	108,174
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	195	180,601
2.13%, 04/15/27 (Call 02/15/27)	281	291,656
2.25%, 04/15/30 (Call 01/15/30)	375	376,931
3.25%, 10/01/26 (Call 07/01/26)	17	18,735
3.88%, 09/15/28 (Call 06/15/28)	50	56,530
4.38%, 02/01/29 (Call 11/01/28)	25	29,180
Public Storage
1.85%, 05/01/28 (Call 03/01/28)	245	245,808
2.30%, 05/01/31 (Call 02/01/31)	210	210,380
3.09%, 09/15/27 (Call 06/15/27)	355	387,990
3.39%, 05/01/29 (Call 02/01/29)	106	116,642
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	90	90,732
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	275	269,046
3.00%, 01/15/27 (Call 10/15/26)	155	167,226
3.25%, 01/15/31 (Call 10/15/30)	265	284,398
3.65%, 01/15/28 (Call 10/15/27)	115	126,925
3.88%, 07/15/24 (Call 04/15/24)	110	119,742
3.88%, 04/15/25 (Call 02/15/25)	100	110,534
4.65%, 08/01/23 (Call 05/01/23)	305	329,336
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	275	285,098
3.60%, 02/01/27 (Call 11/01/26)	111	122,919
3.70%, 06/15/30 (Call 03/15/30)	10	10,947
Sabra Health Care LP
3.90%, 10/15/29 (Call 07/15/29)	170	177,291
5.13%, 08/15/26 (Call 05/15/26)	150	168,426
Safehold Operating Partnership LP, 2.80%, 06/15/31
(Call 03/15/31)	100	99,027
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	273	284,439
2.63%, 06/15/22 (Call 03/15/22)	201	204,747
2.75%, 02/01/23 (Call 11/01/22)	230	238,140
2.75%, 06/01/23 (Call 03/01/23)	158	164,464
3.25%, 11/30/26 (Call 08/30/26)	200	218,316
3.30%, 01/15/26 (Call 10/15/25)	176	191,094
3.38%, 10/01/24 (Call 07/01/24)	283	305,145
3.38%, 06/15/27 (Call 03/15/27)	325	354,702
3.38%, 12/01/27 (Call 09/01/27)	102	111,512
3.50%, 09/01/25 (Call 06/01/25)	300	329,325
3.75%, 02/01/24 (Call 11/01/23)	150	161,575
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)	100	105,283
Spirit Realty LP
3.40%, 01/15/30 (Call 10/15/29)	175	183,888
4.45%, 09/15/26 (Call 06/15/26)	191	214,040
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	135	152,628
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)	182	191,014
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	$294	$315,647
3.50%, 07/01/27 (Call 04/01/27)	125	137,276
3.50%, 01/15/28 (Call 10/15/27)	100	108,536
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	100	103,842
3.13%, 06/15/23 (Call 03/15/23)	260	271,627
3.25%, 10/15/26 (Call 07/15/26)	260	283,254
3.50%, 04/15/24 (Call 03/15/24)	236	253,799
3.50%, 02/01/25 (Call 11/01/24)	177	191,902
3.75%, 05/01/24 (Call 02/01/24)	257	277,467
3.85%, 04/01/27 (Call 01/01/27)	135	150,873
4.13%, 01/15/26 (Call 10/15/25)	100	112,360
4.40%, 01/15/29 (Call 10/15/28)	81	92,108
4.75%, 11/15/30 (Call 08/15/30)	35	41,281
VEREIT Operating Partnership LP
3.10%, 12/15/29 (Call 09/15/29)	210	221,292
4.60%, 02/06/24 (Call 11/06/23)	231	253,065
4.63%, 11/01/25 (Call 09/01/25)	50	56,913
4.88%, 06/01/26 (Call 03/01/26)	270	311,958
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)	135	143,915
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	100	106,212
2.80%, 06/01/31 (Call 03/01/31)	285	288,862
3.63%, 03/15/24 (Call 02/15/24)	439	473,457
4.00%, 06/01/25 (Call 03/01/25)	321	355,809
4.25%, 04/15/28 (Call 01/15/28)	370	419,147
4.50%, 01/15/24 (Call 10/15/23)	324	353,053
Weyerhaeuser Co., 4.00%, 04/15/30 (Call 01/15/30)	470	530,155
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)	75	81,958
4.25%, 10/01/26 (Call 07/01/26)	40	45,122
4.60%, 04/01/24 (Call 01/01/24)	305	334,753
		42,871,413
Retail — 1.0%
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)	68	73,430
3.80%, 11/15/27 (Call 08/15/27)	125	137,484
4.50%, 10/01/25 (Call 07/01/25)	75	83,990
AutoZone Inc.
2.88%, 01/15/23 (Call 10/15/22)	202	208,751
3.13%, 07/15/23 (Call 04/15/23)	24	25,210
3.13%, 04/18/24 (Call 03/18/24)	90	96,145
3.13%, 04/21/26 (Call 01/21/26)	245	266,653
3.25%, 04/15/25 (Call 01/15/25)	205	221,295
3.63%, 04/15/25 (Call 03/15/25)	362	397,248
3.75%, 06/01/27 (Call 03/01/27)	210	234,253
3.75%, 04/18/29 (Call 01/18/29)	135	149,114
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	320	306,797
4.45%, 10/01/28 (Call 07/01/28)	45	51,856
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	315	316,852
2.75%, 05/18/24 (Call 03/18/24)	235	250,689
3.00%, 05/18/27 (Call 02/18/27)	375	411,765
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)	224	248,398
Dollar General Corp.
3.25%, 04/15/23 (Call 01/15/23)	312	326,296
3.50%, 04/03/30 (Call 01/03/30)	184	200,350
3.88%, 04/15/27 (Call 01/15/27)	273	307,242

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
4.13%, 05/01/28 (Call 02/01/28)	$125	$142,003
4.15%, 11/01/25 (Call 08/01/25)	76	85,341
Dollar Tree Inc.
3.70%, 05/15/23 (Call 04/15/23)	150	158,991
4.00%, 05/15/25 (Call 03/15/25)	181	200,611
4.20%, 05/15/28 (Call 02/15/28)	330	373,676
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)(a)	460	446,922
1.38%, 03/15/31 (Call 12/15/30)	400	376,076
2.13%, 09/15/26 (Call 06/15/26)	208	219,012
2.50%, 04/15/27 (Call 02/15/27)	116	123,831
2.70%, 04/01/23 (Call 01/01/23)	236	245,409
2.70%, 04/15/30 (Call 01/15/30)	277	292,501
2.80%, 09/14/27 (Call 06/14/27)	213	231,197
2.95%, 06/15/29 (Call 03/15/29)	326	351,565
3.00%, 04/01/26 (Call 01/01/26)	136	148,507
3.35%, 09/15/25 (Call 06/15/25)	231	254,292
3.75%, 02/15/24 (Call 11/15/23)	154	166,639
3.90%, 12/06/28 (Call 09/06/28)	165	189,852
Lowe's Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	280	270,558
1.70%, 10/15/30 (Call 07/15/30)	130	123,139
2.50%, 04/15/26 (Call 01/15/26)	263	279,608
2.63%, 04/01/31 (Call 01/01/31)	510	519,251
3.10%, 05/03/27 (Call 02/03/27)	284	309,483
3.38%, 09/15/25 (Call 06/15/25)	441	483,980
4.50%, 04/15/30 (Call 01/15/30)	308	360,292
McDonald's Corp.
1.45%, 09/01/25 (Call 08/01/25)	130	132,928
2.13%, 03/01/30 (Call 12/01/29)	12	11,974
2.63%, 09/01/29 (Call 06/01/29)	234	243,713
3.25%, 06/10/24	138	148,765
3.30%, 07/01/25 (Call 06/01/25)	104	113,331
3.35%, 04/01/23 (Call 03/01/23)	285	300,322
3.38%, 05/26/25 (Call 02/26/25)	50	54,462
3.50%, 03/01/27 (Call 12/01/26)	356	394,366
3.50%, 07/01/27 (Call 05/01/27)	51	56,661
3.60%, 07/01/30 (Call 04/01/30)	412	456,574
3.70%, 01/30/26 (Call 10/30/25)	421	468,181
3.80%, 04/01/28 (Call 01/01/28)	175	196,810
O'Reilly Automotive Inc.
1.75%, 03/15/31 (Call 12/15/30)	50	47,258
3.55%, 03/15/26 (Call 12/15/25)	257	285,103
3.60%, 09/01/27 (Call 06/01/27)	229	254,811
3.85%, 06/15/23 (Call 03/15/23)	425	450,921
3.90%, 06/01/29 (Call 03/01/29)	19	21,207
4.35%, 06/01/28 (Call 03/01/28)	60	68,892
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	30	30,853
2.25%, 03/12/30 (Call 12/12/29)	402	401,284
2.45%, 06/15/26 (Call 03/15/26)	355	375,317
2.70%, 06/15/22 (Call 04/15/22)	195	199,081
3.10%, 03/01/23 (Call 02/01/23)	290	303,418
3.50%, 03/01/28 (Call 12/01/27)	215	237,083
3.55%, 08/15/29 (Call 05/15/29)	226	249,109
3.80%, 08/15/25 (Call 06/15/25)	295	328,415
3.85%, 10/01/23 (Call 07/01/23)	254	272,496
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	294	310,917
2.35%, 02/15/30 (Call 11/15/29)	340	350,669
	Par
Security	(000)	Value

Retail (continued)
2.50%, 04/15/26	$298	$320,600
3.38%, 04/15/29 (Call 01/15/29)	227	252,456
3.50%, 07/01/24	297	323,522
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	335	354,219
2.50%, 05/15/23 (Call 02/15/23)	211	218,999
3.75%, 04/15/27 (Call 06/04/21)	60	67,430
3.88%, 04/15/30 (Call 01/15/30)	175	197,407
Tractor Supply Co., 1.75%, 11/01/30 (Call 08/01/30)	110	103,656
Walgreen Co., 3.10%, 09/15/22	105	108,618
Walgreens Boots Alliance Inc., 3.45%, 06/01/26
(Call 03/01/26)	141	154,160
Walmart Inc.
2.35%, 12/15/22 (Call 11/15/22)	346	356,681
2.38%, 09/24/29 (Call 06/24/29)	10	10,497
2.55%, 04/11/23 (Call 01/11/23)	315	327,216
2.65%, 12/15/24 (Call 10/15/24)	433	464,198
2.85%, 07/08/24 (Call 06/08/24)	520	558,038
3.05%, 07/08/26 (Call 05/08/26)	202	221,838
3.25%, 07/08/29 (Call 04/08/29)	25	27,743
3.30%, 04/22/24 (Call 01/22/24)	399	429,643
3.40%, 06/26/23 (Call 05/26/23)	485	515,012
3.55%, 06/26/25 (Call 04/26/25)	392	435,073
3.70%, 06/26/28 (Call 03/26/28)	489	555,127
5.88%, 04/05/27	200	252,358
		23,685,966
Savings & Loans — 0.0%
People's United Financial Inc., 3.65%, 12/06/22
(Call 09/06/22)	233	242,241

Semiconductors — 0.8%
Altera Corp., 4.10%, 11/15/23	160	174,587
Analog Devices Inc.
2.88%, 06/01/23 (Call 03/01/23)	230	240,219
3.13%, 12/05/23 (Call 10/05/23)	80	84,938
3.50%, 12/05/26 (Call 09/05/26)	335	371,542
3.90%, 12/15/25 (Call 09/15/25)	95	106,142
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	150	146,800
3.30%, 04/01/27 (Call 01/01/27)	292	323,291
3.90%, 10/01/25 (Call 07/01/25)	222	248,975
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)	399	426,683
3.88%, 01/15/27 (Call 10/15/26)	551	606,061
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(c)	265	262,753
2.45%, 02/15/31 (Call 11/15/30)(c)	635	610,222
3.15%, 11/15/25 (Call 10/15/25)	515	553,790
3.63%, 10/15/24 (Call 09/15/24)	245	266,406
4.15%, 11/15/30 (Call 08/15/30)	520	570,232
4.25%, 04/15/26 (Call 02/15/26)	573	642,528
4.75%, 04/15/29 (Call 01/15/29)	491	562,278
5.00%, 04/15/30 (Call 01/15/30)	460	532,754
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	130	139,376
2.70%, 12/15/22	419	434,905
2.88%, 05/11/24 (Call 03/11/24)	339	362,849
3.15%, 05/11/27 (Call 02/11/27)	95	104,518
3.40%, 03/25/25 (Call 02/25/25)	548	601,408
3.70%, 07/29/25 (Call 04/29/25)	380	421,906

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Semiconductors (continued)
3.75%, 03/25/27 (Call 01/25/27)	$261	$294,781
3.90%, 03/25/30 (Call 12/25/29)	484	555,100
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	149	169,502
4.65%, 11/01/24 (Call 08/01/24)	484	541,717
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	185	182,325
3.75%, 03/15/26 (Call 01/15/26)	327	366,505
3.80%, 03/15/25 (Call 12/15/24)	200	220,936
4.00%, 03/15/29 (Call 12/15/28)	130	148,703
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)(c)	180	180,245
2.45%, 04/15/28 (Call 02/15/28)(c)	200	201,768
2.95%, 04/15/31 (Call 01/15/31)(c)	95	96,278
4.88%, 06/22/28 (Call 03/22/28)(c)	140	160,517
Maxim Integrated Products Inc., 3.45%, 06/15/27
(Call 03/15/27)	130	142,844
Microchip Technology Inc., 4.33%, 06/01/23 (Call 05/01/23)	32	34,290
Micron Technology Inc.
2.50%, 04/24/23	142	147,245
4.19%, 02/15/27 (Call 12/15/26)	253	285,498
4.64%, 02/06/24 (Call 01/06/24)	73	80,320
4.66%, 02/15/30 (Call 11/15/29)	165	190,266
4.98%, 02/06/26 (Call 12/06/25)	258	297,794
5.33%, 02/06/29 (Call 11/06/28)	125	149,574
NVIDIA Corp.
2.85%, 04/01/30 (Call 01/01/30)	464	495,028
3.20%, 09/16/26 (Call 06/16/26)	165	182,369
NXP BV/NXP Funding LLC
4.88%, 03/01/24 (Call 02/01/24)(c)	404	447,761
5.35%, 03/01/26 (Call 01/01/26)(c)	90	105,322
5.55%, 12/01/28 (Call 09/01/28)(c)	23	27,952
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)(c)	375	378,217
2.70%, 05/01/25 (Call 04/01/25)(c)	45	47,627
3.40%, 05/01/30 (Call 02/01/30)(c)	115	124,144
3.88%, 06/18/26 (Call 04/18/26)(c)	100	111,264
4.30%, 06/18/29 (Call 03/18/29)(c)	320	364,099
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	433	421,460
2.15%, 05/20/30 (Call 02/20/30)	220	221,925
2.60%, 01/30/23 (Call 12/30/22)	40	41,514
3.25%, 05/20/27 (Call 02/20/27)	383	423,345
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	270	277,444
2.25%, 09/04/29 (Call 06/04/29)	25	25,644
2.63%, 05/15/24 (Call 03/15/24)	55	58,345
2.90%, 11/03/27 (Call 08/03/27)	116	126,532
Xilinx Inc.
2.38%, 06/01/30 (Call 03/01/30)	187	188,021
2.95%, 06/01/24 (Call 04/01/24)	323	344,412
		17,653,796
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27
(Call 09/01/27)	200	219,510
Software — 1.0%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	80	73,549
3.40%, 09/15/26 (Call 06/15/26)	422	466,673
	Par
Security	(000)	Value

Software (continued)
Adobe Inc.
1.70%, 02/01/23.	$111	$113,747
1.90%, 02/01/25 (Call 01/01/25)	320	334,192
2.15%, 02/01/27 (Call 12/01/26)	180	189,374
2.30%, 02/01/30 (Call 11/01/29)	252	258,275
3.25%, 02/01/25 (Call 11/01/24)	320	347,709
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	213	222,796
3.50%, 06/15/27 (Call 03/15/27)	210	231,979
4.38%, 06/15/25 (Call 03/15/25)	125	140,361
Broadridge Financial Solutions Inc.
2.60%, 05/01/31 (Call 02/01/31)	200	201,010
3.40%, 06/27/26 (Call 03/27/26)	230	251,878
CA Inc., 4.70%, 03/15/27 (Call 12/15/26)	75	84,508
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	45	46,862
4.50%, 12/01/27 (Call 09/01/27)	179	204,001
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	200	190,728
4.80%, 03/01/26 (Call 12/01/25)	290	336,055
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)	325	322,927
1.65%, 03/01/28 (Call 01/01/28)	360	354,420
2.25%, 03/01/31 (Call 12/01/30)	465	456,630
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	496	513,449
2.65%, 06/01/30 (Call 03/01/30)	402	411,113
2.75%, 07/01/24 (Call 06/01/24)	390	413,517
3.20%, 07/01/26 (Call 05/01/26)	355	386,226
3.50%, 07/01/29 (Call 04/01/29)	356	387,406
3.80%, 10/01/23 (Call 09/01/23)	163	175,212
3.85%, 06/01/25 (Call 03/01/25)	288	317,874
Intuit Inc.
0.65%, 07/15/23	290	292,181
0.95%, 07/15/25 (Call 06/15/25)	280	281,529
1.65%, 07/15/30 (Call 04/15/30)	250	241,645
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	353	365,849
2.13%, 11/15/22	155	159,368
2.40%, 08/08/26 (Call 05/08/26)	759	810,604
2.65%, 11/03/22 (Call 09/03/22)	270	278,419
2.70%, 02/12/25 (Call 11/12/24)	400	430,136
2.88%, 02/06/24 (Call 12/06/23)	580	616,882
3.13%, 11/03/25 (Call 08/03/25)	651	714,258
3.30%, 02/06/27 (Call 11/06/26)	693	772,182
3.63%, 12/15/23 (Call 09/15/23)	503	542,209
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	265	268,811
2.30%, 03/25/28 (Call 01/25/28)	410	419,643
2.40%, 09/15/23 (Call 07/15/23)	448	466,659
2.50%, 10/15/22	547	563,684
2.50%, 04/01/25 (Call 03/01/25)	543	572,800
2.63%, 02/15/23 (Call 01/15/23)	449	466,084
2.65%, 07/15/26 (Call 04/15/26)	585	619,480
2.80%, 04/01/27 (Call 02/01/27)	401	426,720
2.88%, 03/25/31 (Call 12/25/30)	370	379,661
2.95%, 11/15/24 (Call 09/15/24)	577	617,390
2.95%, 05/15/25 (Call 02/15/25)	523	559,484
2.95%, 04/01/30 (Call 01/01/30)	625	651,587
3.25%, 11/15/27 (Call 08/15/27)	448	487,773

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Software (continued)
3.40%, 07/08/24 (Call 04/08/24)	$333	$358,941
3.63%, 07/15/23	398	424,690
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	100	99,808
1.40%, 09/15/27 (Call 07/15/27)	35	34,399
1.75%, 02/15/31 (Call 11/15/30)	150	141,303
2.35%, 09/15/24 (Call 08/15/24)	115	121,057
2.95%, 09/15/29 (Call 06/15/29)	171	180,063
3.13%, 11/15/22 (Call 08/15/22)	275	284,171
3.65%, 09/15/23 (Call 08/15/23)	75	80,225
3.80%, 12/15/26 (Call 09/15/26)	250	280,058
4.20%, 09/15/28 (Call 06/15/28)	305	348,112
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	25	26,358
3.70%, 04/11/28 (Call 01/11/28)	220	248,987
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	313	287,321
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	244	271,545
4.50%, 05/15/25 (Call 04/15/25)	11	12,333
4.65%, 05/15/27 (Call 03/15/27)	38	43,651
		22,680,531
Telecommunications — 1.0%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	400	394,684
2.63%, 12/01/22 (Call 09/01/22)	136	139,918
2.95%, 07/15/26 (Call 04/15/26)	270	291,759
3.00%, 06/30/22 (Call 04/30/22)	538	551,332
3.80%, 02/15/27 (Call 11/15/26)	262	292,662
3.88%, 01/15/26 (Call 10/15/25)	275	307,477
3.90%, 03/11/24 (Call 12/11/23)	175	189,702
3.95%, 01/15/25 (Call 10/15/24)	250	276,967
4.05%, 12/15/23	150	163,446
4.10%, 02/15/28 (Call 11/15/27)	465	526,324
4.13%, 02/17/26 (Call 11/17/25)	494	558,339
4.25%, 03/01/27 (Call 12/01/26)	530	602,674
4.30%, 02/15/30 (Call 11/15/29)	601	685,284
4.35%, 03/01/29 (Call 12/01/28)	538	616,381
4.45%, 04/01/24 (Call 01/01/24)	275	302,393
British Telecommunications PLC
4.50%, 12/04/23 (Call 11/04/23)	215	235,161
9.63%, 12/15/30	30	46,652
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	177	184,324
2.50%, 09/20/26 (Call 06/20/26)	305	328,857
2.60%, 02/28/23	181	188,660
2.95%, 02/28/26	183	199,737
3.50%, 06/15/25	111	123,076
3.63%, 03/04/24	155	168,908
Deutsche Telekom International Finance BV, 8.75%,
06/15/30	72	106,687
Juniper Networks Inc., 1.20%, 12/10/25 (Call 11/10/25)	40	39,785
Motorola Solutions Inc.
2.75%, 05/24/31 (Call 02/24/31)	330	330,112
4.60%, 02/23/28 (Call 11/23/27)	220	252,820
4.60%, 05/23/29 (Call 02/23/29)	396	455,428
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	160	171,602
3.63%, 12/15/25 (Call 09/15/25)	200	220,872
4.10%, 10/01/23 (Call 07/01/23)	435	467,338
Telefonica Emisiones SA, 4.10%, 03/08/27	330	371,540
	Par
Security	(000)	Value

Telecommunications (continued)
Telefonica Europe BV, 8.25%, 09/15/30	$35	$50,281
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	80	85,084
3.70%, 09/15/27 (Call 06/15/27)	125	140,211
T-Mobile USA Inc.
2.05%, 02/15/28 (Call 12/15/27)	760	758,541
2.55%, 02/15/31 (Call 11/15/30)	505	501,500
3.50%, 04/15/25 (Call 03/15/25)	893	971,003
3.75%, 04/15/27 (Call 02/15/27)	637	702,267
3.88%, 04/15/30 (Call 01/15/30)	973	1,066,875
Verizon Communications Inc.
0.75%, 03/22/24	360	362,880
0.85%, 11/20/25 (Call 10/20/25)	680	673,479
1.45%, 03/20/26 (Call 02/20/26)	515	520,583
1.75%, 01/20/31 (Call 10/20/30)	735	692,149
2.10%, 03/22/28 (Call 01/22/28)	420	426,359
2.55%, 03/21/31 (Call 12/21/30)	735	740,395
2.63%, 08/15/26	556	591,022
3.00%, 03/22/27 (Call 01/22/27)	7	7,542
3.15%, 03/22/30 (Call 12/22/29)	585	623,300
3.38%, 02/15/25	620	675,484
3.50%, 11/01/24 (Call 08/01/24)	492	534,794
3.88%, 02/08/29 (Call 11/08/28)	15	16,935
4.02%, 12/03/29 (Call 09/03/29)	609	689,699
4.13%, 03/16/27	818	934,254
4.15%, 03/15/24 (Call 12/15/23)	149	162,665
Vodafone Group PLC
4.13%, 05/30/25	604	676,667
4.38%, 05/30/28	817	941,690
		23,336,560
Textiles — 0.0%
Mohawk Industries Inc., 3.85%, 02/01/23 (Call 11/01/22)	80	83,756
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
2.60%, 11/19/22	50	51,513
3.00%, 11/19/24 (Call 10/19/24)	135	144,052
3.50%, 09/15/27 (Call 06/15/27)	65	70,978
3.55%, 11/19/26 (Call 09/19/26)	240	263,244
3.90%, 11/19/29 (Call 08/19/29)	180	197,721
		727,508
Transportation — 0.5%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	254	264,810
3.00%, 04/01/25 (Call 01/01/25)	235	253,972
3.05%, 09/01/22 (Call 06/01/22)	125	128,493
3.25%, 06/15/27 (Call 03/15/27)	371	408,797
3.40%, 09/01/24 (Call 06/01/24)	234	254,101
3.75%, 04/01/24 (Call 01/01/24)	170	184,479
3.85%, 09/01/23 (Call 06/01/23)	335	358,741
Canadian National Railway Co., 2.95%, 11/21/24
(Call 08/21/24)	170	182,588
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	110	107,999
2.90%, 02/01/25 (Call 11/01/24)	290	309,033
4.00%, 06/01/28 (Call 03/01/28)	107	120,607
4.45%, 03/15/23 (Call 12/15/22)	40	42,438
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	150	170,348

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Transportation (continued)
CSX Corp.
3.25%, 06/01/27 (Call 03/01/27)	$275	$301,262
3.35%, 11/01/25 (Call 08/01/25)	260	284,801
3.80%, 03/01/28 (Call 12/01/27)	465	521,186
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)	160	160,149
3.10%, 08/05/29 (Call 05/05/29)	275	294,973
3.25%, 04/01/26 (Call 01/01/26)	215	235,700
3.40%, 02/15/28 (Call 11/15/27)	153	169,051
JB Hunt Transport Services Inc.
3.30%, 08/15/22 (Call 06/15/22)	105	108,164
3.88%, 03/01/26 (Call 01/01/26)	175	195,510
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	145	151,112
3.00%, 05/15/23 (Call 02/15/23)	125	129,999
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	101	112,353
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	800	801,376
2.55%, 11/01/29 (Call 08/01/29)	49	50,675
2.90%, 02/15/23 (Call 11/15/22)	369	382,524
2.90%, 06/15/26 (Call 03/15/26)	94	101,614
3.15%, 06/01/27 (Call 03/01/27)	135	147,188
3.65%, 08/01/25 (Call 06/01/25)	114	125,569
3.80%, 08/01/28 (Call 05/01/28)	120	134,923
3.85%, 01/15/24 (Call 10/15/23)	175	188,753
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	110	112,713
2.50%, 09/01/24 (Call 08/01/24)	61	64,248
2.90%, 12/01/26 (Call 10/01/26)	107	114,899
3.40%, 03/01/23 (Call 02/01/23)	40	41,941
3.65%, 03/18/24 (Call 02/18/24)	40	43,205
3.75%, 06/09/23 (Call 05/09/23)	151	160,409
3.88%, 12/01/23 (Call 11/01/23)	167	180,191
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	305	317,484
2.38%, 05/20/31 (Call 02/20/31)	100	100,796
2.40%, 02/05/30 (Call 11/05/29)	150	153,149
2.75%, 03/01/26 (Call 12/01/25)	195	209,011
3.00%, 04/15/27 (Call 01/15/27)	215	233,585
3.25%, 01/15/25 (Call 10/15/24)	188	203,352
3.50%, 06/08/23 (Call 05/08/23)	357	378,798
3.70%, 03/01/29 (Call 12/01/28)	196	218,910
3.95%, 09/10/28 (Call 06/10/28)	337	384,258
4.16%, 07/15/22 (Call 04/15/22)	178	184,064
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	47	49,507
2.40%, 11/15/26 (Call 08/15/26)	176	188,228
2.45%, 10/01/22	600	617,886
2.50%, 09/01/29 (Call 06/01/29)	42	43,988
3.05%, 11/15/27 (Call 08/15/27)	535	593,031
3.40%, 03/15/29 (Call 12/15/28)	36	40,106
3.90%, 04/01/25 (Call 03/01/25)	425	473,679
4.45%, 04/01/30 (Call 01/01/30)	78	93,276
		12,584,002
Trucking & Leasing — 0.0%
GATX Corp.
3.25%, 09/15/26 (Call 06/15/26)	110	119,225
3.50%, 03/15/28 (Call 12/15/27)	55	59,833
3.85%, 03/30/27 (Call 12/30/26)	140	155,557
4.35%, 02/15/24 (Call 01/15/24)	190	207,953
	Par
Security	(000)	Value

Trucking & Leasing (continued)
4.55%, 11/07/28 (Call 08/07/28)	$80	$92,733
4.70%, 04/01/29 (Call 01/01/29)	193	224,582
		859,883
Water — 0.1%
American Water Capital Corp.
2.30%, 06/01/31 (Call 03/01/31)	300	299,382
2.80%, 05/01/30 (Call 02/01/30)	85	89,058
2.95%, 09/01/27 (Call 06/01/27)	227	245,380
3.40%, 03/01/25 (Call 12/01/24)	210	228,818
3.45%, 06/01/29 (Call 03/01/29)	135	148,636
3.75%, 09/01/28 (Call 06/01/28)	120	134,717
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	300	299,085
2.70%, 04/15/30 (Call 01/15/30)	4	4,109
3.57%, 05/01/29 (Call 02/01/29)	125	136,969
		1,586,154
Total Corporate Bonds & Notes — 34.4%
(Cost: $771,417,939)		802,349,887

Foreign Government Obligations(e)

Canada — 0.5%
Canada Government International Bond
1.63%, 01/22/25	775	805,992
2.00%, 11/15/22	240	246,444
Export Development Canada
1.38%, 02/24/23	565	576,633
2.63%, 02/21/24	500	531,010
2.75%, 03/15/23	410	428,667
Hydro-Quebec
Series HH, 8.50%, 12/01/29	125	186,015
Series IO, 8.05%, 07/07/24	51	62,366
Province of Alberta Canada
1.00%, 05/20/25	1,025	1,035,024
1.30%, 07/22/30	100	94,757
2.20%, 07/26/22	314	321,131
3.35%, 11/01/23	186	199,386
Province of British Columbia Canada
2.00%, 10/23/22	225	230,688
2.25%, 06/02/26	325	345,761
Province of Manitoba Canada
2.10%, 09/06/22	175	179,127
2.13%, 06/22/26	150	158,108
3.05%, 05/14/24	193	207,340
Province of New Brunswick Canada
2.50%, 12/12/22	100	103,116
3.63%, 02/24/28	150	170,702
Province of Ontario Canada
1.13%, 10/07/30	1,000	938,670
1.75%, 01/24/23	515	527,772
2.20%, 10/03/22	250	256,618
2.45%, 06/29/22	42	43,015
2.50%, 04/27/26	375	402,506
3.05%, 01/29/24	258	276,114
3.20%, 05/16/24	518	559,575
Province of Quebec Canada
0.60%, 07/23/25	600	596,544
2.50%, 04/20/26	390	419,242
2.63%, 02/13/23	180	187,254

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Canada (continued)
2.75%, 04/12/27	$280	$305,057
Series NJ, 7.50%, 07/15/23	100	114,765
Series NN, 7.13%, 02/09/24	275	323,004
Series PD, 7.50%, 09/15/29	297	425,212
Series QO, 2.88%, 10/16/24	230	247,933
Series QW, 2.50%, 04/09/24(a)	250	264,842
Series QX, 1.50%, 02/11/25	489	504,643
		12,275,033
Chile — 0.0%
Chile Government International Bond
2.25%, 10/30/22	255	261,138
2.45%, 01/31/31 (Call 10/31/30)	300	302,199
3.24%, 02/06/28 (Call 11/06/27)	435	471,614
		1,034,951
Colombia — 0.1%
Colombia Government International Bond
2.63%, 03/15/23 (Call 12/15/22)	305	311,866
3.00%, 01/30/30 (Call 10/30/29)	250	241,715
3.13%, 04/15/31 (Call 01/15/31)	500	481,400
3.88%, 04/25/27 (Call 01/25/27)	535	565,928
4.00%, 02/26/24 (Call 11/26/23)	230	244,078
4.50%, 01/28/26 (Call 10/28/25)	330	359,971
4.50%, 03/15/29 (Call 12/15/28)	250	270,372
8.13%, 05/21/24	112	132,616
		2,607,946
Germany — 0.0%
FMS Wertmanagement, 2.75%, 01/30/24	800	851,264
Hungary — 0.0%
Hungary Government International Bond
5.38%, 02/21/23	299	324,995
5.38%, 03/25/24	449	509,022
5.75%, 11/22/23	163	184,047
		1,018,064
Indonesia — 0.1%
Indonesia Government International Bond
2.85%, 02/14/30	200	208,014
2.95%, 01/11/23	255	264,965
3.40%, 09/18/29	250	270,405
3.85%, 10/15/30	300	334,206
4.10%, 04/24/28	360	405,360
4.75%, 02/11/29	300	352,107
		1,835,057
Israel — 0.1%
Israel Government International Bond
2.75%, 07/03/30	475	502,531
2.88%, 03/16/26	375	405,311
State of Israel, 2.50%, 01/15/30	300	311,802
		1,219,644
Italy — 0.1%
Republic of Italy Government International Bond
1.25%, 02/17/26	500	493,700
2.38%, 10/17/24	425	443,679
2.88%, 10/17/29	520	535,158
6.88%, 09/27/23	235	267,848
		1,740,385
	Par
Security	(000)	Value

Japan — 0.3%
Japan Bank for International Cooperation
0.63%, 07/15/25	$500	$495,880
1.25%, 01/21/31	280	266,563
1.75%, 01/23/23	400	409,732
1.88%, 07/21/26	500	520,100
1.88%, 04/15/31	500	502,635
2.13%, 02/10/25	400	420,744
2.25%, 11/04/26	460	487,333
2.38%, 11/16/22	400	412,252
2.50%, 05/23/24	500	529,665
2.75%, 01/21/26	250	270,313
2.88%, 06/01/27	535	585,953
2.88%, 07/21/27	320	349,261
3.25%, 07/20/28	275	307,678
3.38%, 10/31/23	500	535,940
Japan International Cooperation Agency, 2.13%, 10/20/26	280	294,902
		6,388,951
Mexico — 0.1%
Mexico Government International Bond
3.25%, 04/16/30 (Call 01/16/30)(a)	400	413,296
3.60%, 01/30/25	290	320,253
3.75%, 01/11/28	300	327,735
3.90%, 04/27/25 (Call 03/27/25)	390	435,595
4.00%, 10/02/23	116	125,859
4.13%, 01/21/26	300	340,026
4.15%, 03/28/27	550	623,788
4.50%, 04/22/29	650	734,766
8.00%, 09/24/22	65	71,550
		3,392,868
Panama — 0.1%
Panama Government International Bond
3.16%, 01/23/30 (Call 10/23/29)	300	314,745
3.75%, 03/16/25 (Call 12/16/24)	250	272,440
3.88%, 03/17/28 (Call 12/17/27)	260	286,463
4.00%, 09/22/24 (Call 06/22/24)	260	283,036
7.13%, 01/29/26	380	472,416
8.88%, 09/30/27	100	138,846
		1,767,946
Peru — 0.1%
Peruvian Government International Bond
2.78%, 01/23/31 (Call 10/23/30)	800	802,232
4.13%, 08/25/27	270	299,965
7.35%, 07/21/25	250	307,087
		1,409,284
Philippines — 0.1%
Philippine Government International Bond
2.46%, 05/05/30	300	312,174
3.00%, 02/01/28	460	497,872
3.75%, 01/14/29	535	605,834
4.20%, 01/21/24	335	367,840
5.50%, 03/30/26	487	592,645
9.50%, 02/02/30	248	392,986
10.63%, 03/16/25	370	507,107
		3,276,458
Poland — 0.1%
Republic of Poland Government International Bond
3.00%, 03/17/23	430	450,365
3.25%, 04/06/26	512	566,564

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Poland (continued)
4.00%, 01/22/24	$330	$360,578
		1,377,507
South Korea — 0.1%
Export-Import Bank of Korea
1.88%, 02/12/25	250	258,302
2.38%, 06/25/24	200	211,310
2.63%, 05/26/26	200	215,142
2.88%, 01/21/25	200	213,850
3.00%, 11/01/22	230	238,448
3.25%, 11/10/25	350	384,072
3.25%, 08/12/26	275	304,791
Korea International Bond
2.50%, 06/19/29	200	210,598
2.75%, 01/19/27	235	254,536
3.50%, 09/20/28	275	307,769
5.63%, 11/03/25	150	179,829
		2,778,647
Supranational — 1.9%
African Development Bank
0.75%, 04/03/23	71	71,708
2.13%, 11/16/22	365	375,457
3.00%, 09/20/23	555	589,921
Asian Development Bank
0.50%, 02/04/26	1,000	986,740
0.63%, 04/29/25	1,010	1,010,677
1.50%, 10/18/24	440	455,096
1.50%, 03/04/31	1,000	985,870
1.75%, 09/13/22	975	994,929
1.75%, 09/19/29	513	522,803
1.88%, 01/24/30	405	415,498
2.00%, 01/22/25	470	494,774
2.00%, 04/24/26	550	580,580
2.50%, 11/02/27	109	117,568
2.63%, 01/30/24	422	447,915
2.63%, 01/12/27	515	560,490
2.75%, 03/17/23	300	313,740
3.13%, 09/26/28	100	112,325
Corp. Andina de Fomento, 4.38%, 06/15/22	400	415,924
Council of Europe Development Bank, 2.63%, 02/13/23	330	343,573
European Bank for Reconstruction & Development
0.25%, 07/10/23	600	600,480
2.75%, 03/07/23	325	339,589
European Investment Bank
0.25%, 09/15/23	475	475,247
0.38%, 03/26/26	1,000	979,940
0.63%, 07/25/25	455	454,577
1.38%, 05/15/23	435	445,049
1.63%, 03/14/25	1,050	1,091,118
1.88%, 02/10/25	877	919,920
2.13%, 04/13/26	650	690,424
2.25%, 08/15/22	855	876,717
2.38%, 06/15/22	780	798,213
2.38%, 05/24/27	384	413,434
2.50%, 03/15/23	1,128	1,174,620
2.63%, 03/15/24	270	287,234
2.88%, 08/15/23	620	656,270
3.13%, 12/14/23	630	675,398
3.25%, 01/29/24	555	598,423
	Par
Security	(000)	Value

Supranational (continued)
Inter-American Development Bank
0.63%, 07/15/25	$1,000	$998,060
0.88%, 04/03/25	1,020	1,031,077
1.75%, 09/14/22	595	607,221
1.75%, 03/14/25	895	934,219
2.00%, 06/02/26	275	290,153
2.00%, 07/23/26	714	753,091
2.13%, 01/15/25	440	464,847
2.25%, 06/18/29	518	549,064
2.38%, 07/07/27	466	499,053
2.50%, 01/18/23	790	819,767
2.63%, 01/16/24	386	409,430
3.00%, 02/21/24	465	498,694
International Bank for Reconstruction & Development
0.63%, 04/22/25	1,415	1,416,769
0.75%, 11/24/27	750	728,048
0.75%, 08/26/30	1,025	950,154
0.88%, 05/14/30	525	494,629
1.25%, 02/10/31	1,018	980,772
1.50%, 08/28/24	145	149,991
1.63%, 01/15/25	1,008	1,047,524
1.75%, 10/23/29	119	121,217
1.88%, 10/07/22	720	736,898
1.88%, 10/27/26	335	351,318
2.13%, 02/13/23(a)	200	206,638
2.13%, 03/03/25	466	492,953
2.50%, 03/19/24	1,070	1,134,649
2.50%, 11/25/24	1,495	1,598,484
2.50%, 07/29/25	407	437,741
3.00%, 09/27/23	1,735	1,845,901
7.63%, 01/19/23	910	1,020,301
Series GDIF, 1.38%, 04/20/28	750	754,530
International Finance Corp.
0.75%, 08/27/30	260	240,867
1.38%, 10/16/24	520	535,829
2.00%, 10/24/22	247	253,338
2.13%, 04/07/26	294	311,990
2.88%, 07/31/23	95	100,418
Nordic Investment Bank, 2.25%, 05/21/24	250	263,825
		45,301,701
Sweden — 0.1%
Svensk Exportkredit AB
0.63%, 05/14/25	400	398,980
1.75%, 12/12/23	500	517,755
2.88%, 03/14/23	600	627,918
		1,544,653
Uruguay — 0.1%
Uruguay Government International Bond
4.38%, 10/27/27	330	378,444
4.38%, 01/23/31 (Call 10/23/30)	328	380,893
4.50%, 08/14/24(a)	205	222,464
8.00%, 11/18/22	103	111,667
		1,093,468
Total Foreign Government Obligations — 3.9%
(Cost: $88,506,560)		90,913,827

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Municipal Debt Obligations

California — 0.1%
State of California GO
2.50%, 10/01/29	$250	$263,020
3.38%, 04/01/25	200	220,290
University of California RB
Series AX, 3.06%, 07/01/25 (Call 04/01/25)	250	271,182
Series BG, 0.88%, 05/15/25 (Call 04/15/25)	240	241,769
Series BG, 1.32%, 05/15/27 (Call 03/15/27)	195	195,199
Series BG, 1.61%, 05/15/30 (Call 02/15/30)	250	242,483
		1,433,943
Florida — 0.0%
State Board of Administration Finance Corp. RB
1.26%, 07/01/25	290	293,773
2.15%, 07/01/30	200	201,452
		495,225
Illinois — 0.0%
State of Illinois GO, 4.95%, 06/01/23(a)	255	268,559

New Jersey — 0.1%
New Jersey Economic Development Authority RB
Series A, 7.43%, 02/15/29 (NPFGC)	200	256,454
Series B, 0.00%, 02/15/23 (AGM)(f)	600	591,960
		848,414
Oregon — 0.0%
Oregon School Boards Association GOL
Series B, 5.55%, 06/30/28 (NPFGC)	200	242,326
Series B, 5.68%, 06/30/28 (NPFGC)	255	313,395
		555,721
Texas — 0.0%
Texas Transportation Commission State Highway Fund RB
BAB, First Class, 5.18%, 04/01/30	110	135,556

Utah — 0.0%
State of Utah GO BAB, Series B, 3.54%, 07/01/25	250	268,715

Total Municipal Debt Obligations — 0.2%
(Cost: $3,848,305)		4,006,133

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 2.4%
Federal Farm Credit Banks Funding Corp., 2.85%,
09/20/21	2,555	2,576,462
Federal Home Loan Banks
1.13%, 07/14/21	525	525,651
2.13%, 06/09/23	5,000	5,197,700
2.75%, 12/13/24	300	323,451
3.00%, 12/09/22	2,095	2,185,085
3.00%, 03/10/28	75	83,371
3.13%, 06/13/25	3,730	4,102,925
3.25%, 06/09/28	300	339,000
3.25%, 11/16/28	1,375	1,564,379
Federal Home Loan Mortgage Corp.
0.25%, 06/26/23	3,000	3,005,730
0.25%, 08/24/23	273	273,317
0.25%, 12/04/23	1,699	1,700,580
0.38%, 04/20/23	74	74,314
0.38%, 07/21/25	650	643,948
1.50%, 02/12/25	4,213	4,370,608
2.38%, 01/13/22	1,250	1,268,000
	Par
Security	(000)	Value

U.S. Government Agency Obligations (continued)
2.75%, 06/19/23	$2,000	$2,105,280
6.75%, 03/15/31	1,000	1,463,260
Federal National Mortgage Association
0.25%, 07/10/23	4,074	4,079,337
0.50%, 06/17/25	2,112	2,105,580
0.88%, 08/05/30	2,325	2,180,943
1.38%, 10/07/21	3,850	3,868,018
1.63%, 10/15/24	25	26,018
1.75%, 07/02/24	380	396,127
1.88%, 04/05/22	750	761,535
1.88%, 09/24/26	2,566	2,701,280
2.00%, 01/05/22	1,100	1,112,606
2.00%, 10/05/22	400	410,048
2.38%, 01/19/23	694	719,088
2.63%, 01/11/22	355	360,510
2.63%, 09/06/24	1,545	1,661,045
6.25%, 05/15/29	1,060	1,444,165
6.63%, 11/15/30	1,000	1,439,590
		55,068,951
U.S. Government Obligations — 57.8%
U.S. Treasury Note/Bond
0.13%, 07/31/22	3,000	3,001,758
0.13%, 09/30/22	26,000	26,009,141
0.13%, 12/31/22	58,700	58,711,465
0.13%, 01/31/23	11,200	11,201,313
0.13%, 02/28/23	9,600	9,600,375
0.13%, 03/31/23	10,000	9,998,828
0.13%, 05/31/23	10,000	9,996,995
0.13%, 09/15/23	3,500	3,495,625
0.13%, 10/15/23	500	499,297
0.13%, 02/15/24(a)	6,000	5,982,656
0.25%, 04/15/23	2,000	2,004,375
0.25%, 06/15/23	6,300	6,312,305
0.25%, 03/15/24(a)	1,000	1,000,078
0.25%, 05/31/25	4,000	3,952,188
0.25%, 06/30/25	4,000	3,948,750
0.25%, 07/31/25	4,000	3,943,750
0.25%, 08/31/25	15,050	14,816,020
0.25%, 09/30/25	10,250	10,082,637
0.25%, 10/31/25	13,250	13,013,984
0.38%, 04/30/25	4,000	3,976,563
0.38%, 11/30/25	25,000	24,664,062
0.38%, 12/31/25	33,050	32,567,160
0.38%, 01/31/26	10,200	10,037,437
0.38%, 07/31/27	7,000	6,709,609
0.38%, 09/30/27	9,200	8,786,000
0.50%, 03/15/23	1,900	1,912,617
0.50%, 03/31/25	2,500	2,499,414
0.50%, 02/28/26	22,700	22,449,945
0.50%, 04/30/27	2,000	1,940,938
0.50%, 05/31/27	8,900	8,622,570
0.50%, 06/30/27	7,000	6,772,500
0.50%, 08/31/27	17,000	16,391,719
0.50%, 10/31/27	3,100	2,978,906
0.63%, 03/31/27(a)	850	832,469
0.63%, 11/30/27	23,500	22,732,578
0.63%, 12/31/27	9,200	8,885,188
0.63%, 05/15/30	12,700	11,757,422
0.63%, 08/15/30	23,450	21,621,633
0.75%, 03/31/26	5,000	4,998,828

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

U.S. Government Obligations (continued)
0.75%, 04/30/26(a)	$5,000	$4,994,922
0.75%, 01/31/28	11,000	10,695,781
0.88%, 11/15/30(a)	26,300	24,746,656
1.13%, 02/28/25	4,000	4,094,688
1.13%, 02/28/27	8,800	8,877,000
1.13%, 02/29/28(a)	19,000	18,919,844
1.13%, 02/15/31(a)	28,500	27,351,094
1.25%, 07/31/23	4,500	4,605,820
1.25%, 03/31/28	14,500	14,536,250
1.25%, 04/30/28(a)	5,000	5,007,031
1.25%, 05/31/28	7,000	7,001,977
1.38%, 06/30/23	21,000	21,533,203
1.38%, 08/31/23	20,200	20,744,453
1.50%, 01/15/23	4,700	4,805,383
1.50%, 02/28/23	14,800	15,153,234
1.50%, 03/31/23	2,000	2,050,078
1.50%, 10/31/24	15,000	15,555,469
1.50%, 11/30/24	7,000	7,261,406
1.50%, 08/15/26	10,000	10,334,375
1.50%, 02/15/30	3,200	3,206,500
1.63%, 08/15/22	7,050	7,180,811
1.63%, 08/31/22	1,900	1,936,367
1.63%, 11/15/22	9,019	9,218,405
1.63%, 04/30/23	1,250	1,285,400
1.63%, 05/31/23	1,000	1,029,453
1.63%, 05/15/26	12,000	12,492,188
1.63%, 11/30/26	6,000	6,232,031
1.63%, 05/15/31	12,000	12,050,625
1.75%, 06/30/22	6,000	6,107,813
1.75%, 09/30/22	16,900	17,271,008
1.75%, 01/31/23	7,400	7,600,609
1.75%, 05/15/23	4,145	4,274,531
1.75%, 12/31/24	10,000	10,464,844
1.88%, 07/31/22	11,700	11,944,512
1.88%, 08/31/22	5,000	5,111,133
1.88%, 09/30/22	8,100	8,291,426
1.88%, 10/31/22	7,300	7,482,500
1.88%, 08/31/24	4,500	4,719,375
2.00%, 07/31/22	7,000	7,156,406
2.00%, 11/30/22	23,900	24,577,789
2.00%, 02/15/23	20,945	21,613,440
2.00%, 04/30/24	10,550	11,074,203
2.00%, 05/31/24	6,000	6,303,750
2.00%, 06/30/24	12,000	12,617,813
2.00%, 02/15/25	17,000	17,956,250
2.00%, 08/15/25	18,700	19,797,164
2.00%, 11/15/26	14,400	15,241,500
2.13%, 06/30/22	8,000	8,176,562
2.13%, 12/31/22	9,400	9,697,789
2.13%, 11/30/23	500	523,945
2.13%, 02/29/24	24,800	26,074,875
2.13%, 03/31/24	19,200	20,209,500
2.13%, 07/31/24	7,750	8,184,727
2.13%, 09/30/24	3,000	3,173,203
2.13%, 11/30/24	6,000	6,354,375
2.13%, 05/15/25	14,800	15,725,000
2.25%, 12/31/23	8,000	8,417,500
2.25%, 04/30/24	13,500	14,269,922
2.25%, 10/31/24	17,000	18,063,828
2.25%, 11/15/24	14,000	14,884,844
	Par/
	Shares
Security	(000)	Value

U.S. Government Obligations (continued)
2.25%, 11/15/25	$7,000	$7,490,547
2.25%, 02/15/27	7,900	8,467,195
2.25%, 08/15/27	15,000	16,062,891
2.25%, 11/15/27	19,300	20,658,539
2.38%, 01/31/23	4,000	4,150,000
2.38%, 08/15/24	11,200	11,925,375
2.38%, 05/15/27	4,000	4,315,000
2.38%, 05/15/29	3,300	3,546,984
2.50%, 03/31/23	2,300	2,399,637
2.50%, 08/15/23	2,040	2,144,550
2.50%, 05/15/24	21,025	22,401,480
2.63%, 06/30/23	4,750	4,994,551
2.63%, 02/15/29	7,922	8,664,688
2.75%, 04/30/23	2,300	2,414,820
2.75%, 07/31/23	10,400	10,981,750
2.75%, 11/15/23	7,150	7,596,316
2.75%, 06/30/25	15,000	16,327,734
2.75%, 08/31/25	250	272,461
2.75%, 02/15/28	7,990	8,803,981
2.88%, 09/30/23	8,000	8,500,625
2.88%, 04/30/25	15,350	16,755,484
2.88%, 05/31/25	1,900	2,075,750
2.88%, 07/31/25	2,000	2,188,594
2.88%, 11/30/25	7,500	8,233,008
2.88%, 08/15/28	25,150	27,940,078
3.00%, 09/30/25	2,200	2,423,266
3.00%, 10/31/25	2,000	2,204,688
5.25%, 11/15/28	10,750	13,781,836
5.25%, 02/15/29	150	192,984
5.50%, 08/15/28	8,500	10,995,547
6.00%, 02/15/26	500	621,680
6.50%, 11/15/26(a)	4,000	5,192,500
6.88%, 08/15/25	2,000	2,519,219
7.50%, 11/15/24	3,750	4,664,941
7.63%, 11/15/22	1,000	1,108,477
		1,347,988,854
Total U.S. Government & Agency Obligations — 60.2%
(Cost: $1,378,625,016)		1,403,057,805

Short-Term Investments

Money Market Funds — 3.7%
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(g)(h)(i)	84,954	84,954,307

Total Short-Term Investments — 3.7%
(Cost: $84,954,307)		84,954,307

Total Investments in Securities — 102.4%
(Cost: $2,327,352,127)		2,385,281,959

Other Assets, Less Liabilities — (2.4)%		(55,018,818)

Net Assets — 100.0%		$2,330,263,141

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Schedule of Investments (unaudited) (continued)	iShares® Intermediate Government/Credit Bond ETF
May 31, 2021

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(e)	U.S. dollar denominated security issued by foreign domiciled entity.

(f)	Zero-coupon bond.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period-end.

(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$68,626,943	$16,327,364	(a)	$—	$—	$—	$84,954,307	84,954	$38,125	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$802,349,887	$—	$802,349,887
Foreign Government Obligations	—	90,913,827	—	90,913,827
Municipal Debt Obligations	—	4,006,133	—	4,006,133
U.S. Government & Agency Obligations	—	1,403,057,805	—	1,403,057,805
Money Market Funds	84,954,307	—	—	84,954,307
	$84,954,307	$2,300,327,652	$—	$2,385,281,959

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.	RB	Revenue Bond
BAB	Build America Bond	SOFR	Secured Overnight Financing Rate
GO	General Obligation
GOL	General Obligation Limited
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corp.